Loan Level Exception - Disposition (Loan Grades)

2017-RT6 ID	State	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Seasoning > 3 Years	Fitch Compliance Grade	DBRS Compliance Grade
2017RT6103463	MN	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/14/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/14/2007.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6103461	NH	Primary	Purchase	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $776,393.40 is underdisclosed from calculated Finance Charge of $777,028.13 in the amount of $634.73.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	There is a Seller credit on page one of HUD for $6100 which is not itemized therefore excluded.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103460	CA	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/28/2007.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6103459	NC	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	Yes	B	B
2017RT6103458	CA	Primary	Refinance Rate/Term	3	1	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	Yes	B	B
2017RT6103457	AZ	Primary	Purchase	3	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 6.03100% is underdisclosed from calculated APR of 6.35322% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,342.60 is underdisclosed from calculated Finance Charge of $239,609.99 in the amount of $7,267.39.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/17/2006.	TIL Itemization does not reflect Admin, Broker, Discount, Origination, Processing, Settlement, Title Courier or Wire Fees as prepaid finance charges, a total of $7,366.32.

There is a Seller credit on page one of HUD for $8700 which is not itemized therefore excluded.	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103454	CA	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/26/2006.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6103451	NC	Primary	Purchase	3	3	[3] General - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) [3] Missing Document - FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed Choice Disclosure (Government Documents)	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	Yes	B	B
2017RT6103450	IL	Primary	Purchase		3	3	[3] General - FHA - Important Notice to Homebuyer (92900-B) is not compliant.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)	Missing borrower's signature.		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/24/2003.						-	Yes	B	B
2017RT6103446	WA	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
											[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6103445	NC	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
											[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103444	PA	Primary	Refinance Cash-out - Other		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	Yes	B	B
2017RT6103443	CA	Primary	Refinance Cash-out - Debt Consolidation	3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
											[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6103442	CA	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 01/23/2006 Raw Land/Other Non-Res Prop [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6103440	WV	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6103439	NY	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
											[2] Federal Compliance - (Missing Data) Unable to determine if HELOC is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103438	OR	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $110,350.46 is underdisclosed from calculated Finance Charge of $110,507.34 in the amount of $156.88.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Final HUD is missing: Title Co. Closing statement used for fees.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	Yes	D	D
2017RT6103437	SC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6103436	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/07/2005.						-	Yes	B	B
2017RT6103435	TN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103433	ME	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103432	NC	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	Yes	B	B
2017RT6103430	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/18/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/18/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	Yes	D	D
2017RT6103428	NC	Primary	Refinance Cash-out - Debt Consolidation	3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6103426	TN	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,368.19 is underdisclosed from calculated Finance Charge of $59,628.23 in the amount of $260.04.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/09/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/09/1998.	TIL itemization did not disclose a settlement fee of $365.00 as a prepaid finance charge..		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103423	SC	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	Yes	B	B
2017RT6103422	TN	Investment	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103421	IL	Primary	Purchase		3	1				3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state [2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien	Late charge not allowed per state (IL) - max late charge for IL is 5% - note states $10 which percentage is 6.344%.					Late Charge	Yes	C	C
2017RT6103420	NC	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103419	KS	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103418	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6103416	SC	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
											[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6103414	IN	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103413	FL	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,404.36 is underdisclosed from calculated Finance Charge of $186,499.75 in the amount of $95.39.	Unable to determine under disclosure due to missing itemization of amount financed.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103410	WA	Primary	Purchase		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103409	AZ	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103407	SC	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6103405	NC	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103404	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/26/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/26/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6103403	IL	Primary	Refinance Cash-out - Other	3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103402	OK	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/02/2006.						-	Yes	B	B
2017RT6103401	PA	Investment	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	Yes	B	B
2017RT6103399	FL	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			3	[3] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103398	KY	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/29/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6103396	VA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided			3	[3] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103395	OH	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[3] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[3] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC fees imposed by creditor to open, use, or maintain plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH loan is 1% - note states 3%, 2%, 1%. Lender is XXX	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103394	CA	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Missing Final HUD-1: Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Unable to locate the God Faith Estimate from within the documents provided. Used Itemization of Amount Financed				No	TNR Testing Not Required	Yes	D	D
2017RT6103393	FL	Primary	Refinance Cash-out - Debt Consolidation	3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $55,219.58 is underdisclosed from calculated Finance Charge of $55,573.50 in the amount of $353.92.
											[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	TIL itemization did not disclose a settlement f of $300, and a courier fee of $50 as prepaid finance charges.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103391	CA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/17/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6103389	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6103388	UT	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6103387	IN	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103386	WA	Primary	Refinance Cash-out - Debt Consolidation	3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
											[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103384	NY	Primary	Purchase		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6103382	SC	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6103380	AL	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	Yes	B	B
2017RT6103379	KS	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[3] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/07/2004.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103377	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/18/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6103366	IL	Primary	Refinance Rate/Term	3	3	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	3	[3] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

														TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103360	CA	Primary	Purchase	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/26/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		No	TNR Testing Not Required	Yes	D	D
2017RT6103356	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	File does not contain either Preliminary or Final title	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103353	MN	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
											[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Per MN statute, maximum late penalty is the greater of 5% or $7.60, however Note indicates a charge of the greater of 5% or $25 (6.283%) will be assessed.					Late Charge	Yes	C	C
2017RT6103350	MI	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6103347	IL	Investment	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6103346	IL	Primary	Purchase		1	1				1							-	Yes	A	A
2017RT6103344	IL	Primary	Purchase		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $286,942.67 is underdisclosed from calculated Finance Charge of $287,043.95 in the amount of $101.28.	Unable to determine source of under-disclosure due to missing Itemization of Amount Financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103343	IL	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/20/2006.						-	Yes	B	B
2017RT6103340	IL	Primary	Purchase		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	Yes	B	B
2017RT6103339	IL	Primary	Purchase		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6103336	MD	Primary	Purchase	3	3	[3] Missing Document - Builder's Certification is missing.: Disclosure: FHA - Builder's Certification of Plans, Specifications & Site (92541) (Government Documents)
[3] Missing Document - FHA Case # Assignment is missing.: Disclosure: FHA - Case # Assignment (Government Documents)
[3] Missing Document - FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)
[3] Missing Document - FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed Choice Disclosure (Government Documents)
[3] Missing Document - FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents)
[3] Missing Document - Final HUD Addendum 92900-A is missing.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] Missing Document - Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[3] Missing Document - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided
[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided
[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Missing Document - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1992 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/28/1992 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/28/1991. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA - subject to a 1 year SOL for affirmative claims under TILA		No	TNR Testing Not Required	Yes	D	D
2017RT6103333	NJ	Primary	Refinance Rate/Term	3	3	[3] Missing Document - Amendatory Clause and Real Estate Certification is missing.: Disclosure: FHA - Amendatory Clause and Real Estate Certification (Government Documents)
[3] General - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[3] Missing Document - FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)
[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided
							[3] Missing Document - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103332	DE	Primary	Purchase	3	3	[3] Missing Document - Amendatory Clause and Real Estate Certification is missing.: Disclosure: FHA - Amendatory Clause and Real Estate Certification (Government Documents)
[3] General - FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] General - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[3] Missing Document - FHA Case # Assignment is missing.: Disclosure: FHA - Case # Assignment (Government Documents)
[3] Missing Document - FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed Choice Disclosure (Government Documents)
[3] Missing Document - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] Missing Document - Lead Based Paint Attachment - Attached to Purchase Contract is missing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents)
[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided
[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
							[3] Missing Document - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)	FHA - final HUD Addendum to the Loan Application is missing.		1							-	Yes	A	A
2017RT6103331	DE	Primary	Refinance Rate/Term	3	3	[3] General - FHA - Amendatory Clause and Real Estate Certification is not compliant.: Disclosure: FHA - Amendatory Clause and Real Estate Certification (Government Documents) [3] Missing Document - FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)	Missing signatures	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,944.64 is underdisclosed from calculated Finance Charge of $370,072.28 in the amount of $16,127.64.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/18/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/18/2009.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The Lender's TIL reflects MI dropping off after 134 months, however, the audited TIL indicates MI should drop off after 360 months.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103330	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/25/2003.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6103329	NY	Primary	Purchase		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/12/2005.						-	Yes	B	B
2017RT6103328	CA	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $295,039.27 is underdisclosed from calculated Finance Charge of $295,457.57 in the amount of $418.30.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Unable to determine under disclosure due to missing itemization.	TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103325	WI	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6103324	DE	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/10/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.					Yes	TR HUD Deficiency	Yes	D	D
2017RT6103323	FL	Investment	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103322	NJ	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/31/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6103321	FL	Primary	Purchase		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6103256	MD	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2007.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6103255	GA	Primary	Purchase		3	1				3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.					Yes	TR Indeterminable	Yes	D	D
2017RT6103254	MI	Primary	Purchase	3	3	[3] Missing Document - Amendatory Clause and Real Estate Certification is missing.: Disclosure: FHA - Amendatory Clause and Real Estate Certification (Government Documents)
[3] General - FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) is not compliant.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)
[3] General - FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] General - FHA - Lead Based Paint Attachment - Attached to Purchase Contract is not compliant.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents)
[3] Missing Document - FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed Choice Disclosure (Government Documents)
[3] Missing Document - Final HUD Addendum 92900-A is missing.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] Missing Document - Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
							[3] Application / Processing - Missing Document: Missing Final 1003	Verify. Verify. Not signed by the underwriter.		1							-	Yes	A	A
2017RT6103238	IL	Primary	Refinance Rate/Term	3	1	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	Yes	B	B
2017RT6103235	NE	Primary	Purchase	2	1	2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.						-	No	B	B
2017RT6103234	NV	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103233	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: 10/15/2011 Inspection Date:	The most recent valuation inspection is not in the file.	2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103232	MA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: 04/26/2010 Inspection Date:	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency (UAL State)	Yes	B	B
2017RT6103231	CA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: 09/07/2014 Inspection Date: 02/22/1983	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		TR Tested	TILA SOL Expired	Yes	B	B
2017RT6103230	TX	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: 06/22/2015 Inspection Date:	The loan file did not contain most recent valuation inspection.	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	Yes	B	B
2017RT6103229	MD	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6103228	CA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103226	MA	Primary	Purchase		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: 04/26/2010 Inspection Date:			2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA (2010) - Initial Escrow Account Statement Not Provided Timely: RESPA (2010): Initial escrow account statement was not provided to the borrower at closing. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.						-	Yes	B	B
2017RT6103225	IL	Primary	Purchase	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: 07/22/2008 Inspection Date: 04/12/2007	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $41513.72 is underdisclosed from calculated Finance Charge of $41730.91 in the amount of $217.19.
[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	TIL in file presumed to be the Final TIL is dated the same as the Note date and is unsigned	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	Yes	B	B
2017RT6103224	GA	Primary	Purchase	3	1	3	[3] Federal Compliance - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	Yes	B	B
2017RT6103223	CA	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	Yes	B	B
2017RT6103222	TN	Investment	Purchase		3	3	[3] Closing / Title - Missing Document: Security Instrument not provided			2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6103204	NJ	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103202	MA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Modification not provided	Tape indicates loan has been modified but no Modification Agreement located in the file.		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	Yes	B	B
2017RT6103201	PA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103198	TN	Purchase	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Note, Mortgage, and Final Title. Insufficient documents to complete compliance.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	Yes	D	D
2017RT6103195	OK	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
											[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6103184	AL	Primary	Purchase		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1							-	Yes	A	A
2017RT6103183	TX	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103176	CT	Primary	Refinance Rate/Term		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6103175	CA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Closing / Title - Title: Evidence of title is missing	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 6/XX/2007 12:00:00 AM, prior to three (3) business days from transaction date of 6/XX/2007 12:00:00 AM.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6103174	IL	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Date provided not on Disclosure					-	Yes	B	B
2017RT6103172	CA	Primary	Purchase		1	1				1							-	Yes	A	A
2017RT6103171	TX	Primary	Purchase		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,695.87 is underdisclosed from calculated Finance Charge of $56,821.75 in the amount of $125.88.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103170	NJ	Investment	Refinance Rate/Term	3	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. Final HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.					No	TNR Testing Not Required	Yes	D	D
2017RT6103169	CA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6103168	CA	Primary	Refinance Rate/Term		2	1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103167	WA	Primary	Purchase		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103166	IN	Primary	Purchase	3	3	[3] General - FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] General - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[3] General - FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] Missing Document - FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed Choice Disclosure (Government Documents)
[3] Missing Document - FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents)	missing per document	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $137,255.94 is underdisclosed from calculated Finance Charge of $137,598.30 in the amount of $342.36.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Unable to determine under disclosure due to missing itemization		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103165	IN	Primary	Refinance Cash-out - Other		3	3	[3] General - FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents) [3] General - FHA - Informed Choice Disclosure is not compliant.: Disclosure: FHA - Informed Choice Disclosure (Government Documents) [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Missing Document - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)	No provided withing 3 days of loan application No SIgned by DE		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1						-	Yes	B	B
2017RT6103164	NJ	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] General - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[3] Missing Document - FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)
[3] Missing Document - FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed Choice Disclosure (Government Documents)
[3] Missing Document - FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents)
[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided
[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided
							[3] Missing Document - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,767.85 is underdisclosed from calculated Finance Charge of $187,083.04 in the amount of $315.19.	Unable to determine source of under disclosure due to missing Itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103163	NJ	Primary	Purchase	3	3	[3] General - FHA - Amendatory Clause and Real Estate Certification is not compliant.: Disclosure: FHA - Amendatory Clause and Real Estate Certification (Government Documents)	Missing real estate broker signature.	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103162	NJ	Primary	Refinance Rate/Term	3	3	[3] General - FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) is not compliant.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)
[3] General - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[3] General - FHA - Informed Choice Disclosure is not compliant.: Disclosure: FHA - Informed Choice Disclosure (Government Documents)
[3] Missing Document - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided
							[3] Missing Document - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)	. ..		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/22/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2009.						-	Yes	B	B
2017RT6103161	NJ	Primary	Purchase	2	1	2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
											[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.						-	No	B	B
2017RT6103160	NY	Primary	Refinance Cash-out - Other	3	3	[3] General - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) [3] Missing Document - FHA Case # Assignment is missing.: Disclosure: FHA - Case # Assignment (Government Documents) [3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,065.17 is underdisclosed from calculated Finance Charge of $209,374.20 in the amount of $4,309.03.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/07/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/18/2008.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Late charge per FHA Note 4%. Maximum per state 2%.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103159	NY	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] General - FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) is not compliant.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)
							[3] Missing Document - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)	.		2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.	4% late charge exceeds 2% maximum per state of NY.					-	Yes	B	B
2017RT6103158	NY	Primary	Purchase	3	3	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2012 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Late charge per FHA Note 4%. New York maximum 2%.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	Yes	D	D
2017RT6103157	IL	Primary	Purchase		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103156	PA	Primary	Refinance Rate/Term	3	3	[3] General - FHA - Important Notice to Homebuyer (92900-B) is not compliant.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) [3] General - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)	Disclosure was not executed by borrower.	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/12/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/20/2010.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103155	IN	Primary	Purchase	3	1	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,114.95 is underdisclosed from calculated Finance Charge of $124,240.78 in the amount of $125.83.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	HUD page 2 the bottom is cutoff. Unable to determine under disclosure due to missing itemization of amount financed. The bottom of the TIL provided is cutoff.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	Yes	D	D
2017RT6103154	CT	Primary	Refinance Rate/Term	3	3	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2012 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Document Error - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: <empty>	NMLS issue date 08/21/2015. Loan origination February 2012. NMLS issue date 08/21/2015. Loan origination February 2012.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6103153	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103152	IN	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Interest rate per note 10.45%. Interest rate per TIL 10.4508%		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103151	AZ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103150	MO	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103149	CO	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103148	GA	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $68554.66 is underdisclosed from calculated Finance Charge of $68591.80 in the amount of $37.14.
											[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103147	NC	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164889.87 is underdisclosed from calculated Finance Charge of $164956.02 in the amount of $66.15.	Lender did not include flood cert fee in finance charges		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103146	GA	Primary	Refinance Cash-out - Home Improvement		1	1				1							-	Yes	A	A
2017RT6103143	WV	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
											[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	Yes	B	B
2017RT6103142	NC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103141	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103140	WV	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6103139	MD	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103138	OH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103136	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103135	NM	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103132	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $131908.26 is underdisclosed from calculated Finance Charge of $131954.75 in the amount of $46.49.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
											[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Home loan protection act governing high cost loans limits late payments to ten days after due date. Note provides for late charge after only five days.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	C	C
2017RT6103131	VA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103130	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103129	AZ	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103128	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103126	CT	Primary	Refinance Rate/Term	3	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 4/XX/2008 12:00:00 AM, prior to three (3) business days from transaction date of 4/XX/2008 12:00:00 AM.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6103124	NY	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6103123	CO	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103122	CA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103121	KS	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103120	OK	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103119	WI	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103118	ID	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 9.51000% is underdisclosed from calculated APR of 9.64548% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $57090.23 is underdisclosed from calculated Finance Charge of $57526.49 in the amount of $436.26.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower.	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6103117	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
											[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.	Document missing from file. Document missing from file.					-	Yes	B	B
2017RT6103116	KY	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103115	MN	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.32198% or Final Disclosure APR of 11.33000% is in excess of allowable threshold of APOR 3.89% + 1.5%, or 5.39000%. Compliant Higher Priced Mortgage Loan.
[3] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 11.32198% or Final Disclosure APR of 11.33000% is in excess of allowable threshold of USTreasury 3.4100% + 3%, or 6.41000%.  Compliant Subprime Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6103114	CA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103113	IN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103111	WV	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76331.45 is underdisclosed from calculated Finance Charge of $76486.36 in the amount of $154.91.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103110	SC	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103109	SC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44382.30 is underdisclosed from calculated Finance Charge of $44583.91 in the amount of $201.61.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103108	IL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103107	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103105	VA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103104	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103103	AL	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103100	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103099	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103098	NC	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213404.31 is underdisclosed from calculated Finance Charge of $213474.08 in the amount of $69.77.
											[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103097	CA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103096	MI	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6103095	SC	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $52279.79 is underdisclosed from calculated Finance Charge of $52529.78 in the amount of $249.99.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103094	VA	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103093	FL	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111239.52 is underdisclosed from calculated Finance Charge of $111299.23 in the amount of $59.71.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103092	WV	Primary	Refinance Cash-out - Other	2	1	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
											[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	Yes	B	B
2017RT6103091	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
											[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.	The late payment fee may only be assessed for a payment past due for 10 days or more. [Tenn. Code Ann. § 45-20-103(15)(B).]					Late Charge	Yes	C	C
2017RT6103090	KY	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103089	CA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103088	AZ				3	1				3	[3] Loan File - (Missing Doc) Incomplete loan images/file [3] Federal Compliance - Missing Final HUD-1 [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Incomplete file, compliance has not run. File only contains Note, Mortgage, Title and TIL. Insufficient documents to complete compliance.				UTD	Indeterminable	Yes	D	D
2017RT6103087	AZ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103086	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
											[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.	5 days does not meet the minimum 10 days required before late charges are assessed per TN.					Late Charge	Yes	C	C
2017RT6103085	IL	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152342.77 is underdisclosed from calculated Finance Charge of $152398.06 in the amount of $55.29.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103083	IA	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172411.84 is underdisclosed from calculated Finance Charge of $172468.77 in the amount of $56.93.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103082	MI	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103081	AZ	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
											[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.	Incorrect form used for lender to lender loan.		TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6103079	AL	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103078	OK	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103077	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103074	VT	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103073	OH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103072	WI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103071	WV	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6103070	TN	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103069	FL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103067	AL	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	Yes	B	B
2017RT6103066	OK	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103064	MI	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103063	NC	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103062	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103061	CA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103060	CA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103059	FL	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6103056	NE	Primary	Refinance Cash-out - Other	2	1	2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103055	NE	Primary	Refinance Cash-out - Other	2	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
											[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6103053	MO	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103052	NE	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103051	PA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103050	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103049	MO	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103047	LA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6103046	LA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103045	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103044	AL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103043	ND	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103042	IN	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103040	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103038	LA	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Incomplete file, compliance has not run File only contains Note. Insufficient documents to complete compliance.				UTD	Indeterminable	Yes	D	D
2017RT6103036	CT	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6103034	CA	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.49619% or Final Disclosure APR of 9.50000% is in excess of allowable threshold of APOR 4.77% + 1.5%, or 6.27000%. Compliant Higher Priced Mortgage Loan.
											[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.			TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6103033	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						Late Charge	Yes	C	C
2017RT6103032	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103031	PA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103030	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
											[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.						-	Yes	B	B
2017RT6103029	TN	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6103028	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103027	CO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6103026	NC	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103025	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 4/XX/2000 12:00:00 AM, prior to three (3) business days from transaction date of 3/XX/2000 12:00:00 AM.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6103022	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103021	CO	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169736.58 is underdisclosed from calculated Finance Charge of $169816.10 in the amount of $79.52.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103020	CA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103019	IN	Primary	Purchase	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Miscellaneous Compliance - Transaction Error: Cash back on a purchase transaction.	Borrower receiving $2,000.07 per HUD.	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $68450.57 is underdisclosed from calculated Finance Charge of $68821.18 in the amount of $370.61.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
											[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	Purchase loan, lender did not include tax service fee or attorney fees in finance charges,		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103018	KY	Primary	Refinance Cash-out - Other	2	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
											[2] Federal Compliance - RESPA (2010) - Maximum prepayment penalty on HUD-1 Inaccurate: RESPA (2010): Maximum prepayment penalty on HUD-1 does not match actual maximum prepayment penalty.						-	Yes	B	B
2017RT6103017	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103016	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6103015	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103014	WV	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103012	WI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103010	AL	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44621.46 is underdisclosed from calculated Finance Charge of $44728.96 in the amount of $107.50.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6103009	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103008	IL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6103007	CA	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103006	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Document: Approval not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B

Loan Level Exception - Disposition (Loan Grades)

2017-RT6 ID	State	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Seasoning > 3 Years	Fitch Compliance Grade	DBRS Compliance Grade
2017RT6103005	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.99979% or Final Disclosure APR of 10.00000% is in excess of allowable threshold of APOR 4.99% + 1.5%, or 6.49000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/22/2010 which is 1 months prior to consummation.  A 3 month lookback was used to determine this application date.  The final date used for testing was  1/1/2010.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on HUD-1 Inaccurate: RESPA (2010): Maximum prepayment penalty on HUD-1 does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

														TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6103003	MD	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6103002	CO	Primary	Refinance Rate/Term		3	1				3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6103000	AZ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102999	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	Yes	B	B
2017RT6102998	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6102997	FL	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102996	AZ	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6102995	AZ	Primary	Refinance Cash-out - Other		2	1				2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-	Yes	B	B
2017RT6102994	WV	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $311208.72 is underdisclosed from calculated Finance Charge of $311333.31 in the amount of $124.59.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102993	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $33626.83 is underdisclosed from calculated Finance Charge of $33663.13 in the amount of $36.30.
											[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102992	NC	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6102991	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6102990	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6102989	IN	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125335.91 is underdisclosed from calculated Finance Charge of $125371.13 in the amount of $35.22.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Prepaid interest was included on HUD due to First payment being Front loaded interest pd by borrower. This amount was not financed by lender but system could not be overridden.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102988	WV	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 9/XX/2005 12:00:00 AM, prior to three (3) business days from transaction date of 9/XX/2007 12:00:00 AM.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s).
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Lender counted Sunday as rescission		TILA ROR - 3yrs for rescindable transactions. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102987	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6102983	SC	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $41082.10 is underdisclosed from calculated Finance Charge of $41401.76 in the amount of $319.66.	It appears that lender did not include attorney fee of $300.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102982	ID	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102980	MO	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6102979	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102978	IL	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102977	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102976	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102975	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102974	GA	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 1/9/2005 which is 30 days prior to the note date.						-	Yes	B	B
2017RT6102973	WI	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing all loan applications.	Lender letter in file dated 03/24/2005 to acknowledge receipt of application		2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6102971	OH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing all loan applications.	Lender letter in file dated 04/26/2007 to acknowledge receipt of application		2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.						-	Yes	B	B
2017RT6102970	NE	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6102969	OH	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Document Error - RTC Error: All required parties did not sign the Right to Cancel
											[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.	Borrower's spouse did not sign RTC		TILA ROR - 3yrs for rescindable transactions. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102968	IL	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102967	AL	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6102966	IL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102964	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102963	NM	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102962	MO	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
											[2] Federal Compliance - RESPA (2010) - Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102961	DE	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6102959	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6102958	MI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102957	WV	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	Yes	B	B
2017RT6102956	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102955	NC	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6102954	MO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102953	CA	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
											[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102950	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: 1003 Final not provided	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
											[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102948	MS	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102947	VA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102946	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6102945	VA	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $302838.26 is underdisclosed from calculated Finance Charge of $302876.30 in the amount of $38.04.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102944	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6102943	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102942	FL	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153601.75 is underdisclosed from calculated Finance Charge of $153658.26 in the amount of $56.51.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102941	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] State Compliance - Virginia Pre-Foreclosure Disclosure (SB797): Virginia High Risk Mortgage Loan Pre-Foreclosure Disclosure (SB797): No evidence of a pre-foreclosure disclosure sent at least ten (10) days prior to sending a notice of acceleration for a loan which was accelerated/foreclosed between 07/01/08 and 07/01/10.						-	Yes	B	B
2017RT6102938	WV	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6102937	VA	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199164.94 is underdisclosed from calculated Finance Charge of $199247.13 in the amount of $82.19.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102936	NM	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102934	OH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102932	TN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102931	IL	Investment	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102929	IL	Primary	Purchase		1	1				1							-	Yes	A	A
2017RT6102928	IL	Primary	Refinance Cash-out - Home Improvement		1	1				1							-	Yes	A	A
2017RT6102927	IL	Investment	Purchase		1	1				1							-	Yes	A	A
2017RT6102924	IL	Primary	Purchase	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102922	IL	Investment	Refinance Cash-out - Home Improvement		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6102921	CA	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102919	RI	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		TR Tested	TILA SOL Expired	Yes	B	B
2017RT6102918	TX	Primary	3	3	[3] Missing Document - Title: Evidence of title is missing	3	[3] Loan File - (Missing Doc) Incomplete loan images/file [3] Federal Compliance - Missing Final HUD-1 [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's	Initial application date not located in file. Used date 30 days prior to Note Date for application date
												File only contains Mortgage, and a combined Note/ TIL .Missing purpose and occupancy, Insufficient documents to complete compliance.				UTD	Indeterminable	Yes	D	D
2017RT6102917	CA	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. Final HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	Yes	D	D
2017RT6102916	LA	Primary	Purchase		3	1				3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	TIL in file is indicated to be final, dated at top same date as Note but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	Yes	B	B
2017RT6102915	CA	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		TR Tested	TILA SOL Expired	Yes	B	B
2017RT6102913	CA	Primary	Refinance Cash-out - Other	3	1	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	TIL in file is indicated to be final, expected funding date after note date and prior to disbursement date but is not signed or dated by borrower so cannot confirm that borrower received		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		TR Tested	TILA SOL Expired	Yes	B	B
2017RT6102912	AZ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102911	PA	Primary	Purchase	3	1	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	Yes	B	B
2017RT6102910	MO	Primary	Purchase	3	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
											[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	Yes	D	D
2017RT6102909	IN	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6102908	SC	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency (UAL State)	Yes	B	B
2017RT6102907	GA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/10/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102906	TX	Refinance	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Missing Document - Initial TIL not provided
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File contains only Note, Mortgage and Title. Insufficient documents to complete compliance.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	Yes	D	D
2017RT6102905	IN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/01/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/01/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102904	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/09/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/09/2005.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102903	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,398.23 is underdisclosed from calculated Finance Charge of $76,438.73 in the amount of $40.50.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/11/2004.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102901	HI	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
											[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $497,686.15 is underdisclosed from calculated Finance Charge of $497,776.01 in the amount of $89.86.	The HUD in the file appears to be final but incomplete. Line 813 reflects Broker fee P.O.C no dollar amount shown.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	Yes	D	D
2017RT6102899	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/10/2004.						-	Yes	B	B
2017RT6102898	ND	Primary	Refinance Rate/Term		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102897	VA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102896	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/04/2003.						-	Yes	B	B
2017RT6102895	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/20/2005.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102894	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102893	AL	Primary	Refinance Rate/Term	3	1	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested	Yes	B	B
2017RT6102892	MT	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102891	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102889	PA	Second Home	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102888	OR	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102887	MO	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2002. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102886	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6102885	LA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102884	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $31,591.34 is underdisclosed from calculated Finance Charge of $31,631.28 in the amount of $39.94.	Per calculation, Total Payments disclosed on the Final TIL are understated by $41.68.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102883	GA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102882	WI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102881	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6102880	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102879	NM	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/06/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/06/2008.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102878	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,300.86 is underdisclosed from calculated Finance Charge of $177,637.54 in the amount of $336.68.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/16/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Disclosed payment on Note of $743.59 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102877	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/2/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/2/2002.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.89679% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,714.23 on an Original Principal Loan Amount of $35,007.20 vs. an allowable total of $1,050.21 (an overage of $664.02 or 1.89679%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102876	WV	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102875	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6102874	VA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102873	OH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102871	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102870	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102869	KS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/11/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102868	MN	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 10.25280% or Final Disclosure APR of 10.25000% is in excess of allowable threshold of USTreasury 5.1900% + 3%, or 8.19000%. Compliant Subprime Loan.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,598.38 is underdisclosed from calculated Finance Charge of $87,637.15 in the amount of $38.77.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/24/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Disclosed payment on Note of $607.17 does not correspond with the loan amount, loan term, and interest rate on the loan.	Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State HPML - Compliant	Yes	B	B
2017RT6102866	OR	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102865	ME	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102864	HI	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 12/29/1997 2 Family	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,919.04 is underdisclosed from calculated Finance Charge of $229,998.55 in the amount of $79.51.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/21/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/21/2001.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102862	NE	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $70,090.88 is underdisclosed from calculated Finance Charge of $70,141.54 in the amount of $50.66.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Disclosed payment on Note of $569.73 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102861	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/18/2007.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102860	LA	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102859	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102857	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2003.						-	Yes	B	B
2017RT6102856	NJ	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102855	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102854	IN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102853	LA	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	Yes	B	B
2017RT6102852	WI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/7/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/7/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102851	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102849	MT	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/25/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102848	PA	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102847	KS	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,958.14 is underdisclosed from calculated Finance Charge of $123,137.81 in the amount of $179.67.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Disclosed payment on Note of $473.33 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102846	NM	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,890.27 is underdisclosed from calculated Finance Charge of $128,130.75 in the amount of $240.48.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/16/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/16/2008.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Itemization of Finance Charges is available. Unable to determine under disclosure. Under disclosure appears to be fee payment steam related. The tape interest rate of 10.52520% was rounded to 10.53 per the Note.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102845	OR	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2002, prior to three (3) business days from transaction date of 09/XX/2002.
											[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			TILA ROR - 3yrs for rescindable transactions. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102844	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102843	PA	Primary	Refinance Cash-out - Home Improvement		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.					Yes	TR Indeterminable	Yes	D	D
2017RT6102842	IN	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/19/2005.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102841	WV	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6102840	NJ	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	Yes	B	B
2017RT6102839	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/26/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/26/1997.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102838	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6102837	LA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102836	CO	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) TIL Error: APR is blank
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	TILA APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		TR Tested	TILA SOL Expired	Yes	B	B
2017RT6102835	KY	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102833	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102832	FL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102831	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $48,279.98 is underdisclosed from calculated Finance Charge of $48,342.98 in the amount of $63.00.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/14/2004.	DSI under disclosure- Erroneous – Under disclosure due to loan being DSI	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102830	NM	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102828	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6102827	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is blank.
											[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,167.29 is underdisclosed from calculated Finance Charge of $116,677.28 in the amount of $509.99.	TIL Itemization did not disclose the attorney fee of $500 as prepaid finance charges. No attorney preference disclosure in file.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	Yes	C	C
2017RT6102824	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102823	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,052.64 is underdisclosed from calculated Finance Charge of $93,145.20 in the amount of $92.56.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.17501% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,872.03 on an Original Principal Loan Amount of $55,498.09 vs. an allowable total of $1,664.94 (an overage of $1,207.09 or 2.17501%.)	Under-disclosure appears to be a result of a variance in irregular first payment.	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.
GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102821	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/29/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102820	FL	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6102819	AL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102818	FL	Primary	Purchase		3	3	[3] Missing Document - FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents) [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided			1							-	Yes	A	A
2017RT6102817	FL	Primary	Purchase		3	3	[3] Missing Document - FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents) [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Missing Document - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)			1							-	Yes	A	A
2017RT6102816	FL	Primary	Purchase		3	3	[3] Missing Document - FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents)			1							-	Yes	A	A
2017RT6102815	FL	Primary	Refinance Rate/Term		3	3	[3] Missing Document - FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents) [3] Missing Document - Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) [3] Missing Document - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/07/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	Yes	B	B
2017RT6102814	FL	Primary	Purchase		3	3	[3] General - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)			1							-	Yes	A	A
2017RT6102813	FL	Primary	Purchase	3	3	[3] Missing Document - Amendatory Clause and Real Estate Certification is missing.: Disclosure: FHA - Amendatory Clause and Real Estate Certification (Government Documents)
[3] Missing Document - FHA Case # Assignment is missing.: Disclosure: FHA - Case # Assignment (Government Documents)
[3] Missing Document - FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed Choice Disclosure (Government Documents)
[3] Missing Document - FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents)
[3] Missing Document - Final HUD Addendum 92900-A is missing.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] Missing Document - Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[3] Missing Document - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] Missing Document - Lead Based Paint Attachment - Attached to Purchase Contract is missing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents)
[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided
[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided
[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] Missing Document - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)	3	[3] Closing / Title - (Doc Error) HUD Error: Contract sales price is blank.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/17/2003.	Missing contract		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	Yes	C	C
2017RT6102812	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Missing Document - FHA Case # Assignment is missing.: Disclosure: FHA - Case # Assignment (Government Documents) [3] Missing Document - Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) [3] Missing Document - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)			2	[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/10/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/10/2008.						-	Yes	B	B
2017RT6102811	FL	Primary	Purchase	3	3	[3] General - FHA - Amendatory Clause and Real Estate Certification is not compliant.: Disclosure: FHA - Amendatory Clause and Real Estate Certification (Government Documents)
[3] Missing Document - FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed Choice Disclosure (Government Documents)
[3] Missing Document - FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents)
[3] Missing Document - Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[3] Missing Document - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] Missing Document - Lead Based Paint Attachment - Attached to Purchase Contract is missing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents)
							[3] Missing Document - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)	Document is missing broker signature.		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/23/2002.						-	Yes	B	B
2017RT6102809	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/24/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.88636% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,915.02 on an Original Principal Loan Amount of $39,191.16 vs. an allowable total of $1,175.73 (an overage of $739.29 or 1.88636%.)	Missing Final title.	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102808	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
											[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.			Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation. This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102807	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102806	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.21150% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,264.33 on an Original Principal Loan Amount of $53,765.44 vs. an allowable total of $1,612.96 (an overage of $651.37 or 1.21150%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102805	NC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102804	IA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing			1							-	Yes	A	A
2017RT6102802	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $78,231.84 is underdisclosed from calculated Finance Charge of $78,306.77 in the amount of $74.93.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Under disclosed $74.93. $.07 difference in the simple interest payment calculation and $75.00 Attorney's fee. No documentation in file to indicate this is document preparation fee.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102801	IN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/11/2003.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102800	TN	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.99000% is underdisclosed from calculated APR of 10.14686% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $37,126.92 is underdisclosed from calculated Finance Charge of $37,456.92 in the amount of $330.00.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Note was re written,the new note changed the date of the note but not the interest start date.
Disclosed payment on Note of $466.54 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

														TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	Yes	C	C
2017RT6102799	NJ	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102798	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 12.39000% is underdisclosed from calculated APR of 13.34515% outside of 0.125% tolerance.			TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102797	KY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102796	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.66429% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,862.22 on an Original Principal Loan Amount of $50,820.73 vs. an allowable total of $1,524.62 (an overage of $337.60 or 0.66429%.)	Missing Final Title.	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102795	KS	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102794	NY	Primary	Purchase		2	1				2	[2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/25/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/25/1999.						-	Yes	B	B
2017RT6102793	AZ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102792	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102791	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/4/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/4/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.46543% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,101.35 on an Original Principal Loan Amount of $31,781.04 vs. an allowable total of $953.43 (an overage of $147.92 or 0.46543%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102790	NH	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102789	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102788	LA	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/09/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/09/1998.						-	Yes	B	B
2017RT6102787	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/16/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/16/1998.						-	Yes	B	B
2017RT6102786	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/31/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102785	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102784	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.47125% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,701.86 on an Original Principal Loan Amount of $82,792.57 vs. an allowable total of $2,483.77 (an overage of $1,218.09 or 1.47125%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102783	FL	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $254,326.09 is underdisclosed from calculated Finance Charge of $254,901.80 in the amount of $575.71.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102781	IA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102780	TX	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $62,066.87 is underdisclosed from calculated Finance Charge of $62,266.81 in the amount of $199.94.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.88294% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,996.01 on an Original Principal Loan Amount of $77,158.27 vs. an allowable total of $2,314.74 (an overage of $681.27 or 0.88294%.)	Per Itemization of Amount Financed, lender did not disclose $200 Attorney Fee as a pre-paid finance charge. Missing invoice to verify if any portion of this fee is attributable to document preparation or other services.	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102779	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102776	IL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102775	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.72395% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,721.25 on an Original Principal Loan Amount of $46,221.12 vs. an allowable total of $1,386.63 (an overage of $334.62 or 0.72395%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102774	ME	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	Yes	B	B
2017RT6102773	IN	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $285,896.48 is underdisclosed from calculated Finance Charge of $286,441.21 in the amount of $544.73.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Underdisclosure due to loan being DSI.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102770	NC	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,992.20 is underdisclosed from calculated Finance Charge of $163,500.26 in the amount of $508.06.	Disclosed payment on Note of $620.27 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102769	NC	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/21/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102768	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.33903% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,355.75 on an Original Principal Loan Amount of $100,500.65 vs. an allowable total of $3,015.01 (an overage of $340.74 or 0.33903%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102767	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.74031% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,489.78 on an Original Principal Loan Amount of $25,952.97 vs. an allowable total of $778.58 (an overage of $711.20 or 2.74031%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102765	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102763	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $36,696.96 is underdisclosed from calculated Finance Charge of $36,827.44 in the amount of $130.48.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.40983% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,472.64 on an Original Principal Loan Amount of $72,515.14 vs. an allowable total of $2,175.45 (an overage of $297.19 or 0.40983%.)	Per Itemization of Amount Financed, lender did not disclose Attorney Fee of $125 as a pre-paid finance charge. Missing invoice to determine if any portion of this fee is attributable to document preparation or other services.	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102761	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102760	OR	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $288,802.48 is underdisclosed from calculated Finance Charge of $288,983.24 in the amount of $180.76.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/17/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	DSI under disclosure- Erroneous – Under disclosure due to loan being DSI		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102759	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $29,510.03 is underdisclosed from calculated Finance Charge of $29,634.86 in the amount of $124.83.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.10946% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,615.39 on an Original Principal Loan Amount of $31,615.65 vs. an allowable total of $948.46 (an overage of $666.93 or 2.10946%.)	Lender did not disclose $125 Attorney Fee as a pre-paid finance charge. Missing invoice to verify if any portion of this fee is attributable to document preparation or another service.	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102758	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,657.56 is underdisclosed from calculated Finance Charge of $61,788.00 in the amount of $130.44.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.23810% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,876.67 on an Original Principal Loan Amount of $67,876.42 vs. an allowable total of $2,036.29 (an overage of $840.38 or 1.23810%.)	Unable to exclude $125 Attorney's Fees from prepaid finance charges due to missing attorney invoice.	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102757	NM	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102755	ME	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102754	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/26/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6) and/or 50(t): Title indicates there are other lien(s) that are not included in CLTV calculation. Unable to conclusively determine compliance with 80% CLTV limitation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.61058% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,138.86 on an Original Principal Loan Amount of $46,390.22 vs. an allowable total of $1,391.70 (an overage of $747.16 or 1.61058%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102753	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $43,074.64 is underdisclosed from calculated Finance Charge of $43,149.54 in the amount of $74.90.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.62115% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,991.35 on an Original Principal Loan Amount of $54,992.22 vs. an allowable total of $1,649.76 (an overage of $341.59 or 0.62115%.)	Unable to determine under disclosure due to missing itemization of amount financed.	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102752	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/14/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/14/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102751	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102750	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Missing Document - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102749	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.99034% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,297.95 on an Original Principal Loan Amount of $57,587.86 vs. an allowable total of $1,727.63 (an overage of $570.32 or 0.99034%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102747	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $24,566.02 is underdisclosed from calculated Finance Charge of $24,640.99 in the amount of $74.97.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Under disclosed $74.97. Attorney's fee of $75.00 was not included in the amount financed but is on the HUD. Attorney invoice is not provided in file.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102746	WV	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6102745	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/22/1999. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102744	GA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/14/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/14/2000.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested	Yes	B	B
2017RT6102743	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.33728% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,698.67 on an Original Principal Loan Amount of $31,826.49 vs. an allowable total of $954.79 (an overage of $743.88 or 2.33728%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102742	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102741	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102740	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/17/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.46374% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,511.68 on an Original Principal Loan Amount of $72,513.48 vs. an allowable total of $2,175.40 (an overage of $336.28 or 0.46374%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102739	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $309,534.68 is underdisclosed from calculated Finance Charge of $309,579.41 in the amount of $44.73.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.02767% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $4,968.16 on an Original Principal Loan Amount of $123,350.65 vs. an allowable total of $3,700.51 (an overage of $1,267.65 or 1.02767%.)	Under-disclosure appears to be due to actual interest rate on loan is 11.1792% as per tape however, Note states rate is 11.18% which therefore, must be used for testing. Using rate per tape, pay streams match and there is no under-disclosure.	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102738	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/5/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/5/2002.						-	Yes	B	B
2017RT6102736	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102735	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/14/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.72177% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,599.07 on an Original Principal Loan Amount of $33,865.93 vs. an allowable total of $1,015.97 (an overage of $583.10 or 1.72177%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102734	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,464.40 is underdisclosed from calculated Finance Charge of $152,533.14 in the amount of $68.74.	The calculation of the monthly payment is causing the under disclosure.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102733	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.58431% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,890.58 on an Original Principal Loan Amount of $41,240.21 vs. an allowable total of $1,237.20 (an overage of $653.38 or 1.58431%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102732	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102731	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.61968% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,555.61 on an Original Principal Loan Amount of $98,229.91 vs. an allowable total of $2,946.89 (an overage of $608.72 or 0.61968%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102730	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 05/07/2004 Manufactured Housing	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.90662% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,479.98 on an Original Principal Loan Amount of $63,481.55 vs. an allowable total of $1,904.44 (an overage of $575.54 or 0.90662%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102729	CT	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102728	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Loan: APR on subject loan of 10.74974% or Final Disclosure APR of 10.75000% is in excess of allowable threshold of US Treasury 4.8600% + 3%, or 7.86000% and Conventional Mortgage Rate 6.2600% + 1.75%, or 8.01000%.
											[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.			State HPML - Compliant	Yes	B	B
2017RT6102727	MI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.						-	Yes	B	B
2017RT6102726	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102725	LA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102723	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.03514% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,283.30 on an Original Principal Loan Amount of $56,585.33 vs. an allowable total of $1,697.55 (an overage of $585.75 or 1.03514%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102722	NH	Primary	Refinance Rate/Term		2	1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	Yes	B	B
2017RT6102721	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $23,436.72 is underdisclosed from calculated Finance Charge of $23,561.56 in the amount of $124.84.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Unable to determine under disclosure due to missing Itemization of Amount Financed. No evidence in file to indicate $125 Attorney Fee is not a prepaid finance charge.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102719	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102718	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.68741% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,303.12 on an Original Principal Loan Amount of $89,578.25 vs. an allowable total of $2,687.34 (an overage of $615.78 or 0.68741%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102717	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.26421% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,216.94 on an Original Principal Loan Amount of $51,989.51 vs. an allowable total of $1,559.68 (an overage of $657.26 or 1.26421%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102716	MS	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/14/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102715	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/07/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102714	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Missing Document - Title: Evidence of title is missing	File does not contain Preliminary or Final Title		2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6102713	UT	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102712	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.38279% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,422.28 on an Original Principal Loan Amount of $26,422.74 vs. an allowable total of $792.68 (an overage of $629.60 or 2.38279%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102709	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/27/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/27/1999.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102707	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/16/2002.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102706	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.08085% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,873.55 on an Original Principal Loan Amount of $36,874.74 vs. an allowable total of $1,106.24 (an overage of $767.31 or 2.08085%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102705	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.53798% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,172.52 on an Original Principal Loan Amount of $21,172.35 vs. an allowable total of $635.17 (an overage of $537.35 or 2.53798%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102704	WV	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102703	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.89215% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,800.45 on an Original Principal Loan Amount of $36,802.83 vs. an allowable total of $1,104.08 (an overage of $696.37 or 1.89215%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B

Loan Level Exception - Disposition (Loan Grades)

2017-RT6 ID	State	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Seasoning > 3 Years	Fitch Compliance Grade	DBRS Compliance Grade
2017RT6102702	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102701	IL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102700	CO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.			Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			-	Yes	B	B
2017RT6102699	IA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1995 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/12/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/12/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Document Error - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 05/04/1995
											[2] Document Error - Unable to determine the # of units, compliance results were generated using a defaulted value of 4.: Valuation Type: Stated / Valuation Report Date: 05/04/1995			TILA ROR - 3yrs for rescindable transactions.		No	TNR Testing Not Required	Yes	D	D
2017RT6102698	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,433.44 is underdisclosed from calculated Finance Charge of $125,834.34 in the amount of $400.90.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/11/2006.	DSI under disclosure- Erroneous – Under disclosure due to loan being DSI		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102696	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.05577% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,863.75 on an Original Principal Loan Amount of $36,863.85 vs. an allowable total of $1,105.91 (an overage of $757.84 or 2.05577%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102695	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.74027% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,377.36 on an Original Principal Loan Amount of $23,994.68 vs. an allowable total of $719.84 (an overage of $657.52 or 2.74027%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102694	OH	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/24/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/24/2001. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102693	MS	Primary	Refinance Cash-out - Other		3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state	10 day grace period is less than 15 day minimum per state (MS).					Late Charge	Yes	C	C
2017RT6102692	OH	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.						-	Yes	B	B
2017RT6102690	MI	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
											[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6102689	NH	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/20/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102688	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.96174% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,778.02 on an Original Principal Loan Amount of $44,879.80 vs. an allowable total of $1,346.39 (an overage of $431.63 or 0.96174%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102687	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102686	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/8/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/8/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.58232% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,235.95 on an Original Principal Loan Amount of $62,416.23 vs. an allowable total of $1,872.48 (an overage of $363.47 or 0.58232%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102685	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Signed at Closing): Ohio Consumer Sales Practices Act: Consumer did not sign the required Closing Disclosure on the date of closing
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing.
											[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.						-	Yes	B	B
2017RT6102682	IN	Primary	Refinance Rate/Term		3	1				3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2000, prior to three (3) business days from transaction date of 06/XX/2000.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102681	NC	Primary	Purchase	3	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 15.00000% is underdisclosed from calculated APR of 15.32040% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,340.47 is underdisclosed from calculated Finance Charge of $99,077.53 in the amount of $737.06.	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102680	SC	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102679	IN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6102678	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,839.90 is underdisclosed from calculated Finance Charge of $164,925.13 in the amount of $85.23.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.85629% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,621.69 on an Original Principal Loan Amount of $67,984.70 vs. an allowable total of $2,039.54 (an overage of $582.15 or 0.85629%.)	Under-disclosure appears to be due to calculated interest rate on the loan is 10.866%, however Note states rate as 10.87%, rounded from calculated, which must therefore be used in testing.	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102677	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102676	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102675	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	PPP Expired. Prepay penalty is not allowed in the state of OH-max prepay is 1%-note states 3%,2%,1%. Lender is XXX.					-	Yes	B	B
2017RT6102673	WV	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6102672	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102671	KS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/07/2006.						-	Yes	B	B
2017RT6102670	WA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102669	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.94757% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,479.57 on an Original Principal Loan Amount of $37,480.49 vs. an allowable total of $1,124.41 (an overage of $355.16 or 0.94757%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102668	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/24/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.22601% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,202.37 on an Original Principal Loan Amount of $28,451.69 vs. an allowable total of $853.55 (an overage of $348.82 or 1.22601%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102667	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.17002% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,167.88 on an Original Principal Loan Amount of $51,987.24 vs. an allowable total of $1,559.61 (an overage of $608.27 or 1.17002%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102666	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/19/2002.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.
[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.
[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102665	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102664	AL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102663	NJ	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		TR Tested	TILA SOL Expired	Yes	B	B
2017RT6102661	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/11/2007.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102659	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2009, prior to three (3) business days from transaction date of 07/XX/2009.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	The Note w/combined TIL signed 7/XX/2009.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

														TILA ROR - 3yrs for rescindable transactions.		TR Tested	TILA SOL Expired	Yes	B	B
2017RT6102658	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $46,258.89 is underdisclosed from calculated Finance Charge of $46,353.63 in the amount of $94.74.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.92141% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,461.25 on an Original Principal Loan Amount of $37,263.35 vs. an allowable total of $1,117.90 (an overage of $343.35 or 0.92141%.)	Unable to determine source of under-disclosure due to missing Itemization of Amount Financed.	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102657	TX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)			This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102656	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.99545% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,663.35 on an Original Principal Loan Amount of $33,297.31 vs. an allowable total of $998.91 (an overage of $664.44 or 1.99545%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102655	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,260.06 is underdisclosed from calculated Finance Charge of $45,384.68 in the amount of $124.62.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	TIL itemization did not disclose an attorney fee of $125 as a prepaid finance charge.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102652	NM	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/26/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102651	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.83980% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,795.41 on an Original Principal Loan Amount of $46,757.92 vs. an allowable total of $1,402.73 (an overage of $392.68 or 0.83980%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102650	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102649	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/4/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/4/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.16283% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,126.63 on an Original Principal Loan Amount of $51,086.13 vs. an allowable total of $1,532.58 (an overage of $594.05 or 1.16283%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102648	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/24/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102647	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/22/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.00843% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,507.10 on an Original Principal Loan Amount of $37,598.26 vs. an allowable total of $1,127.94 (an overage of $379.16 or 1.00843%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102646	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102645	ND	Primary	Refinance Rate/Term		2	1				2	[2] Miscellaneous Compliance - (Missing Data) Appraised Value [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Used value from approval.					-	Yes	B	B
2017RT6102644	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102643	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.77792% or Final Disclosure APR of 10.78000% is in excess of allowable threshold of APOR 3.77% + 1.5%, or 5.27000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.10512% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,425.74 on an Original Principal Loan Amount of $27,927.65 vs. an allowable total of $837.82 (an overage of $587.92 or 2.10512%.)	GENERAL COMMENT (2017-06-19): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102642	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102641	VA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102640	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/23/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/23/2008.						-	Yes	B	B
2017RT6102639	IN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,014.84 is underdisclosed from calculated Finance Charge of $106,125.24 in the amount of $110.40.	Under disclosure is caused by the simple interest payment calculation.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102637	SC	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. [2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6102636	OH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/29/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102635	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6102634	IN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102633	SC	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,409.28 is underdisclosed from calculated Finance Charge of $115,640.37 in the amount of $231.09.	The itemization of amount financed is in file had $75 for Title Documentation fee , HUD 1 has it for $175 .		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102632	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.63143% or Final Disclosure APR of 11.63000% is in excess of allowable threshold of APOR 4.62% + 1.5%, or 6.12000%. Compliant Higher Priced Mortgage Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.18191% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,418.46 on an Original Principal Loan Amount of $33,918.96 vs. an allowable total of $1,017.56 (an overage of $400.90 or 1.18191%.)	GENERAL COMMENT (2017-06-19): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102631	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102630	AZ	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6102629	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102628	GA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102627	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102626	MA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102625	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/02/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102623	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Holder's right to foreclose, Homestead Exemption Waiver			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/1999. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102622	SC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102621	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102620	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/14/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102619	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,619.83 is underdisclosed from calculated Finance Charge of $205,863.23 in the amount of $243.40.	Under disclosure appears to be caused by DSI calculation rounding as FTIL payment stream matches for the first 359 months and changes on the last payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102617	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Signed at Closing): Ohio Consumer Sales Practices Act: Consumer did not sign the required Closing Disclosure on the date of closing
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
											[2] State Compliance - Ohio Consumer Sales Practices Act (Unconscionable Clause): Ohio Consumer Sales Practices Act: Mortgage loan contains an unconscionable clause.						-	Yes	B	B
2017RT6102616	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $149,280.38 is underdisclosed from calculated Finance Charge of $149,481.26 in the amount of $200.88.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/30/2003.	Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102614	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.48029% or Final Disclosure APR of 11.47000% is in excess of allowable threshold of APOR 4.19% + 1.5%, or 5.69000%. Compliant Higher Priced Mortgage Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.29294% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,005.98 on an Original Principal Loan Amount of $19,006.07 vs. an allowable total of $570.18 (an overage of $435.80 or 2.29294%.)	GENERAL COMMENT (2017-06-19): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102613	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102610	GA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102609	GA	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/27/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2000.						-	Yes	B	B
2017RT6102608	NH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Verified					-	Yes	B	B
2017RT6102607	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 11.77000% is underdisclosed from calculated APR of 11.96560% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $27,168.15 is underdisclosed from calculated Finance Charge of $27,421.02 in the amount of $252.87.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Unable to determine source of under disclosed finance charges due to missing itemization.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102605	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102604	VA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102603	TX	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.68174% or Final Disclosure APR of 10.68000% is in excess of allowable threshold of APOR 4.85% + 1.5%, or 6.35000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.73175% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,241.73 on an Original Principal Loan Amount of $26,242.49 vs. an allowable total of $787.27 (an overage of $454.46 or 1.73175%.)	GENERAL COMMENT (2017-06-19): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102602	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102600	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102599	WV	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,388.86 is underdisclosed from calculated Finance Charge of $45,467.83 in the amount of $78.97.
											[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	The calculation of the monthly payment is causing the under disclosure.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102596	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/10/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/10/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102595	NC	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102592	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/18/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102590	LA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 11.62000% is underdisclosed from calculated APR of 11.76745% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,486.26 is underdisclosed from calculated Finance Charge of $135,281.47 in the amount of $795.21.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/24/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/24/1999.	Due to extremely limited docs in this file, unable to determine the exact cause of the under disclosure. However, it does appear to be fee related.	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102589	MS	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102588	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102587	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Note Error: Interest rate is blank.			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/07/2003.						-	Yes	B	B
2017RT6102585	PA	Primary	Refinance UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/20/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102584	ID	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102583	CA	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	Missing Homestead Exemption Waiver.		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102582	TX	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.98248% or Final Disclosure APR of 11.03000% is in excess of allowable threshold of APOR 4.19% + 1.5%, or 5.69000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.96437% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,097.01 on an Original Principal Loan Amount of $22,097.65 vs. an allowable total of $662.92 (an overage of $434.09 or 1.96437%.)	GENERAL COMMENT (2017-06-19): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102581	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.49984% or Final Disclosure APR of 9.53000% is in excess of allowable threshold of APOR 4.06% + 1.5%, or 5.56000%. Compliant Higher Priced Mortgage Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102578	OH	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	Yes	B	B
2017RT6102574	SC	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102573	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102572	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $74,283.95 is underdisclosed from calculated Finance Charge of $74,446.72 in the amount of $162.77.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/14/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Unable to determine the reason for the under-disclosure. There was no itemization of amount financed provided with the documentation.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102571	SD	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/15/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102570	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.37490% or Final Disclosure APR of 11.37000% is in excess of allowable threshold of APOR 5.10% + 1.5%, or 6.60000%. Compliant Higher Priced Mortgage Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.43379% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,391.92 on an Original Principal Loan Amount of $31,393.47 vs. an allowable total of $941.80 (an overage of $450.12 or 1.43379%.)	GENERAL COMMENT (2017-06-19): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102568	FL	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6102567	NY	Primary	Refinance Cash-out - Home Improvement		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102565	MD	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102564	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.01325% or Final Disclosure APR of 12.01000% is in excess of allowable threshold of APOR 4.17% + 1.5%, or 5.67000%. Compliant Higher Priced Mortgage Loan.
[3] Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.75423% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,003.05 on an Original Principal Loan Amount of $53,354.51 vs. an allowable total of $1,600.63 (an overage of $402.42 or 0.75423%.)	GENERAL COMMENT (2017-06-19): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102562	IN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102561	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102559	ME	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102558	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102557	PA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102556	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102554	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102553	WV	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102552	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.53061% or Final Disclosure APR of 11.50000% is in excess of allowable threshold of APOR 4.82% + 1.5%, or 6.32000%.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan Loan: APR on subject loan of 11.53061% or Final Disclosure APR of 11.50000% is in excess of allowable threshold of US Treasury 4.6600% + 3%, or 7.66000% and Conventional Mortgage Rate 4.8800% + 1.75%, or 6.63000%., or APOR 4.82% + 1.5%, or 6.32000%.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $72,241.47 is underdisclosed from calculated Finance Charge of $72,308.07 in the amount of $66.60.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.	Unable to determine source of under disclosed finance charges due to missing itemization.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102551	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102549	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.92390% or Final Disclosure APR of 10.92000% is in excess of allowable threshold of APOR 3.82% + 1.5%, or 5.32000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.18638% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,764.51 on an Original Principal Loan Amount of $34,022.00 vs. an allowable total of $1,020.66 (an overage of $743.85 or 2.18638%.)	GENERAL COMMENT (2017-06-19): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102548	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.16284% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,346.55 on an Original Principal Loan Amount of $32,346.92 vs. an allowable total of $970.40 (an overage of $376.15 or 1.16284%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102547	SC	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6102545	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.85379% or Final Disclosure APR of 10.85000% is in excess of allowable threshold of APOR 3.91% + 1.5%, or 5.41000%. Compliant Higher Priced Mortgage Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.39539% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,539.91 on an Original Principal Loan Amount of $28,541.22 vs. an allowable total of $856.23 (an overage of $683.68 or 2.39539%.)	GENERAL COMMENT (2017-06-19): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102544	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.39123% or Final Disclosure APR of 11.39000% is in excess of allowable threshold of APOR 5.48% + 1.5%, or 6.98000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102543	NM	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102542	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003	The final application is not in the file.		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6102541	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/16/2003. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6102540	WA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/09/2002.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102539	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102538	MD	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/19/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/19/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102536	MN	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 9.29930% or Final Disclosure APR of 9.30000% is in excess of allowable threshold of USTreasury 4.7200% + 3%, or 7.72000%. Compliant Subprime Loan.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
											[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.			Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.			State HPML - Compliant	Yes	B	B
2017RT6102535	MN	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102534	IN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/19/2003.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102533	MS	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102530	GA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 9/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/18/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102529	TX	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.40740% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,494.58 on an Original Principal Loan Amount of $27,639.52 vs. an allowable total of $829.18 (an overage of $665.40 or 2.40740%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102528	GA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $85,889.92 is underdisclosed from calculated Finance Charge of $85,955.20 in the amount of $65.28.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/2/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/2/1999.	Unable to determine under disclosure due to missing itemization of amount finance.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102525	NM	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102524	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					Yes	TR Indeterminable	Yes	D	D
2017RT6102522	NJ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102521	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102520	PA	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102519	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.74029% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $913.52 on an Original Principal Loan Amount of $15,914.18 vs. an allowable total of $477.42 (an overage of $436.10 or 2.74029%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102518	MS	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102515	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.52035% or Final Disclosure APR of 11.52000% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%. Compliant Higher Priced Mortgage Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.81754% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,997.27 on an Original Principal Loan Amount of $41,458.29 vs. an allowable total of $1,243.74 (an overage of $753.53 or 1.81754%.)	GENERAL COMMENT (2017-06-19): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102514	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,332.20 is underdisclosed from calculated Finance Charge of $87,411.14 in the amount of $78.94.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2004.	TIL Itemization did n$6.60 GRMA fee as a prepaid finance charge		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102512	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.27478% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,286.19 on an Original Principal Loan Amount of $30,087.89 vs. an allowable total of $902.63 (an overage of $383.56 or 1.27478%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102511	MI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $113,342.23 is underdisclosed from calculated Finance Charge of $113,584.34 in the amount of $242.11.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/01/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/01/2008.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Disclosed payment on Note of $435.80 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102509	IN	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102508	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102507	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $285,080.12 is underdisclosed from calculated Finance Charge of $285,731.36 in the amount of $651.24.	Under disclosure due to DSI calculation.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102506	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.11360% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,461.38 on an Original Principal Loan Amount of $28,578.30 vs. an allowable total of $857.34 (an overage of $604.04 or 2.11360%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102505	FL	Primary	Refinance Cash-out - Other		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/21/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/21/1999.						-	Yes	B	B
2017RT6102504	IL	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6102503	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102501	MA	Primary	Refinance Streamlined	HUD Safe Harbor QM	3	3	[3] General - FHA - Loan Transmittal (92900-LT) is not compliant.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents) [3] Insufficient Coverage - Hazard Insurance Policy expires within 90 days of the Note Date. Check data entry and set applicable exception: Hazard Insurance Policy Expiration Date 06/16/2015, Note Date 05/16/2015 [3] Missing Document - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)	Renewal missing from file. Document is missing from file. Missing DE Underwriter signature		2	[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.	MI of $196.89 is already included in monthly amount owed of $1,537.80 and Note P&I reflects $1,367.02.					-	No	B	B
2017RT6102468	RI	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.
[3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.
[3] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/03/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/03/2007.	"Assignee Liability: A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."

"Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."

"Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."

"Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
														Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees. Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."			State - NC	Yes	C	C
2017RT6102466	GA	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,043.75 is underdisclosed from calculated Finance Charge of $87,210.04 in the amount of $166.29.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/24/2005.	Til Itemization did not include$6.50 GRML fee of $6.60 as prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102465	GA	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6102464	LA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/11/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102463	AL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102462	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102461	NC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102460	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Note Error: Interest rate is blank. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/27/2003.						-	Yes	B	B
2017RT6102459	ME	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102458	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102456	NC	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,788.73 is underdisclosed from calculated Finance Charge of $115,169.23 in the amount of $380.50.	Disclosed payment on Note of $453.95 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102454	IN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/14/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102453	IN	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $246,428.93 is underdisclosed from calculated Finance Charge of $246,658.28 in the amount of $229.35.	Payment stream is off after 359 months		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102452	NJ	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102451	NM	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6102448	LA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102447	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102446	MO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102445	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102444	LA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6102443	MO	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102441	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102440	MO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102439	AZ	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/27/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102438	NM	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102437	NH	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,870.43 is underdisclosed from calculated Finance Charge of $167,089.60 in the amount of $219.17.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/09/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	DSI under disclosure- Erroneous – Under disclosure due to loan being DSI	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		TR Tested	TILA SOL Expired	Yes	B	B
2017RT6102436	FL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102433	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102432	MD	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102430	ID	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $69,442.61 is underdisclosed from calculated Finance Charge of $69,520.34 in the amount of $77.73.
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/07/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Disclosed payment on Note of $465.16 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102428	NJ	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102427	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102426	KY	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102425	LA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102424	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/09/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/09/2005.						-	Yes	B	B
2017RT6102422	KY	Primary	Refinance Cash-out - Other	2	1	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/24/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102421	UT	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $493,405.65 is underdisclosed from calculated Finance Charge of $494,934.56 in the amount of $1,528.91.	Disclosed payment on Note of $2,836.64 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102420	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/26/2007.						-	Yes	B	B
2017RT6102419	NJ	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/25/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102418	CO	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/1999, prior to three (3) business days from transaction date of 12/XX/1999.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/10/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/10/1999.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102416	OH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102415	MI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/14/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102414	LA	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102412	ID	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.						-	Yes	B	B
2017RT6102411	VT	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/19/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102409	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
											[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6102408	WY	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.36976% or Final Disclosure APR of 12.37000% is in excess of allowable threshold of APOR 4.77% + 1.5%, or 6.27000%.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
											[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.	A Settlement Services Providers list is in the file, date provided not included on the form. GFE 6/9/2011 Loan amount $83,837.37. Note amount $83,844.56		TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102407	RI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102406	CA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/18/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102405	LA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/25/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/25/2009.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102402	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,562.75 is underdisclosed from calculated Finance Charge of $141,637.60 in the amount of $74.85.
											[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	PPP expired. Maximum prepay penalty for the state of OH is 1%-note states 3%,2%,1%-Lender is XXX. Under disclosure is caused by Daily Simple Interest payment calculation.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102401	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/29/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102399	HI	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/17/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102398	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102397	VT	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102393	NM	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/28/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/28/2007.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102392	OH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102391	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102390	NJ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102389	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/29/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102388	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	Yes	B	B
2017RT6102387	MO	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102386	FL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102384	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/22/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102382	NC	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/6/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	Yes	B	B
2017RT6102380	LA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102379	IA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102378	NM	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $101,915.07 is underdisclosed from calculated Finance Charge of $102,095.86 in the amount of $180.79.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/19/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Disclosed payment on Note of $391.87 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102377	MN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102376	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/5/1995 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	Yes	B	B
2017RT6102375	KY	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/19/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/19/2008. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102374	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102373	SC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102371	FL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 9.76000% is underdisclosed from calculated APR of 9.88990% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $72,620.75 is underdisclosed from calculated Finance Charge of $73,170.75 in the amount of $550.00.	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102370	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/29/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102369	ND	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102368	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/07/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102367	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102366	AL	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.99640% or Final Disclosure APR of 11.01000% is in excess of allowable threshold of APOR 4.26% + 1.5%, or 5.76000%. Compliant Higher Priced Loan.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102365	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/5/2008 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
											[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102364	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/31/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2002.						-	Yes	B	B
2017RT6102363	VA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102362	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6102361	KS	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102360	KS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102357	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102356	CO	Primary	Refinance Cash-out - Other		2	1				2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.			Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			-	Yes	B	B
2017RT6102355	SC	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102354	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/3/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	Yes	B	B
2017RT6102353	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102352	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.98352% or Final Disclosure APR of 11.98000% is in excess of allowable threshold of APOR 4.04% + 1.5%, or 5.54000%. Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1	Per final GFE. Per final GFE. Per final GFE. Per final GFE. Per final GFE. Per final TIL.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

														TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102350	AL	Primary	UTD UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/02/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		UTD	Indeterminable	Yes	D	D
2017RT6102349	TX	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $78,317.64 is underdisclosed from calculated Finance Charge of $78,493.76 in the amount of $176.12.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum.  Test performed using stated value or other valuation method in file other than appraisal.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/): Notice of Extension of Credit Disclosure provided at least 12 days prior to closing with no evidence of receipt in file): Texas Constitution Section 50(a)(6): Notice of Extension of Credit Disclosure provided at least 12 days prior to closing with no evidence of receipt in file.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.59272% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,352.70 on an Original Principal Loan Amount of $29,453.11 vs. an allowable total of $883.59 (an overage of $469.11 or 1.59272%.)	Finance charges under disclosed by $238.82 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an attorney fee of $200 as a prepaid finance charge.	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102348	NC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A

Loan Level Exception - Disposition (Loan Grades)

2017-RT6 ID	State	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Seasoning > 3 Years	Fitch Compliance Grade	DBRS Compliance Grade
2017RT6102347	KY	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102345	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/28/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	Yes	B	B
2017RT6102344	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102343	NH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102342	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/30/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102341	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/17/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102340	GA	Primary	Refinance Rate/Term		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102339	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102338	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102337	GA	Primary	Refinance Rate/Term		2	2	[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/15/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/15/1999. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102336	AL	Primary	Refinance UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/24/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102335	IN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102334	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102333	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/10/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102332	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/6/2008 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102331	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.42060% or Final Disclosure APR of 12.42000% is in excess of allowable threshold of US Treasury 4.5200% + 3%, or 7.52000% and Conventional Mortgage Rate 6.4000% + 1.75%, or 8.15000%. Compliant Rate Spread Home Loan.						State HPML - Compliant	Yes	B	B
2017RT6102330	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102329	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/22/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102328	WI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/19/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102326	NM	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $231,248.91 is underdisclosed from calculated Finance Charge of $231,300.33 in the amount of $51.42.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/31/2008.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Under disclosure due to the required rounding on the note, when the note rate is 11.2476%.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102325	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	UTD as there is no preliminary title in file.					-	Yes	B	B
2017RT6102324	WA	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/20/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	Yes	B	B
2017RT6102323	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102322	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided	Notary section of Mortgage is blank. Compliance was run using Note Date as Notary Date.					-	Yes	B	B
2017RT6102321	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/23/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102320	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - (Doc Error) TIL Error: APR is blank
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1999 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/17/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/17/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102319	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102317	LA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102312	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/14/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
											[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102311	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102310	WV	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/06/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	Yes	B	B
2017RT6102309	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,265.85 is underdisclosed from calculated Finance Charge of $180,468.44 in the amount of $202.59.	Under disclosure appears to be payment stream related.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102308	NC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102307	SC	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $80,613.45 is underdisclosed from calculated Finance Charge of $80,660.55 in the amount of $47.10.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/21/2001.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Under disclosure due to loan being DSI	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102306	NC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102305	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6102303	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.43927% or Final Disclosure APR of 11.44000% is in excess of allowable threshold of APOR 4.17% + 1.5%, or 5.67000%. Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.86047% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,218.01 on an Original Principal Loan Amount of $83,358.00 vs. an allowable total of $2,500.74 (an overage of $717.27 or 0.86047%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102301	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
											[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6102300	FL	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6102299	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.75000% is underdisclosed from calculated APR of 7.90190% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $17,932.42 is underdisclosed from calculated Finance Charge of $18,207.41 in the amount of $274.99.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/2/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum.  Test performed using stated value or other valuation method in file other than appraisal.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.33906% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,814.35 on an Original Principal Loan Amount of $41,814.35 vs. an allowable total of $1,254.43 (an overage of $559.92 or 1.33906%.)	It appears the lender did not disclose the attorney fee of $275 in the finance charges	GENERAL COMMENT (2017-05-22): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102298	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/10/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/10/2001.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6102297	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	Yes	B	B
2017RT6102296	WA	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Miscellaneous Compliance - Initial TIL not provided	File only contains Note, Mortgage and Title Policy. Insufficient information to determine purpose or occupancy. Compliance testing not completed.				UTD	Indeterminable	Yes	D	D
2017RT6102295	FL	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/26/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102293	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/19/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102292	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.49717% or Final Disclosure APR of 11.50000% is in excess of allowable threshold of APOR 3.64% + 1.5%, or 5.14000%. Compliant Higher Priced Mortgage Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 11.49717% or Final Disclosure APR of 11.50000% is in excess of allowable threshold of US Treasury 3.8900% + 3%, or 6.89000% and Conventional Mortgage Rate 4.5100% + 1.75%, or 6.26000%., or APOR 3.64% + 1.5%, or 5.14000%.  Compliant Rate Spread Home Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.	Missing rate lock sheet	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102291	OR	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102290	LA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102289	SC	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,047.83 is underdisclosed from calculated Finance Charge of $95,091.34 in the amount of $43.51.	Under-disclosure appears to be due to actual interest rate on loan is 7.93680% as per tape however, Note states rate is 7.94% which therefore, must be used for testing. Using rate per tape, pay streams match and there is no under-disclosure.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102288	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102287	TN	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/30/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102286	MD	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102285	OR	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102283	OH	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6102282	NC	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
											[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6102281	CO	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/03/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102280	AL	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102279	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/28/2003.						-	Yes	B	B
2017RT6102278	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,281.81 is underdisclosed from calculated Finance Charge of $168,369.07 in the amount of $87.26.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/19/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Disclosed payment on Note of $1099.05 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102277	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102274	TN	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,418.96 is underdisclosed from calculated Finance Charge of $143,560.38 in the amount of $141.42.	Disclosed payment on Note of $573.46 does not correspond with the loan amount, loan term, and interest rate on the loan		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102273	MI	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102272	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6102271	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102270	NC	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,403.83 is underdisclosed from calculated Finance Charge of $210,612.16 in the amount of $208.33.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/18/2000 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	TIL itemization did note disclose an attorney fee of $364 as prepaid finance charge		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102269	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/18/2009 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102268	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/7/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102267	NC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102266	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102265	WA	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - Title: Evidence of title is missing	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/31/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	Unable to determine due to missing documentation.		TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102264	MN	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.87962% or Final Disclosure APR of 11.88000% is in excess of allowable threshold of APOR 4.24% + 1.5%, or 5.74000%. Compliant Higher Priced Mortgage Loan.
[3] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 11.87962% or Final Disclosure APR of 11.88000% is in excess of allowable threshold of USTreasury 3.9800% + 3%, or 6.98000%.  Compliant Subprime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102263	MO	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/17/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6102262	NC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102261	MI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/20/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102260	LA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 4/5/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/5/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	missing information		TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102259	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102256	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/28/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102255	VT	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/22/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102254	TX	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102253	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/26/2002.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.
[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.
[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102252	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/7/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/7/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102251	MA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102250	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/14/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 6/14/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102249	NM	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/28/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102248	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $130,139.87 is underdisclosed from calculated Finance Charge of $130,527.79 in the amount of $387.92.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/3/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/3/2007.	Under disclosure due to payment variance as a result of DSI.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102247	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.12155% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,637.14 on an Original Principal Loan Amount of $63,984.23 vs. an allowable total of $1,919.52 (an overage of $717.62 or 1.12155%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102245	AL	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6102243	NC	UTD	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/14/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/14/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102242	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 1/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/22/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102241	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 3/13/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 3/13/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Missing Final title.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102240	AZ	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6102239	MD	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/19/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102238	SC	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102237	OK	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	Yes	B	B
2017RT6102236	WV	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,608.92 is underdisclosed from calculated Finance Charge of $59,848.68 in the amount of $239.76.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/11/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/11/1999.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TIL itemization did not disclose an attorney fee of $230 as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102235	WA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $244,783.36 is underdisclosed from calculated Finance Charge of $245,343.07 in the amount of $559.71.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/05/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine under disclosure. Finance charge shown on itemization is equal to calculated finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102234	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/28/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.11635% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,728.58 on an Original Principal Loan Amount of $66,286.37 vs. an allowable total of $1,988.59 (an overage of $739.99 or 1.11635%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102233	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.32572% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,214.27 on an Original Principal Loan Amount of $51,188.44 vs. an allowable total of $1,535.65 (an overage of $678.62 or 1.32572%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102232	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 8/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/25/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102231	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 1/28/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 8/28/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.
[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.
[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.
[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.	Missing Final Title.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102230	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.89718% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,702.78 on an Original Principal Loan Amount of $43,692.58 vs. an allowable total of $1,310.77 (an overage of $392.01 or 0.89718%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102227	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/10/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6102226	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.25075% or Final Disclosure APR of 11.25000% is in excess of allowable threshold of APOR 4.42% + 1.5%, or 5.92000%. Compliant Higher Priced Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.83553% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,117.05 on an Original Principal Loan Amount of $81,267.83 vs. an allowable total of $2,438.03 (an overage of $679.02 or 0.83553%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6102225	NY	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102224	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/09/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/09/2007.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102222	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/19/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.10154% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,724.27 on an Original Principal Loan Amount of $66,420.59 vs. an allowable total of $1,992.61 (an overage of $731.66 or 1.10154%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102221	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Mortgage and Title Policy. Compliance testing not completed		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	No	D	D
2017RT6102220	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to test Ability to Repay due to missing information.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
											[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.						-	Yes	B	B
2017RT6102219	LA	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/01/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102217	NC	UTD	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/28/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/28/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102216	GA	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/9/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
											[2] Miscellaneous Compliance - Initial TIL not provided			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102215	OR	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/18/2002. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102214	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/29/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102210	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/6/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/6/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102209	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/09/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102205	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102203	IL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102202	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/10/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102201	LA	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6102200	CA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/13/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102199	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102198	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102197	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/17/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102196	SC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102195	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,026.62 is underdisclosed from calculated Finance Charge of $103,449.85 in the amount of $423.23.	TIL itemization did not disclose an attorney fee of $250 as a prepaid finance charge. Finance charge under disclosure also due to the loan being DSI.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102194	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/19/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102193	AL	UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File contains the Mortgage, Disclosure Statement, Note and Security Agreement (combined Note/TIL), and Final Title only. Compliance testing could not be completed.				UTD	Indeterminable	Yes	D	D
2017RT6102191	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,027.11 is underdisclosed from calculated Finance Charge of $44,201.74 in the amount of $174.63.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/25/2005.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TIL Itemization did not disclose the closing attorney fee of $200 as prepaid finance charges.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102190	NC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102189	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.			1							-	Yes	A	A
2017RT6102188	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,873.85 is underdisclosed from calculated Finance Charge of $222,994.00 in the amount of $120.15.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/21/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 3/21/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.65584% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,358.06 on an Original Principal Loan Amount of $91,854.65 vs. an allowable total of $2,755.63 (an overage of $602.43 or 0.65584%.)	Under-disclosure appears to be due to actual interest rate on loan is 10.8756% as per tape however, Note states rate is 10.88% which therefore, must be used for testing.	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	C	C
2017RT6102186	MA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/06/2005.						-	Yes	B	B
2017RT6102185	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/6/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/6/2002.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102184	LA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/15/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102182	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 1/16/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 8/16/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102180	KS	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not have either the Preliminary or Final Title.	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File contains the Mortgage only. Compliance testing could not be completed.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	Yes	D	D
2017RT6102179	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 1/18/2009 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 8/18/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102178	IN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102177	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 7/22/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/22/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102175	KY	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/27/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102171	SC	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
											[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6102170	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 4/15/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 11/15/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102168	LA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/10/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102167	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102166	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102165	OH	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/26/2000. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102164	NE	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $244,699.96 is underdisclosed from calculated Finance Charge of $244,782.04 in the amount of $82.08.	Unable to determine under disclosure. TIL itemization disclosed total prepaid fees in the amount of $500.00 which match those on the HUD.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102163	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/23/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/23/2008.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102162	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/4/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/4/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.61691% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,587.29 on an Original Principal Loan Amount of $99,180.94 vs. an allowable total of $2,975.42 (an overage of $611.87 or 0.61691%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102161	AL	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/23/2001.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102159	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to test Ability to Repay due to missing information. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.						-	Yes	B	B
2017RT6102158	NY	Primary	Refinance	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Note/TIL, Mortgage and Title Policy. Compliance testing not completed.				UTD	Indeterminable	Yes	D	D
2017RT6102157	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/18/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6102156	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102155	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/29/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.23927% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,034.36 on an Original Principal Loan Amount of $47,988.45 vs. an allowable total of $1,439.65 (an overage of $594.71 or 1.23927%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	C	C
2017RT6102154	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/02/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/02/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102153	SC	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2005.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6102152	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.04546% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,111.48 on an Original Principal Loan Amount of $22,029.33 vs. an allowable total of $660.87 (an overage of $450.61 or 2.04546%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102151	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/16/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102150	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/11/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 4/11/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.36339% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,326.97 on an Original Principal Loan Amount of $53,329.36 vs. an allowable total of $1,599.88 (an overage of $727.09 or 1.36339%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102149	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.26106% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,286.83 on an Original Principal Loan Amount of $53,668.12 vs. an allowable total of $1,610.04 (an overage of $676.79 or 1.26106%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102148	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102147	AL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102145	MO	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/30/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2008. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102144	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/15/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102143	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102142	NC	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $372,594.58 is underdisclosed from calculated Finance Charge of $373,156.44 in the amount of $561.86.	Unable to determine the reason for the under disclosure due to being without an amortization schedule		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102141	TN	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/20/2002.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102140	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $64,218.14 is underdisclosed from calculated Finance Charge of $64,417.84 in the amount of $199.70.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/2003.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TIL itemization did not disclose an attorney fee of $200 as prepaid finance charge	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102139	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 6/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/27/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102138	IA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,103.41 is underdisclosed from calculated Finance Charge of $190,819.75 in the amount of $716.34.	Under disclosure appears to be payment stream related.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102135	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/28/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102134	OH	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6102132	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.66367% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,911.46 on an Original Principal Loan Amount of $52,173.33 vs. an allowable total of $1,565.19 (an overage of $346.27 or 0.66367%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102131	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $215,432.20 is underdisclosed from calculated Finance Charge of $215,571.26 in the amount of $139.06.	Unable to determine under disclosure.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102130	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.94493% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,662.97 on an Original Principal Loan Amount of $67,503.64 vs. an allowable total of $2,025.10 (an overage of $637.87 or 0.94493%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102129	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102128	CO	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,767.04 is underdisclosed from calculated Finance Charge of $94,812.81 in the amount of $45.77.	Disclosed payment on Note of $654.98 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102127	TN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102126	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/19/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102125	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/10/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102124	GA	UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File contains the Security Instrument, combined Note/TIL, and Final Title only. Compliance testing could not be completed.				UTD	Indeterminable	Yes	D	D
2017RT6102123	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2000. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102122	FL	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $299,246.87 is underdisclosed from calculated Finance Charge of $299,815.36 in the amount of $568.49.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Disclosed payment on Note of $1,483.97 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102121	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/07/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102119	AL	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $43,589.97 is underdisclosed from calculated Finance Charge of $43,691.31 in the amount of $101.34.	TIL itemization did not disclose an attorney fee of $100 as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102118	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	Loan file does not contain a preliminary or final title	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/4/2000 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 11/4/1999.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102117	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/24/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/24/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102115	NC	Primary	Refinance Rate/Term	3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2000, prior to three (3) business days from transaction date of 05/XX/2000.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/22/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/22/1999.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102114	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $110,818.08 is underdisclosed from calculated Finance Charge of $111,017.98 in the amount of $199.90.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/11/2006.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The itemization of the amount financed did not include the attorney fee for $200 listed on the HUD-1 with no invoice to show the fee was for document prep.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102113	NY	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/20/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/20/2007.						-	Yes	B	B
2017RT6102112	IN	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102111	MD	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/07/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102109	NY	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/24/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102108	GA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102107	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/23/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102106	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/11/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/11/1997. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102105	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/11/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102104	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2006.						-	Yes	B	B
2017RT6102103	IN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/15/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102101	GA	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	Yes	B	B
2017RT6102099	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/28/2003.						-	Yes	B	B
2017RT6102098	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/17/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/17/2000. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102095	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	PPP Expired. Prepayment charge not allowed per state (OH) - Max prepayment charge for OH loan is 1% - Note states 3%, 2%, 1%. Lender is XXX.		TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102094	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/18/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102092	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/23/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102091	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102090	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/17/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102089	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/22/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102088	FL	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6102086	AL	Primary	UTD UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not have either the Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/15/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		UTD	TR Indeterminable	Yes	D	D
2017RT6102085	TX	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - Title: Evidence of title is missing	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 4/18/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102084	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/03/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/03/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102083	IL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102082	GA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6102081	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102079	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/22/2001. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Missing initial loan application Missing initial and final loan applications					-	Yes	B	B
2017RT6102077	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
											[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.						-	Yes	B	B
2017RT6102076	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/28/2003.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102073	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/11/2006.						-	Yes	B	B
2017RT6102072	NE	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,158.78 is underdisclosed from calculated Finance Charge of $164,338.79 in the amount of $180.01.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/29/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Impermissible Fees on Refinance): Unable to test refinance due to missing information.	Missing settlement statement; unable to determine finance charge calculations	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102070	KY	Primary	Refinance Rate/Term		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102069	LA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/24/2006.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102068	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.88241% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,640.08 on an Original Principal Loan Amount of $33,591.62 vs. an allowable total of $1,007.74 (an overage of $632.34 or 1.88241%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102067	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.66061% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,293.73 on an Original Principal Loan Amount of $89,977.69 vs. an allowable total of $2,699.33 (an overage of $594.40 or 0.66061%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102066	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/05/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/05/2009.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to test Ability to Repay due to missing information.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102065	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6102063	GA	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6102060	NJ	Primary	Refinance Cash-out - Other		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6102058	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/20/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102057	FL	UTD	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/15/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/15/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102056	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.86493% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,815.39 on an Original Principal Loan Amount of $37,315.83 vs. an allowable total of $1,119.47 (an overage of $695.92 or 1.86493%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102055	GA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,811.28 is underdisclosed from calculated Finance Charge of $148,138.96 in the amount of $327.68.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/28/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/2008.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TIL itemization did not disclose a flood certification fee of $5.50 and the GA residential mortgage fee of $6.50 as a prepaid finance charges. In addition, the under disclosure was also due to the DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102054	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/20/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102053	LA	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,454.12 is underdisclosed from calculated Finance Charge of $88,500.85 in the amount of $46.73.	DSI under disclosure- Erroneous – Under disclosure due to loan being DSI		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102050	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102049	TX	Primary	Refinance Cash-out - Other	3	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102048	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/20/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/20/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102045	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/04/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/04/2006.						-	Yes	B	B
2017RT6102044	LA	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.					Yes	TR Indeterminable	Yes	D	D
2017RT6102043	NY	Primary	Refinance Cash-out - Other		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6102042	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/13/2001. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102040	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.01126% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,802.74 on an Original Principal Loan Amount of $55,928.85 vs. an allowable total of $1,677.86 (an overage of $1,124.88 or 2.01126%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102039	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.59098% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,085.86 on an Original Principal Loan Amount of $58,086.17 vs. an allowable total of $1,742.58 (an overage of $343.28 or 0.59098%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102038	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102037	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 5/17/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/17/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102036	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/24/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102035	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/21/2007.						-	Yes	B	B
2017RT6102034	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/20/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102032	TN	Primary	Refinance Cash-out - Other		3	3	[3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B

Loan Level Exception - Disposition (Loan Grades)

2017-RT6 ID	State	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Seasoning > 3 Years	Fitch Compliance Grade	DBRS Compliance Grade
2017RT6102031	SC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,053.33 is underdisclosed from calculated Finance Charge of $90,252.44 in the amount of $199.11.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Itemization of Finance Charges does not include $200 Attorney Fees in Itemization of Finance Charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102030	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
											[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102029	LA	Primary	Refinance Rate/Term		2	1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Miscellaneous Compliance - Initial TIL not provided						-	Yes	B	B
2017RT6102028	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/14/2002.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102027	NH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/29/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102026	NM	UTD	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $96,529.39 is underdisclosed from calculated Finance Charge of $96,652.88 in the amount of $123.49.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/15/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/15/1999.
[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Disclosed payment on Note of $623.37 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6102025	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/04/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102024	OH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102022	VA	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $130,367.73 is underdisclosed from calculated Finance Charge of $130,731.86 in the amount of $364.13.	Underdisclosure appears to be due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102021	NE	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/17/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/17/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102020	KY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102019	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Miscellaneous Compliance - Initial TIL not provided						-	Yes	B	B
2017RT6102018	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/12/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/12/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102017	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102016	FL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 15.90000% is underdisclosed from calculated APR of 17.56940% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $18,142.29 is underdisclosed from calculated Finance Charge of $24,299.68 in the amount of $6,157.39.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Disclosed payment on Note of $302 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102015	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/22/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102013	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6102012	WA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102011	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/15/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6102010	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/27/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102008	KY	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,183.11 is underdisclosed from calculated Finance Charge of $103,315.80 in the amount of $132.69.	Underdisclosure appears to be due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6102007	VT	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/04/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/04/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6102006	KS	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
											[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6102004	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6102003	KY	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/19/2001.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6102002	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/15/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.96268% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,922.81 on an Original Principal Loan Amount of $48,522.94 vs. an allowable total of $1,455.68 (an overage of $467.13 or 0.96268%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6102001	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101999	FL	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $25,282.59 is underdisclosed from calculated Finance Charge of $25,324.69 in the amount of $42.10.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101997	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/30/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101996	IA	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
											[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6101994	CT	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/23/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101993	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $67,875.58 is underdisclosed from calculated Finance Charge of $68,140.17 in the amount of $264.59.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Unable to determine under disclosure due to missing itemization of amount financed.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101992	HI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101991	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101990	WA	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101989	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,765.82 is underdisclosed from calculated Finance Charge of $87,032.39 in the amount of $266.57.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/2/2008 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 10/2/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	TIL itemization excluded a closing attorney fee of $250 as prepaid finance charge.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101988	VT	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/26/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101987	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/25/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101986	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 9/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/10/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101984	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/22/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101983	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/25/2008. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101981	KY	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $68,726.40 is underdisclosed from calculated Finance Charge of $69,069.41 in the amount of $343.01.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/18/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TIL itemization did not disclose a settlement fee of $365 as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101980	NY	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/17/2002.						-	Yes	B	B
2017RT6101979	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/22/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/22/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101978	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/07/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101977	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not have either the Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/9/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/9/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101976	SC	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $34,324.30 is underdisclosed from calculated Finance Charge of $34,524.35 in the amount of $200.05.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Under disclosure due to $200 attorney fee not included in itemization of prepaid finance charges.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101974	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/27/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101973	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.08379% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,449.65 on an Original Principal Loan Amount of $59,984.76 vs. an allowable total of $1,799.54 (an overage of $650.11 or 1.08379%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101971	OK	Primary	UTD UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/09/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/09/1996. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101970	LA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101969	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/20/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101968	CO	Primary	Refinance Cash-out - Other		2	1				2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	PPP Expired- Maximum Pre-Payment Penalty does not meet state (CO) requirements). Per CO statutes, allowable Pre-Payment Charge is 0%, however Note indicates a penalty of 3%, 2%, 1% will be assessed if paid in full during the first 36 months of term. Lender is XXX.					-	Yes	B	B
2017RT6101967	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101966	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/10/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101965	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/29/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101963	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 4/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/16/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101962	OK	Primary	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Note w/combined TIL and Mortgage. Compliance testing not completed				UTD	Indeterminable	Yes	D	D
2017RT6101961	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/09/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/09/1998. [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.						-	Yes	B	B
2017RT6101960	SC	Primary	Refinance Cash-out - Other		2	1				2	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6101959	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $64,429.46 is underdisclosed from calculated Finance Charge of $64,561.66 in the amount of $132.20.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Miscellaneous Compliance - Initial TIL not provided			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101957	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/10/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/10/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101956	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,909.08 is underdisclosed from calculated Finance Charge of $128,088.42 in the amount of $179.34.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing.
											[2] State Compliance - Ohio Consumer Sales Practices Act (Unconscionable Clause): Ohio Consumer Sales Practices Act: Mortgage loan contains an unconscionable clause.	Disclosed payment on Note of $1,345.53 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101955	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/01/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/01/2008. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101954	NC	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 8/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/20/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101952	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101951	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/06/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	[Tenn. Code Ann. § 45-20- 103(15)(A).] The late payment fee may only be assessed for a payment past due for 10 days or more					Late Charge	Yes	C	C
2017RT6101950	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/26/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.88644% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,548.96 on an Original Principal Loan Amount of $65,586.07 vs. an allowable total of $1,967.58 (an overage of $581.38 or 0.88644%.)	Missing Final Title.	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101948	SC	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6101947	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/12/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101945	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/25/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101943	NY	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	TR HUD Deficiency	Yes	D	D
2017RT6101942	UT	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,253.99 is underdisclosed from calculated Finance Charge of $75,291.34 in the amount of $37.35.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/26/2003.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101939	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/26/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101938	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/18/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101937	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/29/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101936	SC	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,935.49 is underdisclosed from calculated Finance Charge of $149,247.24 in the amount of $311.75.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/28/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/28/2000.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	DSI		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101935	NY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,287.63 is underdisclosed from calculated Finance Charge of $45,335.40 in the amount of $47.77.	Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101934	OH	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
											[3] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6101933	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,130.49 is underdisclosed from calculated Finance Charge of $136,194.33 in the amount of $63.84.
											[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Under disclosure appears to be due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101931	VA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-	Yes	B	B
2017RT6101930	UT	Investment	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/3/2000 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	Per Utah State guidelines, prepayment penalties are prohibited for loan amounts less than $225,000. The Note indicates the loan amount was $34,114.07 with the 5 year prepay.					-	Yes	B	B
2017RT6101929	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/04/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/04/1998. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101928	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/19/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101927	FL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,715.66 is underdisclosed from calculated Finance Charge of $109,781.58 in the amount of $65.92.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/27/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101926	PA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/10/2005.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101924	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.63993% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,804.34 on an Original Principal Loan Amount of $31,992.25 vs. an allowable total of $959.76 (an overage of $844.58 or 2.63993%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	C	C
2017RT6101923	NY	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101921	TN	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6101920	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 4/4/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/4/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101919	WV	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101918	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/22/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101917	WV	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/23/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/23/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101916	WI	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101915	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/08/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101914	CT	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/09/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101913	ND	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101912	OH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.						-	Yes	B	B
2017RT6101910	TX	Primary	Refinance Cash-out - Other		2	1				2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)			This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101909	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101908	NY	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $58,584.30 is underdisclosed from calculated Finance Charge of $58,661.06 in the amount of $76.76.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Under disclosure due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101907	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/25/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 3/25/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.84340% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,196.21 on an Original Principal Loan Amount of $83,161.03 vs. an allowable total of $2,494.83 (an overage of $701.38 or 0.84340%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101906	MD	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101905	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/24/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101904	OR	Primary	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Incomplete file: File only contains Note, Mortgage and Title Policy.				UTD	Indeterminable	Yes	D	D
2017RT6101903	KY	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101902	OH	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,071.52 is underdisclosed from calculated Finance Charge of $180,743.52 in the amount of $672.00.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH loan is 1% - note states 3%, 2%, 1%. Lender is XXX.
												The itemization of amount financed indicates the prepaid finance charge of $2212.74, the final HUD indicates $2422.74.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101901	DE	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101900	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/08/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101899	VA	Primary	Refinance Rate/Term	2	1	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2001.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101898	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/27/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101897	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101896	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101895	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/21/2006.						-	Yes	B	B
2017RT6101894	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101893	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title		3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101892	MI	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6101891	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/8/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/8/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.23273% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,546.13 on an Original Principal Loan Amount of $29,547.31 vs. an allowable total of $886.41 (an overage of $659.72 or 2.23273%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101890	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101889	WA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/09/2003.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101888	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $104,510.54 is underdisclosed from calculated Finance Charge of $104,750.11 in the amount of $239.57.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/26/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TIL itemization finance charge agrees with the Finance charges on the HUD. Under disclosure does not appear to be fee related.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101886	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $77,308.45 is underdisclosed from calculated Finance Charge of $77,346.02 in the amount of $37.57.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/6/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/6/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.33565% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,080.65 on an Original Principal Loan Amount of $47,989.30 vs. an allowable total of $1,439.67 (an overage of $640.98 or 1.33565%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101884	KY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,097.66 is underdisclosed from calculated Finance Charge of $82,188.70 in the amount of $91.04.	This does not appear to be a true under-disclosure. The difference is due to the DSI payment calculations.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101883	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101882	IA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title policy.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/17/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101881	NC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 w/ Interior used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 01/14/2000 Manufactured Housing			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/28/2002. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101880	PA	Primary	UTD UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/03/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/03/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.		UTD	TR Indeterminable	Yes	D	D
2017RT6101879	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101878	NY	Primary	Refinance Cash-out - Other		3	3	[3] Closing / Title - Title: Evidence of title is missing [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause	File does not contain either Preliminary or Final Title.		1							-	Yes	A	A
2017RT6101877	ME	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101876	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/26/2005.						-	Yes	B	B
2017RT6101875	GA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,748.97 is underdisclosed from calculated Finance Charge of $230,822.65 in the amount of $73.68.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/21/2004.	Disclosed payment on Note of $957.60 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101874	LA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/09/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101873	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.02026% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,410.18 on an Original Principal Loan Amount of $35,076.83 vs. an allowable total of $1,052.30 (an overage of $357.88 or 1.02026%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101872	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,644.90 is underdisclosed from calculated Finance Charge of $111,905.45 in the amount of $260.55.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/19/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 1/19/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.80674% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,152.86 on an Original Principal Loan Amount of $44,788.38 vs. an allowable total of $1,343.65 (an overage of $809.21 or 1.80674%.)	TIL Itemization did not disclose the Attorney fee of $275.00 as a prepaid finance charge.	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101870	NY	Primary	Refinance Rate/Term		3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $276,357.25 is underdisclosed from calculated Finance Charge of $276,989.47 in the amount of $632.22.	Underdisclosure due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101868	NY	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/29/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101866	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6101865	KS	UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Note w/combined TIL and Mortgage. Compliance testing not completed				UTD	Indeterminable	Yes	D	D
2017RT6101864	WV	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6101863	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.78793% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,677.39 on an Original Principal Loan Amount of $70,682.17 vs. an allowable total of $2,120.46 (an overage of $556.93 or 0.78793%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101862	IN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101861	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.54269% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,521.95 on an Original Principal Loan Amount of $71,187.45 vs. an allowable total of $2,135.62 (an overage of $386.33 or 0.54269%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101860	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.67129% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,332.62 on an Original Principal Loan Amount of $90,775.27 vs. an allowable total of $2,723.25 (an overage of $609.37 or 0.67129%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101859	IL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101858	MO	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/17/2003.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101857	SC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,936.09 is underdisclosed from calculated Finance Charge of $80,163.07 in the amount of $226.98.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101856	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,139.97 is underdisclosed from calculated Finance Charge of $109,243.70 in the amount of $103.73.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/30/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TIL itemization did not disclose a closing attorney fee of $200 as a prepaid finance charge.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101855	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/29/2004.						-	Yes	B	B
2017RT6101854	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101853	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/27/2005.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101852	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/23/2007.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101851	OH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure at the time of closing.						-	Yes	B	B
2017RT6101849	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101848	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101847	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 7/16/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/16/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101846	LA	Primary	Refinance Rate/Term		2	2	[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.			1							-	Yes	A	A
2017RT6101845	OK	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/21/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101844	FL	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2000, prior to three (3) business days from transaction date of 10/XX/2000.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/06/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/06/2000.			TILA ROR - 3yrs for rescindable transactions. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101843	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Grace period of 5 days is below the minimum of 10 days required for the state of TN.					Late Charge	Yes	C	C
2017RT6101842	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $70,937.29 is underdisclosed from calculated Finance Charge of $71,049.44 in the amount of $112.15.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/19/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine under disclosure. TIL Itemization discloses prepaid finance charges as $1,825.07 and audit calculates $1,825.07.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101841	GA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/09/2003.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101840	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/22/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101839	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.06421% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,340.51 on an Original Principal Loan Amount of $57,588.31 vs. an allowable total of $1,727.64 (an overage of $612.87 or 1.06421%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101837	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/09/2005.						-	Yes	B	B
2017RT6101836	OH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to test Ability to Repay due to missing information. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.						-	Yes	B	B
2017RT6101835	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,525.36 is underdisclosed from calculated Finance Charge of $230,167.23 in the amount of $641.87.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	DSI loan		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101834	AZ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101833	MO	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/13/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Notary date on the Mortgage shown as 12/XX/2006, used 12/XX/2005 closing and signature date as shown on the other documentation in the file for testing.					-	Yes	B	B
2017RT6101832	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/01/2003.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101831	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/08/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101830	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101829	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/20/2005.						-	Yes	B	B
2017RT6101828	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title policy.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/20/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101826	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/27/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101825	IA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/25/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101824	SC	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101823	ND	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101822	MS	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101821	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101820	NC	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,069.65 is underdisclosed from calculated Finance Charge of $103,128.86 in the amount of $59.21.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/06/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/06/1998.	Under disclosure appears to be due to interest calculation.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101819	PA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101818	VA	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,292.83 is underdisclosed from calculated Finance Charge of $151,432.31 in the amount of $139.48.	Unable to determine under disclosure as loan is a DSI and matches Itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101816	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101815	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.92827% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,635.46 on an Original Principal Loan Amount of $41,633.07 vs. an allowable total of $1,248.99 (an overage of $386.47 or 0.92827%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101814	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.39470% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,950.85 on an Original Principal Loan Amount of $44,391.02 vs. an allowable total of $1,331.73 (an overage of $619.12 or 1.39470%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101813	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/19/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101812	CA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101811	IN	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,452.73 is underdisclosed from calculated Finance Charge of $59,553.15 in the amount of $100.42.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/16/2002.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Verified all fees to itemization of amount financed. UTD reason for under disclosure	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101809	MD	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101807	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101806	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/15/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	Yes	B	B
2017RT6101805	MI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.						-	Yes	B	B
2017RT6101804	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101802	SC	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6101801	DE	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/20/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/20/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101800	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/21/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/21/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.					Yes	TR Indeterminable	Yes	D	D
2017RT6101799	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/22/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101798	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/18/2003 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 9/18/2002.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.
[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.
[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101797	PA	UTD	UTD UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/14/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/14/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			TILA ROR - 3yrs for rescindable transactions.		UTD	TR Indeterminable	Yes	D	D
2017RT6101795	TX	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - Title: Evidence of title is missing	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 9/20/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101794	TX	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Tile.	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 4/13/2008 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101793	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/19/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.74031% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,644.33 on an Original Principal Loan Amount of $28,645.31 vs. an allowable total of $859.35 (an overage of $784.98 or 2.74031%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101792	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/04/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/04/2008.						-	Yes	B	B
2017RT6101791	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/6/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was  6/6/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101790	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/30/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101789	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/21/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101787	SC	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,254.31 is underdisclosed from calculated Finance Charge of $240,403.78 in the amount of $149.47.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	It appears the TIL itemization did not disclose a closing attorney fee of $150 as a prepaid finance charge.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101785	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101783	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101782	GA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101781	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/22/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101780	IN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6101779	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/4/2002 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 12/4/2001.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101778	GA	Primary	Refinance Limited Cash-out GSE		1	1				1							-	Yes	A	A
2017RT6101777	OH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101776	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6101775	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101774	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/28/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 5/28/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101773	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/28/2003 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 10/28/2002.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101772	GA	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,980.06 is underdisclosed from calculated Finance Charge of $244,015.47 in the amount of $35.41.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/9/2001 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101771	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 5/12/2008 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101770	NC	Primary	UTD UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	File does not have either the Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/30/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		UTD	TR Indeterminable	Yes	D	D
2017RT6101769	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 1/25/2008 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 8/25/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101768	MD	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101767	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.99254% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,677.10 on an Original Principal Loan Amount of $33,592.14 vs. an allowable total of $1,007.76 (an overage of $669.34 or 1.99254%.)	Final title is missing.	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101765	IN	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6101764	SC	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6101763	PA	Primary	Purchase	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $254,379.82 is underdisclosed from calculated Finance Charge of $254,554.53 in the amount of $174.71.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/29/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/29/1999.	Settlement fee in the amount of $234 was not included in the prepaid finance charge resulting in the under disclosure		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101762	WI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101761	OK	Primary	Purchase	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	Yes	D	D
2017RT6101760	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/06/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101759	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/30/2003 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 7/30/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(6)(1)-(5) or (8).	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101757	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/18/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.70189% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,691.46 on an Original Principal Loan Amount of $45,691.81 vs. an allowable total of $1,370.75 (an overage of $320.71 or 0.70189%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101756	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.12438% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 4.93% + 1.5%, or 6.43000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/3/2009 which is 1 months prior to consummation.  A 5 month lookback was used to determine this application date.  The final date used for testing was 7/30/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.		Yes	FHPML - Compliant	Yes	D	D
2017RT6101755	WA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101754	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/07/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101753	AZ	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6101752	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.81243% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,011.18 on an Original Principal Loan Amount of $21,011.83 vs. an allowable total of $630.35 (an overage of $380.83 or 1.81243%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101751	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101750	MT	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 7/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/28/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101749	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/05/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101747	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/04/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/04/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101745	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 5/10/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101744	TX	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.37308% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,271.73 on an Original Principal Loan Amount of $51,948.01 vs. an allowable total of $1,558.44 (an overage of $713.29 or 1.37308%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101743	KS	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101742	LA	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $57,454.67 is underdisclosed from calculated Finance Charge of $57,544.91 in the amount of $90.24.	DSI loan		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101741	SC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6101740	KS	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101739	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D

Loan Level Exception - Disposition (Loan Grades)

2017-RT6 ID	State	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Seasoning > 3 Years	Fitch Compliance Grade	DBRS Compliance Grade
2017RT6101736	GA	Primary	Refinance Limited Cash-out GSE		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.			1							-	Yes	A	A
2017RT6101735	IN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101734	MD	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,963.94 is underdisclosed from calculated Finance Charge of $135,110.10 in the amount of $146.16.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Disclosed payment on Note of $524.99 does not correspond with the loan amount, loan term, and interest rate on the loan.
Late charge grace period of 5 days does not meet the 15 days allowed for the state of Maryland.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	C	C
2017RT6101733	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/2/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  7/2/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101732	NJ	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,743.40 is underdisclosed from calculated Finance Charge of $318,949.53 in the amount of $1,206.13.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Disclosed payment on Note of $1,553.62 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101731	LA	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,763.57 is underdisclosed from calculated Finance Charge of $99,954.93 in the amount of $191.36.
											[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/15/2000 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	The TIL Itemization of Amount Financed did not disclose an attorney fee of $200.00.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101730	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/11/2002. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101729	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/13/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101728	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/30/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.33403% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,099.88 on an Original Principal Loan Amount of $48,450.93 vs. an allowable total of $1,453.52 (an overage of $646.36 or 1.33403%.)	GENERAL COMMENT (2017-05-22): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101727	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/10/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101726	LA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Homestead Exemption Waiver	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,213.33 is underdisclosed from calculated Finance Charge of $105,568.71 in the amount of $355.38.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/24/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/24/1997.	Per the itemization on the Note, a $350 Settlement fee was not included in the prepaid finance charges.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101725	AZ	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.22228% or Final Disclosure APR of 12.19000% is in excess of allowable threshold of APOR 4.36% + 1.5%, or 5.86000%. Compliant Higher Priced Mortgage Loan.
											[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	File did not contain a Rate Lock		TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6101724	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,374.05 is underdisclosed from calculated Finance Charge of $174,597.53 in the amount of $223.48.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.01025% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,662.28 on an Original Principal Loan Amount of $66,386.86 vs. an allowable total of $1,991.60 (an overage of $670.68 or 1.01025%.)	HUD includes Attorney fee of $200.00. There is no invoice in file confirming the charge is for document preparation.	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101723	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/11/2005 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 1/11/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.94739% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,430.16 on an Original Principal Loan Amount of $36,230.55 vs. an allowable total of $1,086.91 (an overage of $343.25 or 0.94739%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101722	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.73710% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,528.05 on an Original Principal Loan Amount of $32,257.06 vs. an allowable total of $967.71 (an overage of $560.34 or 1.73710%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101721	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 2/27/2008 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 9/27/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101718	MD	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/19/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 12/19/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101716	MA	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,019.58 is underdisclosed from calculated Finance Charge of $146,119.23 in the amount of $99.65.	Under-disclosure appears to be due to actual interest rate on loan is 10.8851% as per tape however, Note states rate is 10.88% which therefore, must be used for testing.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101715	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101714	WV	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101713	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101712	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101711	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,992.79 is underdisclosed from calculated Finance Charge of $163,086.52 in the amount of $93.73.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/29/1999.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	under disclosure due to dsi calculation.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101709	CA	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $198,704.25 is underdisclosed from calculated Finance Charge of $199,081.52 in the amount of $377.27.	The under disclosed finance charge appears to be amount of origination fee disclosure variance between calculated finance charge and itemization of amount financed		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101708	CA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/03/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/03/2008. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101707	ME	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101706	SC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $292,033.14 is underdisclosed from calculated Finance Charge of $292,232.57 in the amount of $199.43.	TIL itemization did not include a closing attorney fee of $200 as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101704	IL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,880.69 is underdisclosed from calculated Finance Charge of $211,013.07 in the amount of $132.38.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/14/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The final TIL disclosed the payment stream as 360 payments of $852.81. Audit calculates the payment stream as 359 payments of $852.81 and 1 payment of $985.19.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101703	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/8/2006 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 6/8/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.61006% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,410.17 on an Original Principal Loan Amount of $25,136.43 vs. an allowable total of $754.09 (an overage of $656.08 or 2.61006%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101702	IL	Primary	Refinance Cash-out - Other	2	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/1/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/1/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101701	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6101700	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/05/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/05/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101698	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $53,849.38 is underdisclosed from calculated Finance Charge of $53,901.50 in the amount of $52.12.	Underdisclosure appears to be due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101697	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/13/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101696	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/11/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101695	OK	UTD	UTD UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/06/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/06/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	File only contains Note (includes TIL) and Mortgage. Insufficient documents to complete compliance.		TILA ROR - 3yrs for rescindable transactions.		UTD	Indeterminable	Yes	D	D
2017RT6101693	NJ	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $368,498.31 is underdisclosed from calculated Finance Charge of $369,069.66 in the amount of $571.35.	Unable to determine under disclosure due to DSI Itemization of amount financed confirms finance charges.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101692	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/23/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101691	NY	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 10.65000% is underdisclosed from calculated APR of 11.88450% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $74,988.53 is underdisclosed from calculated Finance Charge of $80,601.27 in the amount of $5,612.74.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/13/1999 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	Erroneous – Underdisclosure due to loan being DSI.	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101690	OH	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6101689	MS	Primary	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Note w/combined TIL and Mortgage. Compliance testing not completed				UTD	Indeterminable	Yes	D	D
2017RT6101688	PA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2000.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101687	TX	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.25844% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,357.48 on an Original Principal Loan Amount of $55,360.15 vs. an allowable total of $1,660.80 (an overage of $696.68 or 1.25844%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6101686	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/12/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101685	FL	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/12/2005.						-	Yes	B	B
2017RT6101683	HI	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/9/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 8/9/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101682	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $51,858.75 is underdisclosed from calculated Finance Charge of $51,908.72 in the amount of $49.97.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay requirements not met due to reduced doc loan type.
											[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Disclosed payment on Note of $533.84 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101681	SC	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101680	PA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/25/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101679	IN	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
											[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6101678	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101677	IN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,127.62 is underdisclosed from calculated Finance Charge of $128,327.94 in the amount of $200.32.	Under disclosure appears to be due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101676	NC	Primary	Refinance Cash-out - Home Improvement		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101675	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101674	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101673	IA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/20/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101672	FL	Primary	UTD UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/19/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		UTD	TR Indeterminable	Yes	D	D
2017RT6101671	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/23/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101670	DE	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $322,760.71 is underdisclosed from calculated Finance Charge of $323,247.66 in the amount of $486.95.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/15/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/15/1998.	Disclosed payment on Note of $2023.13 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101669	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/22/2003.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101668	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-	Yes	B	B
2017RT6101665	WY	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6101664	TN	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101663	VA	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6101662	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.71596% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,474.80 on an Original Principal Loan Amount of $52,477.07 vs. an allowable total of $1,574.31 (an overage of $900.49 or 1.71596%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101661	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2002. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101660	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101659	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,049.45 is underdisclosed from calculated Finance Charge of $221,189.89 in the amount of $140.44.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/09/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Final calculated payment is off from the stated TIL payment amount, by $140.44.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101658	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101656	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/13/2006.						-	Yes	B	B
2017RT6101655	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101654	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.			1							-	Yes	A	A
2017RT6101653	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,396.58 is underdisclosed from calculated Finance Charge of $135,632.81 in the amount of $236.23.	TIL itemization did not reflect discrepancy with settlement statement that caused finance charge under disclosure; unable to determine source		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101652	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/27/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 1/27/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.73631% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,277.61 on an Original Principal Loan Amount of $69,201.71 vs. an allowable total of $2,076.05 (an overage of $1,201.56 or 1.73631%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101651	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 4/26/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/26/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101650	CA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/28/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101648	OH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/29/2006 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 3/29/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101647	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/30/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101646	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101645	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 4/23/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/23/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101644	AL	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.
[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.
											[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.			TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	Yes	C	C
2017RT6101643	SC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101642	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/26/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.48157% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,868.23 on an Original Principal Loan Amount of $41,686.99 vs. an allowable total of $1,250.60 (an overage of $617.63 or 1.48157%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101641	NE	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/28/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/28/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101640	MD	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101639	AL	Primary	Refinance UTD	3	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.			TILA ROR - 3yrs for rescindable transactions.		UTD	TR Indeterminable	Yes	D	D
2017RT6101638	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101637	CO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101636	TN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101635	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101634	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101630	OR	Primary	Refinance UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/19/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/19/2008. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101629	AL	UTD	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 12.75000% is underdisclosed from calculated APR of 12.99870% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $29,470.46 is underdisclosed from calculated Finance Charge of $29,720.45 in the amount of $249.99.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	TIL itemization did not disclose an origination fee of $250 as prepaid finance charge.	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101628	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/7/2006 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 3/7/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.09431% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,348.06 on an Original Principal Loan Amount of $57,349.40 vs. an allowable total of $1,720.48 (an overage of $627.58 or 1.09431%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101626	MD	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
											[3] Closing / Title - Note Error: Note grace period days less than minimum per state	Late charge grace period does not meet state (MD) requirements of 15 days- Note indicates if payment is 10 days late a penalty will be incurred.		TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	C	C
2017RT6101625	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/27/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 5/27/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.59483% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,795.49 on an Original Principal Loan Amount of $39,076.28 vs. an allowable total of $1,172.28 (an overage of $623.21 or 1.59483%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101624	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either preliminary or final title policy.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  9/7/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  4/7/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101623	WA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/14/2004.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101622	HI	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101619	DE	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,158.31 is underdisclosed from calculated Finance Charge of $56,223.44 in the amount of $65.13.	Under disclosure due to DSI calculation of payment.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101618	OK	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101616	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101614	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Note Error: Interest rate is blank.	XXX loan, Note does not provide an interest rate, only the APR. Backed into interest rate to match to pay stream and APR stated on Note.		2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.						-	Yes	B	B
2017RT6101613	VT	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			3	[3] State Compliance - Vermont Interest Act - Vermont High Rate, High Point Loan (Interest Rate and/or Points and Fees): Vermont Interest Act: Note Rate on subject loan of 11.36000% is in excess of allowable threshold of Declared Rate 6.0000% + 3%, or 9.00000, or Points on the loan of 2.91263% exceed the allowable threshold of 4%. Compliant Loan.			Neither Section 104 nor the Regulation provide specifically for assignee liability; however, given that Section 104 grants the Department authority to require any “lender”, which term is undefined, to refund any discount points or other charges paid by a borrower who has not received the required disclosures, purchasers and assignees should exercise caution in purchasing such loans.			State HPML - Compliant	Yes	B	B
2017RT6101612	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 8/19/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/19/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101611	NE	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $40,182.12 is underdisclosed from calculated Finance Charge of $40,229.79 in the amount of $47.67.	Underdisclosure due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101610	IL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101609	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101608	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $51,578.91 is underdisclosed from calculated Finance Charge of $51,644.36 in the amount of $65.45.	Underdisclosure appears to be due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101607	WA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
											[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.	Bottom of the pages are cutoff.				Yes	TR Indeterminable	Yes	D	D
2017RT6101606	KY	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/01/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/01/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6101605	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/11/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6101603	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,808.11 is underdisclosed from calculated Finance Charge of $241,559.33 in the amount of $751.22.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/22/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Underdisclosure due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101601	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/23/2007.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101600	LA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/20/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101599	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.72044% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,586.83 on an Original Principal Loan Amount of $42,651.65 vs. an allowable total of $1,279.54 (an overage of $307.29 or 0.72044%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101598	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/01/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/01/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101597	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/10/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101596	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/27/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101595	MO	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/26/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/26/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101594	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101593	FL	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $74,753.17 is underdisclosed from calculated Finance Charge of $74,808.24 in the amount of $55.07.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/27/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/27/2008.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Under disclosure appears to be due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101592	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101591	TN	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101590	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/28/2006.						-	Yes	B	B
2017RT6101589	LA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/13/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101588	IL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101585	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/05/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101583	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.88379% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,616.39 on an Original Principal Loan Amount of $41,618.87 vs. an allowable total of $1,248.56 (an overage of $367.83 or 0.88379%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101582	MI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/22/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101581	GA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/26/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101580	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/07/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101579	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.94419% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,108.65 on an Original Principal Loan Amount of $22,423.29 vs. an allowable total of $672.69 (an overage of $435.96 or 1.94419%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101578	SC	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $83,479.58 is underdisclosed from calculated Finance Charge of $83,861.92 in the amount of $382.34.	Finance charges under disclosed by $382.34 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an attorney fee of $250.00 or a tax service fee of $50.00 as a prepaid finance charge. The loan is also daily simple interest.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101577	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	File does not have either the Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/11/2004 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 5/11/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101576	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.28739% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,361.88 on an Original Principal Loan Amount of $55,089.03 vs. an allowable total of $1,652.67 (an overage of $709.21 or 1.28739%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101574	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/08/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101573	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101572	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/03/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/03/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	Yes	B	B
2017RT6101571	OH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to test Ability to Repay due to missing information. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.						-	Yes	B	B
2017RT6101570	SC	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6101569	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/1/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  6/1/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101568	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/26/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/26/2008.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101567	IA	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Holder's right to foreclose			1							-	Yes	A	A
2017RT6101566	NJ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101565	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/02/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101564	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,203.16 is underdisclosed from calculated Finance Charge of $88,245.17 in the amount of $42.01.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.50752% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,605.26 on an Original Principal Loan Amount of $79,983.24 vs. an allowable total of $2,399.49 (an overage of $1,205.77 or 1.50752%.)	Under disclosure due to the loan being DSI	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101563	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101562	CA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/15/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101561	SC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,872.93 is underdisclosed from calculated Finance Charge of $98,033.80 in the amount of $160.87.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101560	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/01/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/01/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101559	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/28/2004. [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6101558	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/03/2005.						-	Yes	B	B
2017RT6101557	VA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101556	MT	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $51,976.84 is underdisclosed from calculated Finance Charge of $52,021.44 in the amount of $44.60.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/03/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/03/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Unable to determine the reason for the under disclosure due to missing the itemization.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101555	IL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101554	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.32938% or Final Disclosure APR of 11.33000% is in excess of allowable threshold of APOR 4.36% + 1.5%, or 5.86000%. Compliant Higher Priced Mortgage Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.26876% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,324.17 on an Original Principal Loan Amount of $31,019.98 vs. an allowable total of $930.59 (an overage of $393.58 or 1.26876%.)	Missing Final Title.	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6101552	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 7/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/23/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101551	GA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101549	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 2/24/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 9/24/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101547	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/7/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/7/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101546	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101545	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/20/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101543	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.20959% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,417.04 on an Original Principal Loan Amount of $57,417.45 vs. an allowable total of $1,722.52 (an overage of $694.52 or 1.20959%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101542	AL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101541	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/18/2003.						-	Yes	B	B
2017RT6101540	FL	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6101539	GA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/24/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/24/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101538	TX	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,502.73 is underdisclosed from calculated Finance Charge of $143,564.53 in the amount of $61.80.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2004 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 6/22/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.96461% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,346.51 on an Original Principal Loan Amount of $59,186.45 vs. an allowable total of $1,775.59 (an overage of $570.92 or 0.96461%.)	Erroneous – Under disclosure due to loan being DSI	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	C	C
2017RT6101537	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/14/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101536	SC	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,985.33 is underdisclosed from calculated Finance Charge of $94,185.31 in the amount of $199.98.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	It appears the TIL itemization did not disclose an attorney fee of $200 as a prepaid finance charge.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101535	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101534	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101533	NY	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/26/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101532	VA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/17/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101531	SC	Primary	Refinance Cash-out - Other		3	3	[3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.		3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided [3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency (UAL State)	Yes	D	D
2017RT6101530	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 1/26/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 8/26/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101529	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/22/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Note grace period of 5 days is less than minimum of 10 days per the state of TN.					Late Charge	Yes	C	C
2017RT6101528	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/01/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/01/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101527	MI	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101525	AL	UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Note w/combined TIL and Mortgage. Compliance testing not completed				UTD	Indeterminable	Yes	D	D
2017RT6101524	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/31/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101523	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101522	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Miscellaneous Compliance - Invalid Fee Combination: Invalid fee combination for Attorney's Fee (Closing Agent and Other) for $230.00, paid by Borrower, paid to Affiliate of Lender [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/05/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/05/1999.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101521	TN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101519	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/07/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/07/2000. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101518	LA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101517	PA	Primary	Refinance Rate/Term	2	1	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/30/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/30/2000.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101516	VA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101515	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/21/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101514	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101512	TX	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,473.88 is underdisclosed from calculated Finance Charge of $134,571.69 in the amount of $97.81.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.43727% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,830.75 on an Original Principal Loan Amount of $86,331.22 vs. an allowable total of $2,589.94 (an overage of $1,240.81 or 1.43727%.)	Itemization did not reflect attorney fee in the amount of $125 as a prepaid finance charge.	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101511	WV	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101510	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/25/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101509	LA	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/19/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101508	KY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101507	NC	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6101506	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/22/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101505	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/18/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Minimum grace period days for state of TN is 10 - Note states 5 days.					Late Charge	Yes	C	C
2017RT6101503	OK	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/24/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101502	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/4/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/4/2005.						-	Yes	B	B
2017RT6101501	WV	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101500	LA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101499	WV	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101498	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101497	LA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/29/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 11/29/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	Yes	B	B
2017RT6101496	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101495	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,613.53 is underdisclosed from calculated Finance Charge of $354,573.04 in the amount of $959.51.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/27/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Verified all fees to itemization of amount financed. Disclosed payment on Note of $1421.76 does not correspond with the loan amount, loan term, and interest rate on the loan		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101494	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101493	OH	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay requirements not met due to reduced doc loan type. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.						-	Yes	B	B
2017RT6101492	KY	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $171,380.35 is underdisclosed from calculated Finance Charge of $171,450.29 in the amount of $69.94.	Finance charges are under disclosed $69.94 due to the calculated payment stream.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101491	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101490	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.12949% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,371.03 on an Original Principal Loan Amount of $57,417.06 vs. an allowable total of $1,722.51 (an overage of $648.52 or 1.12949%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101489	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/02/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101488	NM	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $220,449.88 is underdisclosed from calculated Finance Charge of $220,531.09 in the amount of $81.21.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Underdisclosure appears to be due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101486	IN	Primary	Refinance Rate/Term		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/20/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101485	AZ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101484	NY	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101483	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/01/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101481	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/02/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/02/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101480	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/06/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/06/2003.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101479	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  6/1/2008 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was  1/1/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101478	NY	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $48,346.03 is underdisclosed from calculated Finance Charge of $48,427.43 in the amount of $81.40.
											[2] Miscellaneous Compliance - Initial TIL not provided	Under-disclosure appears to be due to actual interest rate on loan is 11.0171% as per tape however, Note states rate is 11.01% which therefore, must be used for testing.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101477	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Grace period not allowed per state (TN) – min grace period for TN is 10 days - note states 5 days					Late Charge	Yes	C	C
2017RT6101476	MI	Primary	Refinance Rate/Term	2	1	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101475	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.69795% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,112.03 on an Original Principal Loan Amount of $57,113.61 vs. an allowable total of $1,713.40 (an overage of $398.63 or 0.69795%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101474	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/9/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/9/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101473	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
											[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	There was no Initial GFE in file. The only Good Faith Estimate in the file is dated 05/25/2004 - the date of closing.		TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6101472	IN	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101470	AZ	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6101468	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.16040% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,329.04 on an Original Principal Loan Amount of $55,981.12 vs. an allowable total of $1,679.43 (an overage of $649.61 or 1.16040%.)	missing final title policy	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101466	OR	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/01/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101465	MO	Primary	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Note and Mortgage. Compliance testing not completed				UTD	Indeterminable	Yes	D	D
2017RT6101463	OK	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101461	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101459	FL	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6101458	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/30/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101457	TX	Primary	Refinance Cash-out - Other	3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.39120% or Final Disclosure APR of 11.39000% is in excess of allowable threshold of APOR 5.48% + 1.5%, or 6.98000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.00125% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,084.10 on an Original Principal Loan Amount of $52,086.27 vs. an allowable total of $1,562.58 (an overage of $521.52 or 1.00125%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

														TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6101456	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 13.25000% is underdisclosed from calculated APR of 13.44590% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,590.04 is underdisclosed from calculated Finance Charge of $103,450.14 in the amount of $2,860.10.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.
[2] State Compliance - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.
[2] State Compliance - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.	Disclosed payment on Note of $644.00 does not correspond with the loan amount, loan term, and interest rate on the loan.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101455	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101454	MS	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101453	LA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101452	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/02/2004.						-	Yes	B	B
2017RT6101451	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.36131% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,052.22 on an Original Principal Loan Amount of $47,055.15 vs. an allowable total of $1,411.65 (an overage of $640.57 or 1.36131%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101450	GA	UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Mortgage and Title Policy. Compliance testing not completed		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	Yes	D	D
2017RT6101449	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	Yes	B	B
2017RT6101447	TX	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.35602% or Final Disclosure APR of 11.37000% is in excess of allowable threshold of APOR 5.57% + 1.5%, or 7.07000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.92798% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,693.22 on an Original Principal Loan Amount of $68,564.99 vs. an allowable total of $2,056.94 (an overage of $636.28 or 0.92798%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6101446	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101445	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.23640% or Final Disclosure APR of 11.25000% is in excess of allowable threshold of APOR 4.36% + 1.5%, or 5.86000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.49476% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,176.61 on an Original Principal Loan Amount of $26,177.36 vs. an allowable total of $785.32 (an overage of $391.29 or 1.49476%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6101444	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/15/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.30134% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,099.01 on an Original Principal Loan Amount of $48,798.97 vs. an allowable total of $1,463.96 (an overage of $635.05 or 1.30134%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B

Loan Level Exception - Disposition (Loan Grades)

2017-RT6 ID	State	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Seasoning > 3 Years	Fitch Compliance Grade	DBRS Compliance Grade
2017RT6101443	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 7/20/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/20/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(6)(1)-(5) or (8).
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101442	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/12/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 10/12/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.12592% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,244.06 on an Original Principal Loan Amount of $54,389.31 vs. an allowable total of $1,631.67 (an overage of $612.39 or 1.12592%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101441	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/25/2005.						-	Yes	B	B
2017RT6101440	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/7/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/7/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.00482% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,401.42 on an Original Principal Loan Amount of $28,001.41 vs. an allowable total of $840.04 (an overage of $561.38 or 2.00482%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101439	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/13/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101438	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/23/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Minimum grace period days for state of TN is 10 - Note states 5 days.					Late Charge	Yes	C	C
2017RT6101437	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/24/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101436	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/29/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.63347% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,180.28 on an Original Principal Loan Amount of $25,472.94 vs. an allowable total of $764.18 (an overage of $416.10 or 1.63347%.)	GENERAL COMMENT (2017-05-22): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101435	AZ	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101434	NJ	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/27/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/27/1996.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	not dated					-	Yes	B	B
2017RT6101433	IN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101432	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either preliminary or final title policy.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/31/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 7/31/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101431	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $53,959.93 is underdisclosed from calculated Finance Charge of $54,299.82 in the amount of $339.89.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/09/2002.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TIL itemization did not disclose a settlement closing fee of $340 as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101430	AZ	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/27/2006 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 12/27/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101429	NY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6101428	IL	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/18/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/18/1999. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101427	NH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/27/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101426	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.69732% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,902.81 on an Original Principal Loan Amount of $51,464.63 vs. an allowable total of $1,543.93 (an overage of $358.88 or 0.69732%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101424	WI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101423	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.76976% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,762.01 on an Original Principal Loan Amount of $73,267.52 vs. an allowable total of $2,198.02 (an overage of $563.99 or 0.76976%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101422	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101421	CA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/23/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/23/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101420	FL	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	Yes	B	B
2017RT6101419	NC	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		TR Tested	TILA SOL Expired	Yes	B	B
2017RT6101417	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101416	SC	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6101415	TN	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/24/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/24/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101414	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $396,269.66 is underdisclosed from calculated Finance Charge of $396,452.62 in the amount of $182.96.	Erroneous exception due to calculation of daily simple interest		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101413	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $60,718.14 is underdisclosed from calculated Finance Charge of $60,764.01 in the amount of $45.87.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Disclosed payment on Note of $703 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6101412	WI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
											[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101411	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101409	MD	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $393,335.66 is underdisclosed from calculated Finance Charge of $394,593.59 in the amount of $1,257.93.	Verified all fees to itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101408	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101407	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/22/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.75609% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $2,763.79 on an Original Principal Loan Amount of $73,581.57 vs. an allowable total of $2,207.44 (an overage of $556.35 or 0.75609%.)
[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101406	FL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101405	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,189.74 is underdisclosed from calculated Finance Charge of $94,294.60 in the amount of $104.86.	Under disclosure appears to be due to DSI calculation of payment.	TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101404	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 3/14/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/14/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101403	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,593.44 is underdisclosed from calculated Finance Charge of $114,645.87 in the amount of $52.43.	Erroneous - Under disclosure due to loan being DSI.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101402	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment. [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.						-	Yes	B	B
2017RT6101401	MI	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/05/2000.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101400	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/13/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101399	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101398	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/08/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/08/2008.						-	Yes	B	B
2017RT6101397	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/14/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 6/14/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101396	VT	Primary	Refinance Limited Cash-out GSE		1	1				1							-	Yes	A	A
2017RT6101395	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/11/2004.						-	Yes	B	B
2017RT6101394	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101392	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101389	TN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101388	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101387	CA	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $255,112.07 is underdisclosed from calculated Finance Charge of $255,193.85 in the amount of $81.78.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/04/2005.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Underdisclosement due to last payment off in TIL payment streams; calculated TIL vs lender's TIL ($3,304.10 vs $3,222.02).		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101384	IN	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6101383	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/01/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101382	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/11/2005 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 8/11/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.65072% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,414.67 on an Original Principal Loan Amount of $93,534.06 vs. an allowable total of $2,806.02 (an overage of $608.65 or 0.65072%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101381	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Grace period of 5 days does not meet the 10 day minimum for TN.					Late Charge	Yes	C	C
2017RT6101379	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $96,874.67 is underdisclosed from calculated Finance Charge of $97,074.75 in the amount of $200.08.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/30/2004.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	under disclosure due to dsi loan	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101378	FL	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $287,009.14 is underdisclosed from calculated Finance Charge of $287,047.70 in the amount of $38.56.	Under-disclosure appears to be due to actual interest rate on loan is 9.83880% as per tape however, Note states rate is 9.84% which therefore, must be used for testing. Using rate per tape, pay streams match and there is no under-disclosure.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101377	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 6/28/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.64506% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,181.49 on an Original Principal Loan Amount of $59,847.92 vs. an allowable total of $1,795.43 (an overage of $386.06 or 0.64506%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101376	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6101375	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 8/23/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101374	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/27/2004 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 7/27/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.95783% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,403.16 on an Original Principal Loan Amount of $60,719.19 vs. an allowable total of $1,821.57 (an overage of $581.59 or 0.95783%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101373	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.74036% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $968.70 on an Original Principal Loan Amount of $16,875.26 vs. an allowable total of $506.25 (an overage of $462.45 or 2.74036%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101372	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		TR Tested	TILA SOL Expired	Yes	B	B
2017RT6101371	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/11/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101370	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2003.						-	Yes	B	B
2017RT6101369	AL	Primary	Refinance Rate/Term		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/5/1999 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101368	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/5/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 3/5/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.81164% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,280.28 on an Original Principal Loan Amount of $86,059.61 vs. an allowable total of $2,581.78 (an overage of $698.50 or 0.81164%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101366	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/26/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.84821% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,938.81 on an Original Principal Loan Amount of $39,990.25 vs. an allowable total of $1,199.70 (an overage of $739.11 or 1.84821%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101365	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.75286% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,754.64 on an Original Principal Loan Amount of $46,754.80 vs. an allowable total of $1,402.64 (an overage of $352.00 or 0.75286%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101364	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.94452% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,520.65 on an Original Principal Loan Amount of $63,902.65 vs. an allowable total of $1,917.07 (an overage of $603.58 or 0.94452%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101363	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/25/2006 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 4/25/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.31862% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,121.48 on an Original Principal Loan Amount of $49,124.00 vs. an allowable total of $1,473.72 (an overage of $647.76 or 1.31862%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101362	AZ	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101361	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.13403% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,479.89 on an Original Principal Loan Amount of $59,987.30 vs. an allowable total of $1,799.61 (an overage of $680.28 or 1.13403%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101360	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.20560% or Final Disclosure APR of 11.25000% is in excess of allowable threshold of APOR 5.49% + 1.5%, or 6.99000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.44335% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,651.05 on an Original Principal Loan Amount of $59,663.34 vs. an allowable total of $1,789.90 (an overage of $861.15 or 1.44335%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

														TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6101358	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 8/29/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 3/29/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Unable to Verify Value	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101357	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  5/5/2001 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 12/5/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101356	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.73917% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,723.30 on an Original Principal Loan Amount of $36,362.93 vs. an allowable total of $1,090.88 (an overage of $632.42 or 1.73917%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101355	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.25300% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,194.57 on an Original Principal Loan Amount of $41,777.43 vs. an allowable total of $1,253.32 (an overage of $941.25 or 2.25300%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101354	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/4/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/4/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.63774% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,091.30 on an Original Principal Loan Amount of $45,093.09 vs. an allowable total of $1,352.79 (an overage of $738.51 or 1.63774%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101353	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/14/2003 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 7/14/2003.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101352	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/6/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was  3/6/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.16122% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,329.71 on an Original Principal Loan Amount of $55,986.22 vs. an allowable total of $1,679.58 (an overage of $650.13 or 1.16122%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101351	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 2/19/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 9/19/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101350	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.74037% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,925.93 on an Original Principal Loan Amount of $33,550.63 vs. an allowable total of $1,006.51 (an overage of $919.42 or 2.74037%.)	Missing Final Title.	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101348	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101347	MI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/02/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101346	MI	Primary	Refinance Cash-out - Other		2	1				2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.						-	Yes	B	B
2017RT6101345	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/10/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/10/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101344	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101343	MN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/16/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101342	NY	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,473.26 is underdisclosed from calculated Finance Charge of $108,509.66 in the amount of $36.40.	Under-disclosure appears to be due to actual interest rate on loan is 9.89640% as per tape however, Note states rate is 9.90% which therefore, must be used for testing. Using rate per tape, pay streams match and there is no under-disclosure.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101340	NJ	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/02/2006.						-	Yes	B	B
2017RT6101338	NY	UTD	UTD UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/22/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/22/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101337	DE	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101336	AL	Primary	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Note (includes TIL), Mortgage and Title. Insufficient documents to complete compliance				UTD	Indeterminable	Yes	D	D
2017RT6101335	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/21/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/21/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101332	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.16701% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,333.16 on an Original Principal Loan Amount of $55,991.21 vs. an allowable total of $1,679.73 (an overage of $653.43 or 1.16701%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101331	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	Yes	B	B
2017RT6101330	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/7/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 11/7/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.80606% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,929.37 on an Original Principal Loan Amount of $50,692.12 vs. an allowable total of $1,520.76 (an overage of $408.61 or 0.80606%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101329	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/15/2005 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 9/15/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.72585% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,009.65 on an Original Principal Loan Amount of $53,938.09 vs. an allowable total of $1,618.14 (an overage of $391.51 or 0.72585%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101328	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.03006% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,372.75 on an Original Principal Loan Amount of $58,876.26 vs. an allowable total of $1,766.28 (an overage of $606.47 or 1.03006%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101327	WA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101326	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/19/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/19/2007.						-	Yes	B	B
2017RT6101323	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/15/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101321	MI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101320	NC	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,114.10 is underdisclosed from calculated Finance Charge of $144,397.21 in the amount of $283.11.	Disclosed payment on Note of $604.67 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101318	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6101317	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/17/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 11/17/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.52041% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,964.40 on an Original Principal Loan Amount of $43,456.25 vs. an allowable total of $1,303.68 (an overage of $660.72 or 1.52041%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101316	CA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6101314	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/30/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.45453% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,911.58 on an Original Principal Loan Amount of $42,913.21 vs. an allowable total of $1,287.39 (an overage of $624.19 or 1.45453%.)	Missing Final Title.	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101313	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.19706% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,282.52 on an Original Principal Loan Amount of $54,383.77 vs. an allowable total of $1,631.51 (an overage of $651.01 or 1.19706%.)	GENERAL COMMENT (2017-05-22): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101312	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.16239% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,596.78 on an Original Principal Loan Amount of $62,386.79 vs. an allowable total of $1,871.60 (an overage of $725.18 or 1.16239%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101311	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.85038% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,802.13 on an Original Principal Loan Amount of $46,803.97 vs. an allowable total of $1,404.11 (an overage of $398.02 or 0.85038%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101310	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.71220% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,734.91 on an Original Principal Loan Amount of $46,735.31 vs. an allowable total of $1,402.05 (an overage of $332.86 or 0.71220%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101309	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.88698% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,906.93 on an Original Principal Loan Amount of $74,786.26 vs. an allowable total of $2,243.58 (an overage of $663.35 or 0.88698%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101308	TX	Primary	Refinance Cash-out - Other	3	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 1/15/2005 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)		Yes	TR Indeterminable	Yes	D	D
2017RT6101307	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
											[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6101306	AL	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $39,998.50 is underdisclosed from calculated Finance Charge of $40,036.82 in the amount of $38.32.	Disclosed payment on Note of $499.51 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101305	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/8/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 8/8/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.65561% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,022.90 on an Original Principal Loan Amount of $43,450.81 vs. an allowable total of $1,303.52 (an overage of $719.38 or 1.65561%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101303	PA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/7/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101302	OK	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/23/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101301	MD	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101300	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/27/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.82228% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,825.06 on an Original Principal Loan Amount of $47,747.98 vs. an allowable total of $1,432.43 (an overage of $392.63 or 0.82228%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101299	SC	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/17/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6101298	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  1/8/2005 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was  8/8/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101297	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101296	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/17/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/17/1999. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101295	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 3/29/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/29/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101294	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/16/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.34337% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,120.52 on an Original Principal Loan Amount of $48,821.98 vs. an allowable total of $1,464.65 (an overage of $655.87 or 1.34337%.)	Missing Final title.	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101293	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/23/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101292	NC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101291	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101290	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/23/2007.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101289	FL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101288	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/25/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101287	WI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101286	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101284	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101283	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/9/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/9/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101281	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/04/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/04/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101280	CO	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/16/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101279	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.73523% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,029.79 on an Original Principal Loan Amount of $63,984.04 vs. an allowable total of $1,919.52 (an overage of $1,110.27 or 1.73523%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101278	MI	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
											[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6101277	OK	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/17/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101276	GA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101275	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to test Ability to Repay due to missing information.
[2] State Compliance - Ohio Consumer Sales Practices Act (Impermissible Financing of Insurance Products): Ohio Consumer Sales Practices Act: Impermissible financing of insurance products.
											[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.						-	Yes	B	B
2017RT6101274	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $34,169.08 is underdisclosed from calculated Finance Charge of $34,223.23 in the amount of $54.15.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/12/2007.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to test Ability to Repay due to missing information.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101273	FL	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	Yes	B	B
2017RT6101272	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
											[3] Federal Compliance - Missing Final HUD-1	File contains the Security Instrument, Final Title, and initial Application only. Compliance testing could not be completed.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	No	D	D
2017RT6101271	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/2/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/2/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101268	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/05/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101267	IN	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6101266	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101265	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.31474% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,254.70 on an Original Principal Loan Amount of $52,255.73 vs. an allowable total of $1,567.67 (an overage of $687.03 or 1.31474%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101264	CO	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/24/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101262	HI	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/19/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101259	IL	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6101257	NC	Investment	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101256	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101255	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.91967% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,736.41 on an Original Principal Loan Amount of $69,812.17 vs. an allowable total of $2,094.36 (an overage of $642.05 or 0.91967%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101254	MI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/27/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101253	SC	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $118,562.31 is underdisclosed from calculated Finance Charge of $118,787.15 in the amount of $224.84.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/29/2008.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Unable to determine under disclosure due to missing itemization of amount financed.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101252	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $319,386.91 is underdisclosed from calculated Finance Charge of $319,867.71 in the amount of $480.80.	Unable to determine under disclosure due to all fees on HUD-1 and Itemization of Amount Financed matching.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101251	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 7/24/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 2/24/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101250	VA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/14/2003.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101249	MD	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $393,834.10 is underdisclosed from calculated Finance Charge of $393,965.08 in the amount of $130.98.	Disclosed payment on Note of $1,563.81 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101248	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101247	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 5/30/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101246	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/13/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101245	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Missing/Incorrect - Number of individuals on title does not match number of vested names entered [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the  appraised value.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.41299% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,316.37 on an Original Principal Loan Amount of $52,489.79 vs. an allowable total of $1,574.69 (an overage of $741.68 or 1.41299%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101244	NY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101243	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101242	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101241	UT	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/18/2001. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101240	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101238	NE	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6101237	SC	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $101,702.77 is underdisclosed from calculated Finance Charge of $101,778.19 in the amount of $75.42.	Unable to determine under disclosure due to missing Itemization of Amount Financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101236	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/7/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/7/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101234	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101233	CO	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101231	NC	Primary	Refinance UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/27/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		UTD	TR Indeterminable	Yes	D	D
2017RT6101229	GA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101228	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/01/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/01/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101227	CA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/08/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101226	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101224	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,412.75 is underdisclosed from calculated Finance Charge of $146,450.20 in the amount of $37.45.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/1/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was  5/1/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.42489% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,441.29 on an Original Principal Loan Amount of $55,171.76 vs. an allowable total of $1,655.15 (an overage of $786.14 or 1.42489%.)	Under-disclosure appears to be due to actual interest rate on loan is 11.70720 as per tape however, Note states rate is 11.71% which therefore, must be used for testing	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	C	C
2017RT6101223	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 1/16/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 8/16/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101222	FL	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101220	MS	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101219	MN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/29/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101218	IN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6101217	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/06/2004.	Appraisal not provided.		TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101216	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/19/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.59550% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,974.99 on an Original Principal Loan Amount of $42,976.59 vs. an allowable total of $1,289.29 (an overage of $685.70 or 1.59550%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101215	TX	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/29/2006 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 3/29/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.68852% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $4,050.00 on an Original Principal Loan Amount of $86,381.21 vs. an allowable total of $2,591.43 (an overage of $1,458.57 or 1.68852%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101214	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/20/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/20/2000.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101213	WV	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101212	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/12/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.91473% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,648.23 on an Original Principal Loan Amount of $67,647.90 vs. an allowable total of $2,029.43 (an overage of $618.80 or 0.91473%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101210	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/05/2004.						-	Yes	B	B
2017RT6101209	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.91160% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 4.45% + 1.5%, or 5.95000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/9/2009 which is the consummation date.  A 3 month lookback was used to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.		Yes	FHPML - Compliant	Yes	D	D
2017RT6101207	OK	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/22/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101205	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101203	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.35601% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,069.03 on an Original Principal Loan Amount of $19,959.43 vs. an allowable total of $598.78 (an overage of $470.25 or 2.35601%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101202	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - Title: Evidence of title is missing	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.68625% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,602.48 on an Original Principal Loan Amount of $97,727.48 vs. an allowable total of $2,931.82 (an overage of $670.66 or 0.68625%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101201	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/20/2005.						-	Yes	B	B
2017RT6101200	LA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101199	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101197	SC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,123.22 is underdisclosed from calculated Finance Charge of $105,304.68 in the amount of $181.46.	Unable to determine under disclosure due to missing break down of itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101196	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $48,191.94 is underdisclosed from calculated Finance Charge of $48,246.44 in the amount of $54.50.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Disclosed payment on Note of $191.35 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101195	GA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101194	MN	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6101193	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101192	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101191	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/28/2006 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 9/30/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.72271% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,173.99 on an Original Principal Loan Amount of $85,260.13 vs. an allowable total of $2,557.80 (an overage of $616.19 or 0.72271%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101190	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 8/11/2008 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 3/11/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101189	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/24/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101188	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/5/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/5/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101187	CA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101186	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.65277% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,463.96 on an Original Principal Loan Amount of $31,464.26 vs. an allowable total of $943.92 (an overage of $520.04 or 1.65277%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101185	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $272,951.02 is underdisclosed from calculated Finance Charge of $273,068.72 in the amount of $117.70.	Under-disclosure appears to be due to Credit Life premium calculated in the finance charges.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101184	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 2/20/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 9/20/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101183	MI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/19/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101182	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101181	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/10/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.76680% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,081.10 on an Original Principal Loan Amount of $81,796.16 vs. an allowable total of $2,453.88 (an overage of $627.22 or 0.76680%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101180	KY	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	Missing pages 2-6. File does not contain either preliminary or final title.	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/02/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101179	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/28/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/28/2008. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101178	MD	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6101177	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
											[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6101176	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 9/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/11/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101175	SD	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/25/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/25/1998.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6101174	WI	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,929.89 is underdisclosed from calculated Finance Charge of $161,182.70 in the amount of $4,252.81.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Current Index Base as shown on the note was 5.25%. The closest Index available in our look-back period is 5.50%	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101173	SC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/29/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/29/2000. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101172	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/20/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.18781% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,273.72 on an Original Principal Loan Amount of $54,293.77 vs. an allowable total of $1,628.81 (an overage of $644.91 or 1.18781%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101171	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/25/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101170	IA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/13/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/13/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101169	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/09/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101168	IL	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,045.13 is underdisclosed from calculated Finance Charge of $107,283.01 in the amount of $237.88.	Itemization of amount financed does not reflect an under disclosure; unable to determine finance charge under disclosure source		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101167	NY	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/15/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101166	NC	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Deed of Trust and Final Title only. Compliance testing could not be completed.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	No	D	D
2017RT6101164	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/01/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/01/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101163	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 9/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/24/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101162	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/26/2006.
											[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6101161	NE	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/02/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101160	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,248.00 is underdisclosed from calculated Finance Charge of $97,375.67 in the amount of $127.67.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Mortgage notary date 6/XX/2007. Disclosed payment on Note of $722.50 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101159	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/28/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.23454% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,182.58 on an Original Principal Loan Amount of $51,542.31 vs. an allowable total of $1,546.26 (an overage of $636.32 or 1.23454%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101158	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101155	NC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101154	MI	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2006.						-	Yes	B	B
2017RT6101153	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/08/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/08/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101152	NY	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6101151	SC	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2005. [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6101150	OH	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B

Loan Level Exception - Disposition (Loan Grades)

2017-RT6 ID	State	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Seasoning > 3 Years	Fitch Compliance Grade	DBRS Compliance Grade
2017RT6101149	IN	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6101148	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101146	NM	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $201,977.05 is underdisclosed from calculated Finance Charge of $202,024.23 in the amount of $47.18.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/17/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 10/17/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Under-disclosure appears to be due to actual interest rate on loan is 11.208% as per tape however, Note states rate is 11.21% which therefore, must be used for testing. Using rate per tape, pay streams match and there is no under-disclosure.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101144	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/16/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 2/16/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.23313% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,321.04 on an Original Principal Loan Amount of $54,830.31 vs. an allowable total of $1,644.90 (an overage of $676.14 or 1.23313%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101143	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.56233% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,333.67 on an Original Principal Loan Amount of $93,581.16 vs. an allowable total of $2,807.43 (an overage of $526.24 or 0.56233%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101142	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101141	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101140	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/29/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101139	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/26/2005.						-	Yes	B	B
2017RT6101137	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 2/19/2008 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 9/19/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101136	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  9/9/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was  4/9/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101135	MN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 12.01490% or Final Disclosure APR of 12.02000% is in excess of allowable threshold of USTreasury 4.4700% + 3%, or 7.47000%. Compliant Subprime Loan.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/24/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/24/2008.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.			State HPML - Compliant	Yes	B	B
2017RT6101134	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.51138% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,027.02 on an Original Principal Loan Amount of $22,765.08 vs. an allowable total of $682.95 (an overage of $344.07 or 1.51138%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101133	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.49340% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 4.49% + 1.5%, or 5.99000%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.77186% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $1,785.93 on an Original Principal Loan Amount of $37,426.27 vs. an allowable total of $1,122.78 (an overage of $663.15 or 1.77186%.)
[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	Title policy missing. Appraisal missing. Final TIL illegible (Images page 37).	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	Yes	B	B
2017RT6101132	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 6/24/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 1/24/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101131	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/28/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.14714% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,629.60 on an Original Principal Loan Amount of $51,088.61 vs. an allowable total of $1,532.65 (an overage of $1,096.95 or 2.14714%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101130	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.83052% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,396.81 on an Original Principal Loan Amount of $49,618.01 vs. an allowable total of $1,488.54 (an overage of $908.27 or 1.83052%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101128	NY	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6101127	TN	Primary	Refinance Cash-out - Other		3	3	[3] General - Incomplete Document: Note - Subject Lien is incomplete [3] Closing / Title - Missing Document: Security Instrument not provided	Poor copy of note, unable to read all data.		3	[3] Loan File - (Missing Doc) Incomplete loan images/file [3] Closing / Title - TILA - Final TIL Missing	File contains the Final 1003, Appraisal, HUD and Title. Compliance testing could not be completed.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	Yes	D	D
2017RT6101126	LA	Investment	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.			1							-	Yes	A	A
2017RT6101125	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/17/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101123	SC	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/2005.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6101122	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/1/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 11/1/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.01282% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,844.26 on an Original Principal Loan Amount of $36,790.90 vs. an allowable total of $1,103.72 (an overage of $740.54 or 2.01282%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101120	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101118	TN	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.					Yes	TR Indeterminable	Yes	D	D
2017RT6101116	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 1/14/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101115	NM	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6101114	NM	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/23/2005.						-	Yes	B	B
2017RT6101112	CO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101111	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.99728% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,652.28 on an Original Principal Loan Amount of $41,335.09 vs. an allowable total of $1,240.05 (an overage of $412.23 or 0.99728%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101110	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/18/2005.						-	Yes	B	B
2017RT6101108	NY	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101107	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided			1							-	Yes	A	A
2017RT6101106	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/09/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101105	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/8/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/8/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.83902% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,796.55 on an Original Principal Loan Amount of $46,797.04 vs. an allowable total of $1,403.91 (an overage of $392.64 or 0.83902%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101103	MO	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/19/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101102	CA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/22/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101101	MN	Primary	Refinance Rate/Term	3	1	3	[3] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 10.98930% or Final Disclosure APR of 10.99000% is in excess of allowable threshold of USTreasury 4.5500% + 3%, or 7.55000%. Compliant Subprime Loan.
											[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Unable to determine if borrower's ability to repay requirements have been met due to missing information.	Tangible net benefit information provided.		Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.			State HPML - Compliant	Yes	B	B
2017RT6101099	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/6/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.78875% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,974.39 on an Original Principal Loan Amount of $41,229.72 vs. an allowable total of $1,236.89 (an overage of $737.50 or 1.78875%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101098	MA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101097	TX	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/8/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101096	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/18/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.12877% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,108.41 on an Original Principal Loan Amount of $51,066.28 vs. an allowable total of $1,531.98 (an overage of $576.43 or 1.12877%.)	Missing Final Title.	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101095	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.74042% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,473.79 on an Original Principal Loan Amount of $25,673.90 vs. an allowable total of $770.21 (an overage of $703.58 or 2.74042%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101094	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.00522% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,560.65 on an Original Principal Loan Amount of $63,932.84 vs. an allowable total of $1,917.98 (an overage of $642.67 or 1.00522%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101093	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/25/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.10071% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,346.99 on an Original Principal Loan Amount of $32,847.73 vs. an allowable total of $985.43 (an overage of $361.56 or 1.10071%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101089	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/27/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.96217% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,984.16 on an Original Principal Loan Amount of $39,985.70 vs. an allowable total of $1,199.57 (an overage of $784.59 or 1.96217%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101088	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not have either the Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  6/8/2009 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was  1/8/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(6)(1)-(5) or (8).	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101087	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/26/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.75205% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,547.60 on an Original Principal Loan Amount of $94,550.92 vs. an allowable total of $2,836.52 (an overage of $711.08 or 0.75205%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101086	NE	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/28/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101085	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 4/14/2008 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 11/14/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101084	GA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101083	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 1/26/2009 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 8/26/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101082	ID	Primary	Refinance	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	File contains note, TIL, security instrument and Final Tiltle. Insufficient documentation to complete compliance		TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		UTD	Indeterminable	Yes	D	D
2017RT6101081	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $201,272.18 is underdisclosed from calculated Finance Charge of $201,387.63 in the amount of $115.45.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.60446% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,614.93 on an Original Principal Loan Amount of $100,290.60 vs. an allowable total of $3,008.72 (an overage of $606.21 or 0.60446%.)	Missing final title	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101080	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101079	SC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6101077	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title File only contains pages 1 and 4 of security instrument.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101076	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 3/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/14/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101075	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/02/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101074	NJ	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
											[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6101073	NY	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $55,556.60 is underdisclosed from calculated Finance Charge of $55,629.73 in the amount of $73.13.	TIL Itemization and HUD prepaid finance charges match. Under disclosure appears to be due to the payment stream.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101072	OK	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/02/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101070	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/22/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.93735% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,034.22 on an Original Principal Loan Amount of $77,062.44 vs. an allowable total of $2,311.87 (an overage of $722.35 or 0.93735%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101069	FL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/29/2006.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101068	IN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/21/2003.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101066	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/21/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Appraisal not provided.		TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101065	HI	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101064	MD	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6101062	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/21/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.10675% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,627.66 on an Original Principal Loan Amount of $63,983.99 vs. an allowable total of $1,919.51 (an overage of $708.15 or 1.10675%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101061	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/20/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101060	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,911.52 is underdisclosed from calculated Finance Charge of $111,946.91 in the amount of $35.39.	Disclosed payment on Note of $1240.40 does not correspond with the loan amount, loan term, and interest rate on the loan		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101059	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101058	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/8/2006 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 6/8/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
											[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.			Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation. This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101057	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101056	OK	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/04/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/04/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101055	NC	Primary	Refinance Cash-out - Other	3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,735.28 is underdisclosed from calculated Finance Charge of $178,826.64 in the amount of $91.36.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)	Verified all fees to itemization of amount financed. Unable to determine reason for under disclosure	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6101054	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101053	NC	Primary	Refinance Cash-out - Other		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-	Yes	B	B
2017RT6101052	NY	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6101051	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $101,374.95 is underdisclosed from calculated Finance Charge of $102,458.78 in the amount of $1,083.83.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/4/2004 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 8/4/2003.	Under disclosure due to DSI		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101050	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/2/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/2/2004.						-	Yes	B	B
2017RT6101049	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/20/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/20/1996.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Grace period not allowed per state (GA)- min grace period for GA is 15 days- Note states 5 days.					Late Charge	Yes	C	C
2017RT6101048	GA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $51,666.93 is underdisclosed from calculated Finance Charge of $51,705.57 in the amount of $38.64.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/06/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Unable to determine reason for under disclosure due to missing itemization of amount financed		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101047	OK	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/20/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/20/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101046	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/02/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101045	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	ROR executed by borrowers 10/XX/2000 with expiration of rescission period noted as 10/XX/2000, providing borrower with only a 2 day rescission period.		TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101044	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/15/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/15/2007.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
											[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.						-	Yes	B	B
2017RT6101043	TN	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.			1							-	Yes	A	A
2017RT6101042	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/19/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.82286% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,577.61 on an Original Principal Loan Amount of $41,267.76 vs. an allowable total of $1,238.03 (an overage of $339.58 or 0.82286%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101041	AL	Primary	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 5/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/15/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	File only contains a Note, Security Instrument and Title Policy. Unable to complete compliance.		TILA ROR - 3yrs for rescindable transactions.		UTD	Indeterminable	Yes	D	D
2017RT6101040	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/30/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101039	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101037	GA	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $380,771.76 is underdisclosed from calculated Finance Charge of $381,063.25 in the amount of $291.49.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	TIL Itemization and HUD prepaid finance charges match. Under disclosure appears to be due to the payment stream.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101036	FL	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2001 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6101035	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/21/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/21/2000. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101034	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/23/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 4/23/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.11119% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,658.47 on an Original Principal Loan Amount of $64,664.30 vs. an allowable total of $1,939.92 (an overage of $718.55 or 1.11119%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101033	OH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/28/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101032	WV	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6101030	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
											[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		TR Tested	TILA SOL Expired	Yes	B	B
2017RT6101029	KY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/13/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6101028	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101027	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101026	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 3/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/18/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Unable to Verify, No Value in file		TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101024	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6101022	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/18/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101021	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/7/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/7/2006.						-	Yes	B	B
2017RT6101020	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/30/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.23268% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,161.29 on an Original Principal Loan Amount of $51,061.98 vs. an allowable total of $1,531.85 (an overage of $629.44 or 1.23268%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6101019	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101018	LA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/21/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/21/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101017	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6101015	IN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	Yes	B	B
2017RT6101014	WI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/23/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101013	NY	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $175,781.87 is underdisclosed from calculated Finance Charge of $175,979.08 in the amount of $197.21.	Verified all fees to itemization of amount financed. Tax service fee of $50.00 was not included as prepaid finance charge on itemization. Itemization shows prepaid finance charges of $2,000.55, note shows points/fees of $1,950.55.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101012	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101009	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 5/30/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/30/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6101008	NY	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $74,743.40 is underdisclosed from calculated Finance Charge of $74,787.60 in the amount of $44.20.	Disclosed payment on Note of $540.76 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101007	NY	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/19/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/19/1998.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6101006	SC	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $63,090.50 is underdisclosed from calculated Finance Charge of $63,290.50 in the amount of $200.00.	TIL Itemization did not include the $200 attorney fee as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101005	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6101004	IN	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6101003	PA	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,533.12 is underdisclosed from calculated Finance Charge of $106,571.28 in the amount of $38.16.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101001	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,031.59 is underdisclosed from calculated Finance Charge of $168,071.13 in the amount of $39.54.	The payment stream on the TIL is slightly lower than the calculated payment stream.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6101000	KS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/25/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100998	NJ	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100997	TN	Primary	Refinance Rate/Term		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100996	KY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/07/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100995	MI	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
											[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.						-	Yes	B	B
2017RT6100994	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,283.19 is underdisclosed from calculated Finance Charge of $190,396.35 in the amount of $113.16.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/27/2005.	Disclosed payment on Note of $1,375.07 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100993	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  7/5/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  2/5/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Missing Final title.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100992	MN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100990	NC	Primary	Refinance Rate/Term		3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $250,740.81 is underdisclosed from calculated Finance Charge of $250,785.07 in the amount of $44.26.	Disclosed payment on Note of $916.15 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100988	TN	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/27/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100987	KS	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100986	MD	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/8/2005 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 2/8/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100985	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,973.08 is underdisclosed from calculated Finance Charge of $113,024.31 in the amount of $51.23.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/08/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Disclosed payment on Note of $538.54 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100984	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/04/2004.						-	Yes	B	B
2017RT6100983	IN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100981	IA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100980	IA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - (Missing Data) Missing Construction Status Data: Construction Status for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 6/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/22/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100979	CA	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Note w/combined TIL, Mortgage and Title Policy. Compliance testing not completed				UTD	Indeterminable	Yes	D	D
2017RT6100976	NY	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 7/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/22/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100973	MO	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/27/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/27/1999.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100972	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100971	AZ	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100970	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/01/2003.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100969	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/07/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100968	SC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/28/2004. [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6100967	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/27/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.18138% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $5,184.06 on an Original Principal Loan Amount of $123,979.52 vs. an allowable total of $3,719.38 (an overage of $1,464.68 or 1.18138%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100966	SC	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6100965	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/01/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/01/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100964	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 7/30/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/28/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100963	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/12/2004 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 8/12/2003.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100962	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100961	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.81800% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $10,841.30 on an Original Principal Loan Amount of $283,952.26 vs. an allowable total of $8,518.56 (an overage of $2,322.74 or 0.81800%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100960	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 8/21/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 3/21/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Missing Final Title.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100959	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/22/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/22/2008. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100958	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/20/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100957	CA	Primary	Refinance	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	Both Preliminary and Final Title Reports missing	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Note w/combined TIL, and Mortgage. Compliance testing not completed				UTD	Indeterminable	Yes	D	D
2017RT6100955	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6100954	IA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100953	LA	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/24/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100952	KS	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	Missing	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100951	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Holder's right to foreclose	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2001 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 5/29/2001.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100948	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100947	NY	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/09/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100946	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 8/13/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 3/13/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100945	MS	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100943	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/30/2006 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 11/30/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.43837% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,273.89 on an Original Principal Loan Amount of $51,232.53 vs. an allowable total of $1,536.97 (an overage of $736.92 or 1.43837%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100942	MI	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.						-	Yes	B	B
2017RT6100941	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/04/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/04/2006.	UTD based on information provided in the file					-	Yes	B	B
2017RT6100940	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $165,731.97 is underdisclosed from calculated Finance Charge of $165,776.99 in the amount of $45.02.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/11/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.22875% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,536.76 on an Original Principal Loan Amount of $59,988.37 vs. an allowable total of $1,799.65 (an overage of $737.11 or 1.22875%.)	Under disclosure is caused by Daily Simple Interest payment calculation.	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100939	IN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/14/2005.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100938	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6100937	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/12/2005 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 2/12/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.30367% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,159.22 on an Original Principal Loan Amount of $26,935.60 vs. an allowable total of $808.06 (an overage of $351.16 or 1.30367%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100936	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.78611% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,759.36 on an Original Principal Loan Amount of $36,759.73 vs. an allowable total of $1,102.79 (an overage of $656.57 or 1.78611%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100935	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/17/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.58226% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,941.42 on an Original Principal Loan Amount of $54,195.46 vs. an allowable total of $1,625.86 (an overage of $315.56 or 0.58226%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100934	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 8/30/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 3/30/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100933	UT	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/28/2001.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100932	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.45600% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,352.52 on an Original Principal Loan Amount of $30,352.80 vs. an allowable total of $910.58 (an overage of $441.94 or 1.45600%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100931	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.39518% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,301.07 on an Original Principal Loan Amount of $52,354.36 vs. an allowable total of $1,570.63 (an overage of $730.44 or 1.39518%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100930	MI	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.						-	Yes	B	B
2017RT6100929	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100927	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.83050% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,752.56 on an Original Principal Loan Amount of $45,752.77 vs. an allowable total of $1,372.58 (an overage of $379.98 or 0.83050%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100926	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/18/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.23556% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $975.65 on an Original Principal Loan Amount of $30,154.00 vs. an allowable total of $904.62 (an overage of $71.03 or 0.23556%.)	GENERAL COMMENT (2017-05-22): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100925	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/6/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 2/6/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.72899% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,400.00 on an Original Principal Loan Amount of $91,177.56 vs. an allowable total of $2,735.32 (an overage of $664.68 or 0.72899%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100923	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/11/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100922	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 9/11/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 4/11/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100921	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100920	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100919	CA	Primary	Refinance UTD	3	1	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/10/2000 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		UTD	TR Indeterminable	Yes	D	D
2017RT6100918	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100917	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/1/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/1/2000. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100916	GA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/12/2003.						-	Yes	B	B
2017RT6100915	MO	Primary	Purchase		1	1				1							-	Yes	A	A
2017RT6100914	NY	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6100913	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/9/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/9/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.86944% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,228.51 on an Original Principal Loan Amount of $25,228.98 vs. an allowable total of $756.86 (an overage of $471.65 or 1.86944%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100912	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/08/2006.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100911	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/9/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/9/2003.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100910	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $130,872.52 is underdisclosed from calculated Finance Charge of $131,122.40 in the amount of $249.88.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Attorney fee in the amount of $250.00 was not included in the prepaid finance charge, no invoice located in file.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100909	SC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/19/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6100908	CO	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/30/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100907	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100906	NJ	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-	Yes	B	B
2017RT6100905	FL	Primary	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Note w/combined TIL and Mortgage. Compliance testing not completed				UTD	Indeterminable	Yes	D	D
2017RT6100903	CO	Primary	Refinance Cash-out - Other		2	2	[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.			1							-	Yes	A	A
2017RT6100902	AL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100901	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/26/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100900	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100899	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/24/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.10953% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,427.23 on an Original Principal Loan Amount of $34,729.75 vs. an allowable total of $1,041.89 (an overage of $385.34 or 1.10953%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100898	FL	Second Home	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,504.43 is underdisclosed from calculated Finance Charge of $199,742.87 in the amount of $238.44.	The reason for the under-disclosure is a payment variance caused by the loan being a daily simple interest loan. The system has calculated a final payment that is $238.44 higher than what was disclosed on the final TIL.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100897	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.66971% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,980.96 on an Original Principal Loan Amount of $53,981.31 vs. an allowable total of $1,619.43 (an overage of $361.53 or 0.66971%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100896	OK	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100895	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100893	TN	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100892	KY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100891	WV	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100889	GA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100888	NY	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,438.37 is underdisclosed from calculated Finance Charge of $145,833.83 in the amount of $395.46.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/02/2005.	Disclosed payment on Note of $585.41 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100886	MO	Primary	Refinance Cash-out - Other		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6100885	NY	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100884	FL	Primary	Refinance UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/15/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		UTD	TR Indeterminable	Yes	D	D
2017RT6100883	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/07/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100882	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/15/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100881	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  7/4/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  2/4/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100880	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/14/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/14/2008. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		UTD	TR Indeterminable	Yes	D	D
2017RT6100879	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/25/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/25/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100878	OR	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100877	FL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100876	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100875	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100873	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/16/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.91631% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,691.57 on an Original Principal Loan Amount of $43,192.96 vs. an allowable total of $1,295.78 (an overage of $395.79 or 0.91631%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100872	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100871	IL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100870	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/27/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100869	OH	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6100868	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.37068% or Final Disclosure APR of 11.37000% is in excess of allowable threshold of APOR 5.49% + 1.5%, or 6.99000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.76294% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,595.51 on an Original Principal Loan Amount of $42,400.63 vs. an allowable total of $1,272.01 (an overage of $323.50 or 0.76294%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

														TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100867	KS	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/28/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 5/28/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100866	OH	Primary	Refinance Rate/Term		2	1				2	[2] Miscellaneous Compliance - Initial TIL not provided						-	Yes	B	B
2017RT6100865	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.42049% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,510.91 on an Original Principal Loan Amount of $27,874.07 vs. an allowable total of $836.22 (an overage of $674.69 or 2.42049%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100864	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/21/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.91615% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,787.64 on an Original Principal Loan Amount of $71,183.26 vs. an allowable total of $2,135.49 (an overage of $652.15 or 0.91615%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100863	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/05/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/05/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
											[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100862	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/5/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 12/5/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.68104% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,849.43 on an Original Principal Loan Amount of $39,508.95 vs. an allowable total of $1,185.26 (an overage of $664.17 or 1.68104%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100860	GA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/01/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100859	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/05/2005. [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6100858	SC	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6100857	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.37187% or Final Disclosure APR of 11.37000% is in excess of allowable threshold of APOR 4.47% + 1.5%, or 5.97000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.34369% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,362.36 on an Original Principal Loan Amount of $31,364.14 vs. an allowable total of $940.92 (an overage of $421.44 or 1.34369%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100856	CA	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6100855	NY	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6100853	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  7/2/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was  2/2/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100851	WA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A

Loan Level Exception - Disposition (Loan Grades)

2017-RT6 ID	State	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Seasoning > 3 Years	Fitch Compliance Grade	DBRS Compliance Grade
2017RT6100850	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/9/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/9/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.67153% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,905.68 on an Original Principal Loan Amount of $51,904.18 vs. an allowable total of $1,557.12 (an overage of $348.56 or 0.67153%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100849	CA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100848	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/4/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/4/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.74123% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,040.66 on an Original Principal Loan Amount of $43,040.77 vs. an allowable total of $1,291.22 (an overage of $749.44 or 1.74123%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100847	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/31/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 7/31/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100845	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $70,164.74 is underdisclosed from calculated Finance Charge of $70,256.76 in the amount of $92.02.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Disclosed payment on Note of $521.42 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100844	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,282.77 is underdisclosed from calculated Finance Charge of $100,486.09 in the amount of $203.32.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/08/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Final TIL disclosed the payment stream as 360 payments of $379.05. Audit calculates payment stream as 359 payments of $379.05 and one payment of $582.37.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100843	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100842	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/31/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100841	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/31/2002.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100840	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.38431% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,168.91 on an Original Principal Loan Amount of $49,469.80 vs. an allowable total of $1,484.09 (an overage of $684.82 or 1.38431%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100839	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/2/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/2/2006.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100838	HI	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/21/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100836	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/12/2005 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 10/12/2004.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.			This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100835	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,111.88 is underdisclosed from calculated Finance Charge of $88,908.62 in the amount of $1,796.74.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/26/2003.	Under disclosure is caused by Rule of 78 Interest payment calculation using 8.25% interest		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100834	AL	Primary	Refinance Rate/Term		3	3	[3] Closing / Title - Note Error: Interest rate is blank. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	Interest rate is not disclosed on Note		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $119,283.93 is underdisclosed from calculated Finance Charge of $119,383.96 in the amount of $100.03.	Note does not provide an interest rate, only the APR. Backed into interest rate to match to pay stream and APR stated on Note.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100832	NC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100831	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/28/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100830	CA	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $149,141.25 is underdisclosed from calculated Finance Charge of $149,277.25 in the amount of $136.00.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/29/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/29/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Disclosed payment on Note of $579.64 does not correspond with the loan amount, loan term, and interest rate on the loan	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100829	MD	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100828	KY	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100827	OK	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6100826	NY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100825	NC	Primary	Refinance Cash-out - Other		2	1				2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-	Yes	B	B
2017RT6100824	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/05/2004.						-	Yes	B	B
2017RT6100823	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/6/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  6/6/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100822	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.85608% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,806.60 on an Original Principal Loan Amount of $72,783.78 vs. an allowable total of $2,183.51 (an overage of $623.09 or 0.85608%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100821	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/4/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/4/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.77461% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,094.56 on an Original Principal Loan Amount of $81,983.61 vs. an allowable total of $2,459.50 (an overage of $635.06 or 0.77461%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100820	SC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,125.82 is underdisclosed from calculated Finance Charge of $107,325.86 in the amount of $200.04.	TIL itemization did not disclose an attorney fee of $200 as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100818	GA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100817	ND	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100816	NY	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6100815	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/07/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100813	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,992.05 is underdisclosed from calculated Finance Charge of $192,341.83 in the amount of $349.78.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/1998, prior to three (3) business days from transaction date of 12/XX/1998.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/21/1998.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TIL itemization did not disclose an attorney fee of $100 as a prepaid finance charge.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100812	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100811	MA	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.49882% or Final Disclosure APR of 9.50000% is in excess of allowable threshold of APOR 4.93% + 1.5%, or 6.43000%. Compliant Higher Priced Mortgage Loan.
											[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.			TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100810	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100809	MD	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,179.80 is underdisclosed from calculated Finance Charge of $136,312.47 in the amount of $132.67.
											[2] State Compliance - Maryland Ability to Repay Not Verified: Unable to determine if borrower's ability to repay requirements have been met due to missing information.	Under disclosure due to daily simple interest.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100808	GA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final title. File does not contain either Preliminary or Final title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/21/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/21/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100806	IN	Primary	Purchase		3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,957.60 is underdisclosed from calculated Finance Charge of $125,262.00 in the amount of $304.40.	TIL Itemization did not disclose the Settlement fee of $300 as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100805	IN	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/27/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100804	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/08/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/08/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100803	ID	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100802	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100801	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.91310% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,914.05 on an Original Principal Loan Amount of $74,469.07 vs. an allowable total of $2,234.07 (an overage of $679.98 or 0.91310%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100800	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/28/2002. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100799	NJ	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6100798	OR	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/17/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/17/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100797	GA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100796	GA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/29/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100795	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/22/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100794	CO	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.			Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			-	Yes	B	B
2017RT6100793	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/10/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100792	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/10/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100791	AL	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/29/2003.						-	Yes	B	B
2017RT6100790	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/27/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100789	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/03/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	Yes	B	B
2017RT6100788	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100787	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/24/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100786	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.05789% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,998.34 on an Original Principal Loan Amount of $39,509.35 vs. an allowable total of $1,185.28 (an overage of $813.06 or 2.05789%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100785	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100783	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.17117% or Final Disclosure APR of 12.17000% is in excess of allowable threshold of APOR 4.89% + 1.5%, or 6.39000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.47302% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,018.62 on an Original Principal Loan Amount of $45,128.78 vs. an allowable total of $1,353.86 (an overage of $664.76 or 1.47302%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

														TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100782	NY	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/12/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100780	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 5/30/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.05593% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,428.95 on an Original Principal Loan Amount of $59,886.45 vs. an allowable total of $1,796.59 (an overage of $632.36 or 1.05593%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6100779	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100778	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 9/12/2004 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100777	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 6/29/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100776	MO	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		UTD	TR Indeterminable	Yes	D	D
2017RT6100775	CO	UTD	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/15/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/15/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100774	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/15/2004.						-	Yes	B	B
2017RT6100773	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/06/2005.						-	Yes	B	B
2017RT6100772	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title		1							-	Yes	A	A
2017RT6100769	IA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $113,461.82 is underdisclosed from calculated Finance Charge of $113,716.75 in the amount of $254.93.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/26/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100768	IN	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6100767	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/7/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 7/7/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100766	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100765	IL	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $449,771.06 is underdisclosed from calculated Finance Charge of $449,859.79 in the amount of $88.73.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
											[2] Closing / Title - (Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided	Unable to determine under disclosure from the itemization of amount financed. Prepaid fees match those on the HUD. Notary date is missing from the security instrument		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100764	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  6/1/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  1/1/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100763	NY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100762	NY	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100761	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/29/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.50943% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,995.69 on an Original Principal Loan Amount of $44,255.93 vs. an allowable total of $1,327.67 (an overage of $668.02 or 1.50943%.)	GENERAL COMMENT (2017-05-22): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100760	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $80,520.00 is underdisclosed from calculated Finance Charge of $80,563.60 in the amount of $43.60.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/13/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 1/13/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.26437% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,387.49 on an Original Principal Loan Amount of $55,986.95 vs. an allowable total of $1,679.60 (an overage of $707.89 or 1.26437%.)	Under-disclosure appears to be due to actual interest rate on loan is 10.55520% as per tape however, Note states rate is 10.56% which therefore, must be used for testing.	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	C	C
2017RT6100759	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/31/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100757	NY	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/07/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100756	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.80384% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,024.17 on an Original Principal Loan Amount of $79,503.06 vs. an allowable total of $2,385.09 (an overage of $639.08 or 0.80384%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100755	IL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/11/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100754	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100753	LA	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $244,967.08 is underdisclosed from calculated Finance Charge of $245,882.14 in the amount of $915.06.	Under disclosure appears to be payment stream related.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100752	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/08/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100751	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/20/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100750	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.14946% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,193.78 on an Original Principal Loan Amount of $52,869.04 vs. an allowable total of $1,586.07 (an overage of $607.71 or 1.14946%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100749	IL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/24/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100748	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100746	NH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/08/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/08/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100744	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/16/2004 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 5/16/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100743	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/31/2004 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 7/31/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.25013% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,175.14 on an Original Principal Loan Amount of $51,178.17 vs. an allowable total of $1,535.34 (an overage of $639.80 or 1.25013%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100742	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	Application not found in document package		2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/08/2006.	No origination value found in package					-	Yes	B	B
2017RT6100741	GA	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $26,873.54 is underdisclosed from calculated Finance Charge of $26,909.24 in the amount of $35.70.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/18/2006.	Under disclosure appears to be payment stream related.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100740	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/22/2008 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 4/22/2008.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100739	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/17/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 7/17/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100738	WA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100737	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - Initial TIL not provided						-	Yes	B	B
2017RT6100736	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/07/2003.						-	Yes	B	B
2017RT6100735	TN	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $253,676.68 is underdisclosed from calculated Finance Charge of $253,729.55 in the amount of $52.87.	Itemization of amount financed did not reflect appraisal, credit report and title search fees; amount financed is underdisclosed by $52.87
												Grace period not allowed per state TN - min grace period for TN is 10days - note states 5 days.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			Late Charge	Yes	C	C
2017RT6100734	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100733	SC	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $328,420.28 is underdisclosed from calculated Finance Charge of $328,570.38 in the amount of $150.10.	TIL itemization did not disclose a attorney fee of $150 as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100731	CA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/30/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100730	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  9/9/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was  4/9/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100729	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,255.68 is underdisclosed from calculated Finance Charge of $183,455.72 in the amount of $200.04.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	TIL itemization did not disclose an attorney closing fee of $200 as a prepaid finance charge.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100728	TN	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $57,291.11 is underdisclosed from calculated Finance Charge of $57,390.52 in the amount of $99.41.	Disclosed payment on Note of $226.49 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100727	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-	Yes	B	B
2017RT6100725	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/8/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/8/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.11140% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,222.94 on an Original Principal Loan Amount of $71,444.90 vs. an allowable total of $2,143.34 (an overage of $79.60 or 0.11140%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100724	NJ	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003	Missing application		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/16/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100723	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 6/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/11/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100722	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/21/2005.						-	Yes	B	B
2017RT6100721	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/23/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 11/23/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.24518% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,225.32 on an Original Principal Loan Amount of $52,419.92 vs. an allowable total of $1,572.59 (an overage of $652.73 or 1.24518%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100720	LA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/12/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/12/2008. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100719	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/24/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100718	MI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/14/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100717	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.06099% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,479.41 on an Original Principal Loan Amount of $36,429.78 vs. an allowable total of $1,092.89 (an overage of $386.52 or 1.06099%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100716	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/16/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/16/2008. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100715	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,645.86 is underdisclosed from calculated Finance Charge of $146,684.71 in the amount of $38.85.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/27/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 6/27/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.14700% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,293.00 on an Original Principal Loan Amount of $55,293.02 vs. an allowable total of $1,658.79 (an overage of $634.21 or 1.14700%.)	Under-disclosure appears to be due to actual interest rate on loan is 11.707% as per tape however, Note states rate is 11.71% which therefore, must be used for testing	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	C	C
2017RT6100714	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/26/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/26/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100713	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100712	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.85536% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,724.48 on an Original Principal Loan Amount of $44,729.36 vs. an allowable total of $1,341.88 (an overage of $382.60 or 0.85536%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100711	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.74727% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,495.22 on an Original Principal Loan Amount of $31,496.43 vs. an allowable total of $944.89 (an overage of $550.33 or 1.74727%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100710	KY	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,389.65 is underdisclosed from calculated Finance Charge of $144,433.60 in the amount of $43.95.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.	Missing signatures. Disclosed payment on Note of $586.74 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100709	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.96497% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,536.99 on an Original Principal Loan Amount of $63,985.16 vs. an allowable total of $1,919.55 (an overage of $617.44 or 0.96497%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100708	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.33564% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,169.87 on an Original Principal Loan Amount of $50,047.34 vs. an allowable total of $1,501.42 (an overage of $668.45 or 1.33564%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100707	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/15/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.68322% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,109.01 on an Original Principal Loan Amount of $37,109.43 vs. an allowable total of $1,113.28 (an overage of $995.73 or 2.68322%.)	GENERAL COMMENT (2017-05-22): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100706	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 9/30/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 4/30/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100705	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.07520% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $6,372.96 on an Original Principal Loan Amount of $156,384.06 vs. an allowable total of $4,691.52 (an overage of $1,681.44 or 1.07520%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100704	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.43473% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $4,663.13 on an Original Principal Loan Amount of $105,150.14 vs. an allowable total of $3,154.50 (an overage of $1,508.63 or 1.43473%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100703	KY	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/4/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/4/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100702	LA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6100701	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/23/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100699	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,599.77 is underdisclosed from calculated Finance Charge of $56,748.15 in the amount of $148.38.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.19932% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,892.17 on an Original Principal Loan Amount of $36,392.65 vs. an allowable total of $1,091.78 (an overage of $800.39 or 2.19932%.)	TIL itemization did not include a flood cert fee of $5.50 and an attorney fee of $275 as prepaid finance charges.	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100697	WI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/14/2004.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100696	GA	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/31/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/28/2001.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6100695	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/29/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100692	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/28/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/28/2008.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6100691	MD	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $365,782.72 is underdisclosed from calculated Finance Charge of $366,276.44 in the amount of $493.72.
[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
											[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.	TIL itemization did not include $5.50 Flood Certification and $50 Tax service fee as prepaid finance charges		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100690	KS	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6100689	OH	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
											[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH is 1% of the original principal amount - note states 3%, 2%, 1% of the original principal amount if paid in years 1, 2, 3. Lender is XXX.		TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6100687	CA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100686	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100685	IN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,060.36 is underdisclosed from calculated Finance Charge of $217,291.42 in the amount of $231.06.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Disclosed payment on Note of $839.72 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100684	SC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,849.41 is underdisclosed from calculated Finance Charge of $228,049.85 in the amount of $200.44.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/19/2003.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Under disclosed $200.44. TIL itemization did not disclose an attorney fee of $250.00 as a prepaid finance charge.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100682	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/7/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 2/7/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.04927% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,720.59 on an Original Principal Loan Amount of $67,187.11 vs. an allowable total of $2,015.61 (an overage of $704.98 or 1.04927%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100681	OK	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/21/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100679	CA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/28/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100678	GA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,344.22 is underdisclosed from calculated Finance Charge of $82,384.26 in the amount of $40.04.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/13/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/13/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Disclosed payment on Note of $569.12 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100677	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/31/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 2/28/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.96890% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,570.61 on an Original Principal Loan Amount of $39,572.91 vs. an allowable total of $1,187.18 (an overage of $383.43 or 0.96890%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100676	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 9/30/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 4/30/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100675	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/29/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100674	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/21/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Miscellaneous Compliance - Initial TIL not provided						-	Yes	B	B
2017RT6100673	MD	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/19/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100672	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/29/2006 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 7/29/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.92083% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,552.76 on an Original Principal Loan Amount of $31,554.87 vs. an allowable total of $946.64 (an overage of $606.12 or 1.92083%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100671	NJ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100670	AZ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100669	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100668	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100667	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	Yes	B	B
2017RT6100666	NC	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/21/2001.						-	Yes	B	B
2017RT6100665	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.73172% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,816.48 on an Original Principal Loan Amount of $38,389.43 vs. an allowable total of $1,151.68 (an overage of $664.80 or 1.73172%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100664	NE	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100663	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100662	VA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100661	IA	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $89,214.68 is underdisclosed from calculated Finance Charge of $89,552.84 in the amount of $338.16.	Under disclosure caused by DSI		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100659	MD	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100658	LA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/27/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100657	SC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,129.19 is underdisclosed from calculated Finance Charge of $87,378.99 in the amount of $249.80.	TIL itemization did not disclose an Attorney Fee of $250 as prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100656	CO	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/24/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/24/2001.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6100655	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 8/11/2003 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 3/11/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100653	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/23/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 11/23/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.81023% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,983.72 on an Original Principal Loan Amount of $78,308.04 vs. an allowable total of $2,349.24 (an overage of $634.48 or 0.81023%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100652	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.58245% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,903.30 on an Original Principal Loan Amount of $85,179.33 vs. an allowable total of $2,555.37 (an overage of $1,347.93 or 1.58245%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100651	TX	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/19/2003 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 3/19/2003.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
											[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.			Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation. This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100650	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the  appraised value.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.77538% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,028.07 on an Original Principal Loan Amount of $21,528.56 vs. an allowable total of $645.85 (an overage of $382.22 or 1.77538%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100648	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100647	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/10/2005.						-	Yes	B	B
2017RT6100646	IN	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $170,005.02 is underdisclosed from calculated Finance Charge of $170,189.15 in the amount of $184.13.	TIL Itemization did not include $50 Tax Service fee as Prepaid finance Charge		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100645	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100644	MI	Primary	Refinance Cash-out - Other	2	1	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
											[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.						-	Yes	B	B
2017RT6100643	NJ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100642	MI	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100641	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/22/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100640	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $234,732.66 is underdisclosed from calculated Finance Charge of $235,085.88 in the amount of $353.22.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/05/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Disclosed payment on Note of $899.62 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100639	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 5/29/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.16031% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,329.16 on an Original Principal Loan Amount of $55,985.27 vs. an allowable total of $1,679.55 (an overage of $649.61 or 1.16031%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100638	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/31/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100637	MN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/27/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100636	MI	Primary	Refinance Cash-out - Other		2	1				2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.						-	Yes	B	B
2017RT6100635	WI	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $39,973.88 is underdisclosed from calculated Finance Charge of $40,009.13 in the amount of $35.25.	Disclosed payment on Note of $307.46 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100634	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100633	CA	Primary	Refinance Cash-out - Debt Consolidation	3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The notary date on the security instrument is 1/XX/2001 when it should have been 1/XX/2002.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		TR Tested	TILA SOL Expired	Yes	B	B
2017RT6100632	OR	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100631	WV	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6100629	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/26/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100627	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/22/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100626	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/20/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100625	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/21/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100624	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/30/2005.						-	Yes	B	B
2017RT6100623	WA	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/12/2008 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 2/12/2008.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6100622	MD	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,763.70 is underdisclosed from calculated Finance Charge of $127,802.55 in the amount of $38.85.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/21/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100621	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100619	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100618	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/30/2003.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100616	WY	Primary	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File contains the Mortgage, Note (combined Note/TIL), and Final Title only. Compliance testing could not be completed.				UTD	Indeterminable	Yes	D	D
2017RT6100615	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/7/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/7/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.47491% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,967.51 on an Original Principal Loan Amount of $43,967.60 vs. an allowable total of $1,319.02 (an overage of $648.49 or 1.47491%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100614	AL	Primary	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Note w/combined TIL and Mortgage. Compliance testing not completed				UTD	Indeterminable	Yes	D	D
2017RT6100613	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/30/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2007.						-	Yes	B	B
2017RT6100612	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.05695% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,353.18 on an Original Principal Loan Amount of $33,354.59 vs. an allowable total of $1,000.63 (an overage of $352.55 or 1.05695%.)	Missing Final Title.	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100611	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/16/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/16/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100610	OK	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/02/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100609	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.65121% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,853.55 on an Original Principal Loan Amount of $39,850.92 vs. an allowable total of $1,195.52 (an overage of $658.03 or 1.65121%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100608	TN	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 8.50000% is underdisclosed from calculated APR of 8.63030% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $52,530.98 is underdisclosed from calculated Finance Charge of $54,421.18 in the amount of $1,890.20.	Under disclosure is caused by Rule of 78 Interest payment calculation using 8.50% interest	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100607	HI	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/25/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 3/25/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100606	SC	Primary	Refinance Cash-out - Other		3	3	[3] Closing / Title - Title: Evidence of title is missing			2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	Yes	B	B
2017RT6100605	SD	Primary	Refinance Rate/Term	2	1	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/24/2003.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100604	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/07/2006.						-	Yes	B	B
2017RT6100603	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/01/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/01/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100602	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2002.						-	Yes	B	B
2017RT6100601	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100599	TX	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.17150% or Final Disclosure APR of 12.17000% is in excess of allowable threshold of APOR 4.98% + 1.5%, or 6.48000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.67072% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,175.68 on an Original Principal Loan Amount of $46,581.26 vs. an allowable total of $1,397.43 (an overage of $778.25 or 1.67072%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

														TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100598	FL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 3/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/27/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100597	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/31/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100596	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain a Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 1/28/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 8/28/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100595	MI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/6/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/6/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100594	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 3/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/19/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100593	NM	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	Yes	B	B
2017RT6100592	SC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,894.68 is underdisclosed from calculated Finance Charge of $96,055.99 in the amount of $161.31.
[2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	TIL itemization did not disclose an Attorney review fee of $250 as a prepaid finance charge.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100591	IN	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100590	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/11/2004.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100589	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,881.74 is underdisclosed from calculated Finance Charge of $166,942.37 in the amount of $60.63.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/03/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Disclosed payment on Note of $646.64 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100588	LA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/18/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/18/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100587	ID	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 7/XX/1997, prior to three (3) business days from transaction date of 6/XX/1997.
											[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s).			TILA ROR - 3yrs for rescindable transactions. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100586	LA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100585	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/26/2000. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100584	OK	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,932.66 is underdisclosed from calculated Finance Charge of $225,175.86 in the amount of $243.20.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The security instrument reflects it was notarized on 8/XX/01, and the right to cancel disclosure is signed on 8/XX/01.
Disclosed payment on Note of $875.02 does not correspond with the loan amount, loan term, and interest rate on the loan.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100582	NY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100580	LA	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,891.16 is underdisclosed from calculated Finance Charge of $129,137.26 in the amount of $246.10.	Under disclosure caused by the simple interest payment calculation.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100579	PA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/17/2001.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100578	VT	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/15/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100577	CO	Primary	Refinance Rate/Term		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/23/2005 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 5/23/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100576	NY	UTD	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/21/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100574	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.93589% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,576.43 on an Original Principal Loan Amount of $40,052.72 vs. an allowable total of $1,201.58 (an overage of $374.85 or 0.93589%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100572	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/08/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100570	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $48,853.97 is underdisclosed from calculated Finance Charge of $48,990.72 in the amount of $136.75.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/07/2006.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Itemization of Amount Financed is available. Underdisclosure appears to be payment stream related. APR is rounded to 5.74% from actual 12.54180%.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100569	IL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100568	MI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
											[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100567	NY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/21/2003.						-	Yes	B	B
2017RT6100566	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/26/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.72661% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,936.06 on an Original Principal Loan Amount of $51,952.26 vs. an allowable total of $1,558.56 (an overage of $377.50 or 0.72661%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B

Loan Level Exception - Disposition (Loan Grades)

2017-RT6 ID	State	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Seasoning > 3 Years	Fitch Compliance Grade	DBRS Compliance Grade
2017RT6100565	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  3/6/2009 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 10/6/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100564	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/26/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100563	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,837.05 is underdisclosed from calculated Finance Charge of $82,989.81 in the amount of $152.76.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/15/2007.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.78696% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,847.13 on an Original Principal Loan Amount of $75,182.46 vs. an allowable total of $2,255.47 (an overage of $591.66 or 0.78696%.)	Appears lender did not include Attorney Fee in finance charges per TIL itemization. No attorney invoice found in file.	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100562	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,451.21 is underdisclosed from calculated Finance Charge of $168,766.32 in the amount of $315.11.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/18/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee payment steam related. Disclosed APR,11.25%, is rounded from calculated APR 11.24720%.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100560	OR	Primary	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	File only contains Note w/combined TIL and Mortgage. Compliance testing not completed				UTD	Indeterminable	Yes	D	D
2017RT6100559	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.66408% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,004.95 on an Original Principal Loan Amount of $35,397.60 vs. an allowable total of $1,061.92 (an overage of $943.03 or 2.66408%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100558	OR	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/13/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100557	OH	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2001, prior to three (3) business days from transaction date of 06/XX/2001.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	PPP Expired- Maximum Pre-Payment Penalty does not meet state (OH) requirements. Per OH parameters, maximum pre-payment charge for a first lien is 1%, 1%, 1%, however Note indicates a penalty of 3%, 2%, 1% will be incurred if loan is paid in full in the first 36 months after origination. Lender is XXX.		TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100556	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100555	NY	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	Yes	B	B
2017RT6100554	IN	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100551	LA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/30/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100550	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $104,081.71 is underdisclosed from calculated Finance Charge of $104,123.39 in the amount of $41.68.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/16/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 10/16/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.42291% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,265.75 on an Original Principal Loan Amount of $51,227.56 vs. an allowable total of $1,536.82 (an overage of $728.93 or 1.42291%.)	Underdisclosure appears to be due to DSI calculation of payment.	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	C	C
2017RT6100549	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/28/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.19266% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,625.86 on an Original Principal Loan Amount of $62,629.99 vs. an allowable total of $1,878.89 (an overage of $746.97 or 1.19266%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100548	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100547	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100546	CA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100545	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/7/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/7/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100544	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/29/2004.						-	Yes	B	B
2017RT6100543	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.65632% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,935.50 on an Original Principal Loan Amount of $52,935.78 vs. an allowable total of $1,588.07 (an overage of $347.43 or 0.65632%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100542	GA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/27/2000.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100541	FL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 2/17/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/17/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100540	VA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100539	GA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/07/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/07/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	Yes	B	B
2017RT6100537	WY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100535	IN	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	PPP Expired- Maximum Pre-Payment Penalty does not meet state (IN) requirements. Per IN parameters, maximum pre-payment charge is 2% if prepaid in full within 60 days of the date of prepayment, however Note indicates a penalty of 3%, 2%, 1% will be incurred if loan is paid in full in the first three years of loan term. Lender is XXX.					-	Yes	B	B
2017RT6100534	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/02/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100533	LA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/16/2003.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100532	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/11/2006.						-	Yes	B	B
2017RT6100531	MI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/11/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100530	NY	Primary	Refinance Cash-out - Debt Consolidation	3	2	[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6100528	SC	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $234,754.69 is underdisclosed from calculated Finance Charge of $235,105.99 in the amount of $351.30.	TIL itemization did not disclose a closing attorney fee of $150 as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100527	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100526	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/19/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100525	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6100524	MI	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 4/XX/2002, prior to three (3) business days from transaction date of 4/XX/2002.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100523	WI	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,620.32 is underdisclosed from calculated Finance Charge of $153,199.07 in the amount of $578.75.	Disclosed payment on Note of $614.30 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100522	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/30/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100521	AZ	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/14/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100519	GA	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	TR HUD Deficiency	Yes	D	D
2017RT6100518	NY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100517	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/20/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/20/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100516	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/11/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100514	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	Mising	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/21/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/21/2004.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100512	OH	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/27/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100511	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/19/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100509	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/27/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100508	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/3/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100507	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100504	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.48032% or Final Disclosure APR of 12.48000% is in excess of allowable threshold of APOR 4.99% + 1.5%, or 6.49000%. Compliant Higher Priced Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.48032% or Final Disclosure APR of 12.48000% is in excess of allowable threshold of US Treasury 4.5800% + 3%, or 7.58000% and Conventional Mortgage Rate 5.0100% + 1.75%, or 6.76000%., or APOR 4.99% + 1.5%, or 6.49000%.  Compliant Rate Spread Home Loan.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	FHPML - Compliant	Yes	B	B
2017RT6100503	OK	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $64,826.23 is underdisclosed from calculated Finance Charge of $64,911.33 in the amount of $85.10.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Disclosed payment on Note of $481.26 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100502	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 1/16/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 8/16/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.					Yes	TR Indeterminable	Yes	D	D
2017RT6100500	KS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/30/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/30/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100499	WV	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100498	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/12/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/12/2008. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100497	IN	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6100496	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100495	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/15/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/15/2008. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100494	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/20/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100493	LA	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $64,789.23 is underdisclosed from calculated Finance Charge of $64,990.48 in the amount of $201.25.
											[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Unable to determine source of under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100491	OH	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/26/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100489	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. [2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6100488	PA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/20/2001.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6100487	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,738.72 is underdisclosed from calculated Finance Charge of $220,424.77 in the amount of $686.05.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/22/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Under disclosure is caused by Daily Simple Interest payment calculation.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100486	MI	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/20/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100485	SC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $28,189.17 is underdisclosed from calculated Finance Charge of $28,389.20 in the amount of $200.03.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/16/2003 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 4/16/2003.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TIL itemization did not disclose an attorney fee of $200 as prepaid finance charge		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100484	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 9/14/2005 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 4/14/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100483	MS	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/27/2000.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6100482	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/01/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/01/2000. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100481	AL	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/15/2008 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	Yes	B	B
2017RT6100480	NC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100479	VA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/21/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100478	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/26/2006 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 10/26/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.58656% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,720.19 on an Original Principal Loan Amount of $103,725.82 vs. an allowable total of $3,111.77 (an overage of $608.42 or 0.58656%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100477	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,185.51 is underdisclosed from calculated Finance Charge of $115,251.73 in the amount of $66.22.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/13/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Disclosed payment on Note of $438.34 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100475	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.11265% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,359.04 on an Original Principal Loan Amount of $57,360.62 vs. an allowable total of $1,720.81 (an overage of $638.23 or 1.11265%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100474	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $68,313.42 is underdisclosed from calculated Finance Charge of $68,513.18 in the amount of $199.76.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/18/2003.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TIL Itemization did not disclose the attorney fee of $200 as a prepaid finance charge.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100473	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/27/2007.						-	Yes	B	B
2017RT6100472	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,031.17 is underdisclosed from calculated Finance Charge of $156,103.64 in the amount of $72.47.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/17/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 11/17/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Under-disclosure appears to be due to actual interest rate on loan is 10.9056% as per tape however, Note states rate is 10.91% which therefore, must be used for testing.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100471	FL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100470	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/05/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100469	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/05/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100468	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/27/2006 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 12/27/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.39509% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,241.27 on an Original Principal Loan Amount of $28,242.19 vs. an allowable total of $847.26 (an overage of $394.01 or 1.39509%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100465	KY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100464	OK	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100463	LA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/27/2001. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100462	IA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final title. File does not contain either Preliminary or Final title.	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/20/2004.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100461	DE	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/1/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
											[2] Miscellaneous Compliance - Initial TIL not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100460	CA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/11/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100457	OK	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/19/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100456	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/31/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2007.						-	Yes	B	B
2017RT6100455	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100454	NH	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $25,985.73 is underdisclosed from calculated Finance Charge of $26,029.31 in the amount of $43.58.	Under disclosure due to DSI calculations.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100453	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.52123% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,894.11 on an Original Principal Loan Amount of $41,893.68 vs. an allowable total of $1,256.81 (an overage of $637.30 or 1.52123%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100452	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/23/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 2/23/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.39955% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,301.02 on an Original Principal Loan Amount of $52,301.25 vs. an allowable total of $1,569.03 (an overage of $731.99 or 1.39955%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100450	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100449	TN	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100447	NY	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6100446	NC	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100445	OK	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/01/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6100444	OH	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6100443	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100442	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/17/2004.						-	Yes	B	B
2017RT6100439	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100438	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/2/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  6/2/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
											[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100437	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/24/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6100436	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/19/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	Yes	B	B
2017RT6100435	WA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - (Missing Data) Missing Construction Status Data: Construction Status for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 2/19/2004 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 9/19/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100434	AL	Primary	UTD UTD	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Missing Data - The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing.	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100433	PA	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $85,338.15 is underdisclosed from calculated Finance Charge of $85,445.27 in the amount of $107.12.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/25/2002.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Underdisclosure due to DSI calculation of payment.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100432	OH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100431	SC	Primary	Refinance Cash-out - Debt Consolidation	2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/20/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/20/2000.
											[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	Yes	B	B
2017RT6100430	NC	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6100429	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100428	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/22/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100427	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.29885% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,488.21 on an Original Principal Loan Amount of $28,085.52 vs. an allowable total of $842.56 (an overage of $645.65 or 2.29885%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100426	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/28/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100423	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.63978% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,399.68 on an Original Principal Loan Amount of $93,403.55 vs. an allowable total of $2,802.10 (an overage of $597.58 or 0.63978%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100422	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,076.44 is underdisclosed from calculated Finance Charge of $172,462.42 in the amount of $385.98.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Per calculation, terms of note from origination result in an un-even final payment causing finance charges to be under-disclosed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100421	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100420	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100419	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  5/3/2008 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 12/3/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100418	IL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100417	FL	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2001, prior to three (3) business days from transaction date of 04/XX/2001.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR - 3yrs for rescindable transactions. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100416	AL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100415	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1							-	Yes	A	A
2017RT6100414	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $55,278.16 is underdisclosed from calculated Finance Charge of $55,527.86 in the amount of $249.70.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)	TIL itemization excluded a closing attorney fee of $250 as prepaid finance charge.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6100413	LA	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6100412	NC	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/12/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/12/2001. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100411	IN	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6100410	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100409	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/16/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100408	LA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $85,321.33 is underdisclosed from calculated Finance Charge of $85,384.85 in the amount of $63.52.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/24/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/24/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The under disclosed amount of $63.52 is from the DSI calculation .		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100407	PA	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/27/2000.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100406	PA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/10/2003.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100405	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/26/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Grace period not allowed per TN – min grace period for TN is 10 days - note states 5 days					Late Charge	Yes	C	C
2017RT6100404	ID	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,028.66 is underdisclosed from calculated Finance Charge of $317,753.11 in the amount of $724.45.
											[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.	The Lender failed to disclose the title fees, recording fee and release fee.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100402	VT	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100401	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,632.61 is underdisclosed from calculated Finance Charge of $94,911.98 in the amount of $279.37.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Unable to determine under disclosure due to missing itemization of amount financed.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100400	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/03/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100399	FL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/18/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Misc. Compliance: Notary date on the Mortgage shown as 2/XX/2004, used 2/XX/2005 closing and signature date as shown on the other documentation in the file for testing					-	Yes	B	B
2017RT6100398	FL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100397	GA	Primary	Purchase	3	3	[3] Closing / Title - Title: Evidence of title is missing	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  2/4/1998 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Late charge not allowed per state (GA) - max late charge for GA is 5% - note states 10%.				No	TNR Testing Not Required	Yes	D	D
2017RT6100396	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/31/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/31/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6100395	MD	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,360.33 is underdisclosed from calculated Finance Charge of $93,506.85 in the amount of $146.52.	Under disclosure appears to be payment stream related.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100392	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/29/2005.						-	Yes	B	B
2017RT6100391	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100390	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100389	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/10/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)	The late fee may only be assessed for a payment past due for 10 days or more.		TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			Late Charge	Yes	C	C
2017RT6100388	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/05/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100387	MD	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/06/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/06/2008.
											[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)	Grace period not allowed per state (MD) – min grace period for MD is 15 days - note states 10		TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			Late Charge	Yes	C	C
2017RT6100386	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/14/2007.						-	Yes	B	B
2017RT6100385	OH	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
											[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.						-	Yes	B	B
2017RT6100384	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/02/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100383	MS	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/14/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100382	LA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100381	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/27/2000.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.53580% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,833.78 on an Original Principal Loan Amount of $24,334.26 vs. an allowable total of $730.02 (an overage of $1,103.76 or 4.53580%.)	GENERAL COMMENT (2017-06-16): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100380	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.45144% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,397.73 on an Original Principal Loan Amount of $31,399.47 vs. an allowable total of $941.98 (an overage of $455.75 or 1.45144%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100378	MD	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $137,271.12 is underdisclosed from calculated Finance Charge of $137,345.37 in the amount of $74.25.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Grace period not allowed per state (MD) – min grace period for MD is 15 days - note states 10 days Under disclosure due to DSI calculation of payment.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	C	C
2017RT6100376	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.57390% or Final Disclosure APR of 11.62000% is in excess of allowable threshold of APOR 4.42% + 1.5%, or 5.92000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.14085% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,384.04 on an Original Principal Loan Amount of $33,424.03 vs. an allowable total of $1,002.72 (an overage of $381.32 or 1.14085%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100374	TN	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.23260% or Final Disclosure APR of 12.22000% is in excess of allowable threshold of APOR 4.78% + 1.5%, or 6.28000%. Compliant Higher Priced Loan.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $294,216.62 is underdisclosed from calculated Finance Charge of $294,318.23 in the amount of $101.61.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	UTD source of under disclosure due to missing itemization of amount financed	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100372	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.23915% or Final Disclosure APR of 11.24000% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.39365% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,689.93 on an Original Principal Loan Amount of $31,331.83 vs. an allowable total of $939.95 (an overage of $749.98 or 2.39365%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100369	FL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.27729% or Final Disclosure APR of 9.28000% is in excess of allowable threshold of APOR 3.72% + 1.5%, or 5.22000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/29/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/29/2010.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on HUD-1 Inaccurate: RESPA (2010): Maximum prepayment penalty on HUD-1 does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

														TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100368	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.75679% or Final Disclosure APR of 10.76000% is in excess of allowable threshold of APOR 4.26% + 1.5%, or 5.76000%. Compliant Higher Priced Loan.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum.  Test performed using stated value or other valuation method in file other than appraisal.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.37516% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,397.81 on an Original Principal Loan Amount of $71,042.88 vs. an allowable total of $2,131.29 (an overage of $266.52 or 0.37516%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100364	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.69879% or Final Disclosure APR of 11.03000% is in excess of allowable threshold of APOR 5.04% + 1.5%, or 6.54000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum.  Test performed using stated value or other valuation method in file other than appraisal.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.49725% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,298.11 on an Original Principal Loan Amount of $28,864.52 vs. an allowable total of $865.94 (an overage of $432.17 or 1.49725%.)	Missing Title Policy.	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100361	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.36989% or Final Disclosure APR of 11.37000% is in excess of allowable threshold of APOR 4.80% + 1.5%, or 6.30000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.78028% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,511.70 on an Original Principal Loan Amount of $26,152.69 vs. an allowable total of $784.58 (an overage of $727.12 or 2.78028%.)	Missing final Title Policy The most recent GFE located in the file 6/27/2011.	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100360	TX	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.15507% or Final Disclosure APR of 11.15000% is in excess of allowable threshold of APOR 3.77% + 1.5%, or 5.27000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum.  Test performed using stated value or other valuation method in file other than appraisal.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.77040% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,177.28 on an Original Principal Loan Amount of $24,678.87 vs. an allowable total of $740.37 (an overage of $436.91 or 1.77040%.)	No NMLS records match the NMLS # on the application.	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Liability appears to be limited to originators/licensees.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100359	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.62940% or Final Disclosure APR of 11.64000% is in excess of allowable threshold of APOR 3.78% + 1.5%, or 5.28000%.  Compliant Higher Priced Mortgage Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the  appraised value.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.82512% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,988.73 on an Original Principal Loan Amount of $51,991.30 vs. an allowable total of $1,559.73 (an overage of $429.00 or 0.82512%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100358	VT	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.88038% or Final Disclosure APR of 11.89000% is in excess of allowable threshold of APOR 4.55% + 1.5%, or 6.05000%. Compliant Higher Priced Loan.
[3] State Compliance - Vermont Interest Act - Vermont High Rate, High Point Loan (Interest Rate and/or Points and Fees): Vermont Interest Act: Note Rate on subject loan of 11.88000% is in excess of allowable threshold of Declared Rate 4.8000% + 3%, or 7.80000, or Points on the loan of .00000% exceed the allowable threshold of 4%.  Compliant High Cost Loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Liability appears to be limited to originators/licensees.

Neither Section 104 nor the Regulation provide specifically for assignee liability; however, given that Section 104 grants the Department authority to require any “lender”, which term is undefined, to refund any discount points or other charges paid by a borrower who has not received the required disclosures, purchasers and assignees should exercise caution in purchasing such loans.

														TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100357	TX	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - (Missing Data) Missing Construction Status Data: Construction Status for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.73852% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 4.57% + 1.5%, or 6.07000%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 6/22/2011 which is 1 months prior to consummation.  A 6 month lookback was used to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100356	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.61980% or Final Disclosure APR of 11.65000% is in excess of allowable threshold of APOR 3.45% + 1.5%, or 4.95000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100354	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.00120% or Final Disclosure APR of 11.01000% is in excess of allowable threshold of APOR 4.15% + 1.5%, or 5.65000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100351	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.20708% or Final Disclosure APR of 10.21000% is in excess of allowable threshold of APOR 3.38% + 1.5%, or 4.88000%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100349	MS	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.65408% or Final Disclosure APR of 11.67000% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%. Compliant Higher Priced Loan.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Liability appears to be limited to originators/licensees.

TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA ROR - 3yrs for rescindable transactions.			FHPML - Compliant	Yes	B	B
2017RT6100347	TX	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.49881% or Final Disclosure APR of 10.50000% is in excess of allowable threshold of APOR 3.94% + 1.5%, or 5.44000%. Compliant Higher Priced Loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Liability appears to be limited to originators/licensees.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

														TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100344	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,271.27 is underdisclosed from calculated Finance Charge of $144,308.08 in the amount of $36.81.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/28/2006.	TIL data (Total Finance Charges and Total Payments) is inaccurate. TIL Itemization reflects prepaid finance charges in the amount $2,775.67 in agreement with calculated finance charges.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100342	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/30/2002.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6100341	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/11/2003.						-	Yes	B	B
2017RT6100340	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 2/8/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/8/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100339	AL	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/04/2003.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6100338	AL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,257.98 is underdisclosed from calculated Finance Charge of $102,331.65 in the amount of $73.67.
											[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/08/2004.	The final TIL disclosed the payment stream as 181 payments of $1,166.48. Audit calculates 180 payments of $1,166.48 and 1 payment of $1,240.15.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100337	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/23/2006.						-	Yes	B	B
2017RT6100336	AL	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/21/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	Yes	B	B
2017RT6100335	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/20/2002.						-	Yes	B	B
2017RT6100334	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/27/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	Yes	B	B
2017RT6100333	AL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/12/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/12/1997.						-	Yes	B	B
2017RT6100332	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/30/2001.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100331	CA	Primary	Refinance Cash-out - Debt Consolidation	3	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6100330	CA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/30/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/30/2007.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100327	FL	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						-	Yes	B	B
2017RT6100326	FL	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-	Yes	B	B
2017RT6100325	FL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/21/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100324	FL	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/29/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
											[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	Yes	B	B
2017RT6100323	FL	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100322	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/12/2005.						-	Yes	B	B
2017RT6100321	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/19/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100320	GA	Primary	Refinance Cash-out - Debt Consolidation		3	1				3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.					Yes	TR Indeterminable	Yes	D	D
2017RT6100319	GA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100318	IL	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/25/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100317	IL	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100316	IL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $30,620.07 is underdisclosed from calculated Finance Charge of $30,655.76 in the amount of $35.69.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Per calculation, terms of note from origination require in an un-even final payment resulting in an under-disclosure of total finance charges.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100315	IL	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,021.18 is underdisclosed from calculated Finance Charge of $172,207.00 in the amount of $185.82.	The disclosure was not dated, signed or complete.	TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100314	IL	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/10/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100313	IL	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100311	IN	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	Yes	B	B
2017RT6100310	IA	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6100309	IA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/27/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100308	KS	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $49,402.61 is underdisclosed from calculated Finance Charge of $49,560.45 in the amount of $157.84.	Under-disclosure appears to be due to daily simple interest calculation on loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100307	KS	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/22/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/22/2000. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100306	KS	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/16/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100305	KY	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100304	KY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/15/2006.						-	Yes	B	B
2017RT6100302	KY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100301	KY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/04/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100300	KY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/29/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100299	KY	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,829.57 is underdisclosed from calculated Finance Charge of $170,371.90 in the amount of $542.33.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine under disclosure. TIL Itemization discloses prepaid finance charges as $2,207.95 and audit calculates $2,207.95.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100298	KY	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/8/2005 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was  1/8/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100297	KY	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/19/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100296	KY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/15/2006 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 6/15/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100295	KY	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $289,625.03 is underdisclosed from calculated Finance Charge of $289,826.79 in the amount of $201.76.	Disclosed payment on Note of $1,135.04 does not correspond with the loan amount. loan terms, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100294	KY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/26/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100293	KY	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/07/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100292	KY	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/22/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100291	KY	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/10/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/10/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100290	LA	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100289	GA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100288	GA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100286	PA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/28/2001.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6100285	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2000.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	B	B
2017RT6100283	NC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100282	FL	Primary	Refinance Cash-out - Other		2	2	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 07/06/2001 Manufactured Housing			1							-	Yes	A	A
2017RT6100280	OK	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/16/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/16/2002. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100279	LA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/08/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100278	MO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100277	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100276	LA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	Yes	B	B
2017RT6100275	NJ	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Tile policy.		3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100272	KY	Primary	Refinance Rate/Term	2	1	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/03/2003.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100271	VA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100269	GA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100268	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/30/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100267	LA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/22/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100266	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/28/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100265	GA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100264	IA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,513.46 is underdisclosed from calculated Finance Charge of $122,558.51 in the amount of $45.05.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/11/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The under disclosure appears to be due to the payment stream.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100263	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/18/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/18/2001. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100262	WI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/24/2002 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 7/24/2002. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100261	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/29/2006.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	PPP Expired. If the loan is prepaid in OH before five years a prepayment penalty of not more than one percent of the original OPB is authorized. Note states for full prepayment in full within one year of the date of the loan 3% penalty, within two years, 2% penalty and within one year 1 % penalty. Lender is XXX.					-	Yes	B	B
2017RT6100260	NY	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.52000% is underdisclosed from calculated APR of 7.73890% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $22,713.23 is underdisclosed from calculated Finance Charge of $23,163.23 in the amount of $450.00.	TIL Itemization did not disclose the attorney's fee of $450 as prepaid finance charges.	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100259	LA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100258	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/6/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	Yes	B	B

Loan Level Exception - Disposition (Loan Grades)

2017-RT6 ID	State	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Seasoning > 3 Years	Fitch Compliance Grade	DBRS Compliance Grade
2017RT6100257	IN	Primary	Refinance Rate/Term		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/20/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100256	LA	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100255	AL	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/17/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100254	GA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/01/2004.						-	Yes	B	B
2017RT6100253	MA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100252	MI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/17/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/17/2001. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100251	MN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/26/2002. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100250	MN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 11.38030% or Final Disclosure APR of 11.38000% is in excess of allowable threshold of USTreasury 4.3000% + 3%, or 7.30000%. Compliant Subprime Loan.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/01/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/01/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.			State HPML - Compliant	Yes	B	B
2017RT6100248	MN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $64,471.85 is underdisclosed from calculated Finance Charge of $64,619.39 in the amount of $147.54.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/21/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Under-disclosure appears to be due to actual interest rate on loan is 9.7485% as per tape however, Note states rate is 9.75% which therefore, must be used for testing.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100247	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/07/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100246	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/02/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100245	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/17/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100244	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/18/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100243	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/28/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/28/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100241	MS	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/11/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100240	MS	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/27/2008. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100239	MS	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100238	MO	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100236	VA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100235	HI	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/09/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/09/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100234	MO	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/21/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100233	MO	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/20/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/20/2008. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100232	MO	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100231	MO	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.	Disclosure is not dated.		TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6100230	MO	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100229	MO	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1							-	Yes	A	A
2017RT6100228	MO	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,701.32 is underdisclosed from calculated Finance Charge of $116,977.62 in the amount of $276.30.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/05/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Disclosed payment on Note of $478.87 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100227	MO	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,476.92 is underdisclosed from calculated Finance Charge of $195,885.33 in the amount of $408.41.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/26/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Disclosed payment on Note of $759.93 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100226	MO	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	PPP Expired- Maximum Pre-Payment Penalty does not meet state (MO) requirements. Maximum pre-payment charge for MO first liens is 2%, 2%, 2%, however Note indicates a penalty of 3%, 2%, 1% will be incurred if loan is paid in full during the first 36 months of term. Lender is XXX.					-	Yes	B	B
2017RT6100224	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/15/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/15/2002. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100223	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,179.41 is underdisclosed from calculated Finance Charge of $177,348.81 in the amount of $169.40.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Under disclosed caused by the simple interest payment calculation.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100222	NC	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100220	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/28/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100219	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/07/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100216	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/26/2002. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100215	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/27/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100214	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/16/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100212	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/28/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100210	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2003.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Appraisal not provided.					-	Yes	B	B
2017RT6100209	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/15/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 9/15/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100207	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/28/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100206	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/17/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100204	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/05/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/05/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100203	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/23/2004 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 8/23/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100201	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/26/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100200	NC	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/19/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100198	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/05/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100197	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/17/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100196	NC	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 11.64660% or Final Disclosure APR of 11.65000% is in excess of allowable threshold of US Treasury 3.7500% + 3%, or 6.75000% and Conventional Mortgage Rate 4.8600% + 1.75%, or 6.61000%. Compliant Rate Spread Home Loan.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
											[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.						State HPML - Compliant	Yes	B	B
2017RT6100195	NC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $130,728.97 is underdisclosed from calculated Finance Charge of $130,791.43 in the amount of $62.46.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/21/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Under disclosure appears to be due to interest calculation on the P & I. Daily simple interest was utilized.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100194	NC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/10/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100192	NC	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/03/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/03/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.					Yes	TR Indeterminable	Yes	D	D
2017RT6100188	NC	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/17/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/17/1998.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100186	NJ	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100185	NJ	Primary	Refinance Cash-out - Other		1	1				1							-	Yes	A	A
2017RT6100184	NJ	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,552.92 is underdisclosed from calculated Finance Charge of $93,588.68 in the amount of $35.76.
											[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Erroneous – Underdisclosure due to loan being DSI		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100183	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/22/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100182	OH	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6100181	OH	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100180	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,494.22 is underdisclosed from calculated Finance Charge of $71,541.34 in the amount of $47.12.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/25/2008.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Finance charges under disclosed by $47.12 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100179	OH	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/15/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100178	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/29/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6100177	OH	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $275,709.60 is underdisclosed from calculated Finance Charge of $276,640.00 in the amount of $930.40.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/21/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/21/2008.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Unable to test borrower acknowledgment receipt due to missing information.
[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to test Ability to Repay due to missing information.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Per calculation, terms of note from origination require in an un-even final payment resulting in an under-disclosure of total finance charges.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100175	OH	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/15/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100174	OK	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/02/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100173	OK	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/10/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100172	OK	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/20/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/20/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100170	OK	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/23/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	Yes	B	B
2017RT6100169	OK	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003	Missing, not in file.		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/21/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100167	OR	Primary	Refinance Cash-out - Other		3	3	[3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100166	OR	Primary	Refinance Rate/Term		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100165	OR	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/23/2004. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100164	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/19/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100163	PA	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/13/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/13/1998. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100162	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,470.07 is underdisclosed from calculated Finance Charge of $166,525.59 in the amount of $55.52.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The under-disclosure is caused by a payment variance due to the loan product being a daily simply interest loan. The payments are off by 24 cents and over the course of the loan the difference amounts to $55.52.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100161	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/24/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100160	PA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/17/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100159	PA	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100158	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/06/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/06/2001. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100157	PA	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/12/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100156	PA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100155	PA	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/21/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/21/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100154	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/19/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/19/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100153	PA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100152	PA	Primary	Refinance Rate/Term		1	1				1							-	Yes	A	A
2017RT6100151	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $57,796.87 is underdisclosed from calculated Finance Charge of $57,870.36 in the amount of $73.49.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/20/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	The reason for the under-disclosure is a payment variance caused by the daily simple interest calculation of this loan. The last payment calculated is $73.49 higher than what was disclosed at origination.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100150	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/03/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/03/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100149	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,078.70 is underdisclosed from calculated Finance Charge of $247,226.49 in the amount of $147.79.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/24/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Erroneous - Under disclosure due to loan being DSI.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100148	PA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title.	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/14/2001.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100147	PA	Primary	Refinance Cash-out - Debt Consolidation		1	1				1							-	Yes	A	A
2017RT6100146	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Closing / Title - Title: Evidence of title is missing			2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	Yes	B	B
2017RT6100145	PA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/27/2005. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100144	SC	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $36,320.41 is underdisclosed from calculated Finance Charge of $36,562.00 in the amount of $241.59.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/23/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TIL itemization did not disclose an attorney fee fee of $250 as a prepaid finance charge.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100142	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/21/2003. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100141	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/23/2004.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100140	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/06/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100139	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/26/2002.						-	Yes	B	B
2017RT6100138	TN	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/8/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100137	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/9/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100136	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/27/2000. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100135	TN	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/17/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100133	TN	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/26/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Note provided a late charge if a payment is more than 5 days late. Per TN Code the late payment fee may only be assessed for a payment past due for 10 days or more. [Tenn.
												Code Ann. § 45-20-103(15)(B).					Late Charge	Yes	C	C
2017RT6100132	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/29/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100131	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/08/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100130	TN	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	Missing pages 2-5 of 5.		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/05/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100129	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/05/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100128	TN	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/24/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100127	TN	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/27/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Per AMC "Late Charges by State" the "late payment fee may only be assessed for a payment past due for 10 days or more					Late Charge	Yes	C	C
2017RT6100126	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/27/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 2/27/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.54450% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,918.48 on an Original Principal Loan Amount of $42,215.41 vs. an allowable total of $1,266.46 (an overage of $652.02 or 1.54450%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100125	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/13/2006 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 12/13/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.84939% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,738.98 on an Original Principal Loan Amount of $35,859.78 vs. an allowable total of $1,075.79 (an overage of $663.19 or 1.84939%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100124	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/28/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 12/28/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.53267% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,044.57 on an Original Principal Loan Amount of $23,045.37 vs. an allowable total of $691.36 (an overage of $353.21 or 1.53267%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100123	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/24/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.56515% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,506.84 on an Original Principal Loan Amount of $33,007.48 vs. an allowable total of $990.22 (an overage of $516.62 or 1.56515%.)	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100122	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.66335% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,516.04 on an Original Principal Loan Amount of $95,978.76 vs. an allowable total of $2,879.36 (an overage of $636.68 or 0.66335%.)	Missing Final Title.	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100121	TX	Primary	Refinance Cash-out - Other	2	2	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.07826% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,470.12 on an Original Principal Loan Amount of $36,047.69 vs. an allowable total of $1,081.43 (an overage of $388.69 or 1.07826%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100120	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.82564% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,690.32 on an Original Principal Loan Amount of $44,184.03 vs. an allowable total of $1,325.52 (an overage of $364.80 or 0.82564%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100118	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/22/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.15137% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,323.96 on an Original Principal Loan Amount of $55,980.60 vs. an allowable total of $1,679.41 (an overage of $644.55 or 1.15137%.)	GENERAL COMMENT (2017-05-22): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100117	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/13/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.30934% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,731.63 on an Original Principal Loan Amount of $32,614.80 vs. an allowable total of $978.44 (an overage of $753.19 or 2.30934%.)	Missing Final Title.	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100116	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.73588% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,785.23 on an Original Principal Loan Amount of $47,786.09 vs. an allowable total of $1,433.58 (an overage of $351.65 or 0.73588%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100115	TX	Primary	Refinance Cash-out - Other	2	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.79701% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,196.02 on an Original Principal Loan Amount of $84,172.09 vs. an allowable total of $2,525.16 (an overage of $670.86 or 0.79701%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100114	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/28/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.98251% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,465.18 on an Original Principal Loan Amount of $29,406.49 vs. an allowable total of $882.19 (an overage of $582.99 or 1.98251%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100113	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.63112% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,163.92 on an Original Principal Loan Amount of $59,593.69 vs. an allowable total of $1,787.81 (an overage of $376.11 or 0.63112%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100112	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $85,472.73 is underdisclosed from calculated Finance Charge of $85,520.08 in the amount of $47.35.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/16/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.04886% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,412.57 on an Original Principal Loan Amount of $59,586.43 vs. an allowable total of $1,787.59 (an overage of $624.98 or 1.04886%.)	Missing Final Title. Underdisclosure due to DSI calculation of payment.	GENERAL COMMENT (2017-09-05): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100111	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/14/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
											[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.			Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation. This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100110	TX	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/10/2004 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 6/10/2004.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.38381% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,379.84 on an Original Principal Loan Amount of $99,882.61 vs. an allowable total of $2,996.47 (an overage of $383.37 or 0.38381%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	Yes	C	C
2017RT6100109	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,021.44 is underdisclosed from calculated Finance Charge of $97,074.84 in the amount of $53.40.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/18/2006 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 10/18/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.32776% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,130.63 on an Original Principal Loan Amount of $39,991.07 vs. an allowable total of $1,199.73 (an overage of $930.90 or 2.32776%.)	Under-disclosure appears to be due to actual interest rate on loan is 9.88% as per tape however, Note states rate is 10.88% which therefore, must be used for testing. Using rate per tape, pay streams match and there is no under-disclosure.	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	C	C
2017RT6100108	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/23/2003.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
											[2] State Compliance - (TX50(a)(6)) and/or (TX50(t)) No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title not in file. Unable to conclusively determine compliance with 80% CLTV limitation.			This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100107	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.90745% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,016.27 on an Original Principal Loan Amount of $51,600.69 vs. an allowable total of $1,548.02 (an overage of $468.25 or 0.90745%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100106	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.84953% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,209.35 on an Original Principal Loan Amount of $31,415.50 vs. an allowable total of $942.46 (an overage of $266.89 or 0.84953%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100105	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/21/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.04949% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,334.62 on an Original Principal Loan Amount of $32,957.73 vs. an allowable total of $988.73 (an overage of $345.89 or 1.04949%.)	GENERAL COMMENT (2017-05-22): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100104	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/6/2006 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 9/6/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.33830% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,632.64 on an Original Principal Loan Amount of $37,633.19 vs. an allowable total of $1,128.99 (an overage of $503.65 or 1.33830%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100103	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.78096% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,366.48 on an Original Principal Loan Amount of $23,637.59 vs. an allowable total of $709.12 (an overage of $657.36 or 2.78096%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100102	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/30/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 1/31/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.52555% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,943.53 on an Original Principal Loan Amount of $42,945.69 vs. an allowable total of $1,288.37 (an overage of $655.16 or 1.52555%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100101	TX	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	File does not contain either Preliminary or Final Title	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/28/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 5/28/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D
2017RT6100100	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.79196% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,780.24 on an Original Principal Loan Amount of $37,150.58 vs. an allowable total of $1,114.51 (an overage of $665.73 or 1.79196%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100099	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.31323% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,152.08 on an Original Principal Loan Amount of $40,504.21 vs. an allowable total of $1,215.12 (an overage of $936.96 or 2.31323%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100098	TX	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/12/2005 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 7/12/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.99750% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,555.77 on an Original Principal Loan Amount of $31,130.96 vs. an allowable total of $933.92 (an overage of $621.85 or 1.99750%.)	GENERAL COMMENT (2017-06-28): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100097	TX	Primary	Refinance Cash-out - Other	3	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,616.34 is underdisclosed from calculated Finance Charge of $105,661.81 in the amount of $45.47.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/13/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.75764% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,952.34 on an Original Principal Loan Amount of $51,956.52 vs. an allowable total of $1,558.69 (an overage of $393.65 or 0.75764%.)	Unable to determine under disclosure due to missing itemization of amount financed.	GENERAL COMMENT (2017-05-22): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

														TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100096	TX	Primary	Refinance Cash-out - Debt Consolidation	2	1	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.07701% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,123.23 on an Original Principal Loan Amount of $22,123.84 vs. an allowable total of $663.71 (an overage of $459.52 or 2.07701%.)	Missing final title	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100095	TX	Primary	Refinance Cash-out - Other	3	3	[3] Closing / Title - Title: Evidence of title is missing	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.51826% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,208.54 on an Original Principal Loan Amount of $48,880.36 vs. an allowable total of $1,466.41 (an overage of $742.13 or 1.51826%.)	GENERAL COMMENT (2017-08-03): Re-graded to an EV2-B based on Outside Counsels feedback on the lenders rebuttal that the loans were made in accordance with existing case law at time of origination which provides that Origination charges to lender constitutes "interest" and is therefore excluded from TX 3% points and fees.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

														This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100094	TX	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.			This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	Yes	B	B
2017RT6100093	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $43,047.96 is underdisclosed from calculated Finance Charge of $43,093.29 in the amount of $45.33.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/2006.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Under disclosure appears to be payment stream related.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100092	VA	Primary	Refinance Cash-out - Other		3	1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $316,930.96 is underdisclosed from calculated Finance Charge of $317,533.12 in the amount of $602.16.	.Underdisclosure due to daily simple monthly payment calculation.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100091	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $400,876.73 is underdisclosed from calculated Finance Charge of $401,547.53 in the amount of $670.80.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/06/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Prepaid expenses matches TIL itemization. Under-disclosure appears to be due to daily simple interest calculation on loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100090	VA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,088.41 is underdisclosed from calculated Finance Charge of $108,166.84 in the amount of $78.43.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/06/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/06/2008.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Disclosed payment on Note of $574.83 does not correspond with the loan amount, loan term, and interest rate on the loan.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100088	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/17/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100087	VA	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/19/2007 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 12/19/2006. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100086	VA	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/16/2007 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	Yes	B	B
2017RT6100085	VA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $419,174.14 is underdisclosed from calculated Finance Charge of $419,876.15 in the amount of $702.01.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/28/2005.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine under disclosure. TIL Itemization discloses prepaid finance charges as $730.05 and audit calculates $730.05.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100084	FL	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] Missing Document - Amendatory Clause and Real Estate Certification is missing.: Disclosure: FHA - Amendatory Clause and Real Estate Certification (Government Documents)
[3] General - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[3] Missing Document - FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents)
[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided
							[3] Missing Document - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/30/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/24/2008.						-	Yes	B	B
2017RT6100083	SC	Primary	Purchase		3	3	[3] Missing Document - Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)			1							-	Yes	A	A
2017RT6100082	KY	Primary	Refinance Rate/Term		3	3	[3] General - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) [3] Missing Document - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Missing Document - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/07/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/23/2009.						-	Yes	B	B
2017RT6100081	NC	Primary	Refinance Rate/Term	3	3	[3] General - FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] General - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[3] Missing Document - FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed Choice Disclosure (Government Documents)
[3] Missing Document - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided
							[3] Missing Document - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)	Missing signature of officer of lender.		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/17/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/17/2008.						-	Yes	B	B
2017RT6100080	SC	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Missing Document - Amendatory Clause and Real Estate Certification is missing.: Disclosure: FHA - Amendatory Clause and Real Estate Certification (Government Documents) [3] Missing Document - Final HUD Addendum 92900-A is missing.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents) [3] Missing Document - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) [3] Government Documentation - Missing Document: HUD/VA 92900-A not provided			2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/10/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/10/2008. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	Yes	B	B
2017RT6100079	IL	Primary	Refinance Rate/Term	3	3	[3] General - FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents) [3] Missing Document - FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed Choice Disclosure (Government Documents) [3] Missing Document - Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)	Not signed by DE Underwriter	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,581.38 is underdisclosed from calculated Finance Charge of $143,762.39 in the amount of $181.01.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
											[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100078	IL	Primary	Purchase	3	3	[3] Missing Document - Builder's Certification is missing.: Disclosure: FHA - Builder's Certification of Plans, Specifications & Site (92541) (Government Documents) [3] Missing Document - Lead Based Paint Attachment - Attached to Purchase Contract is missing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents)	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $24,535.59 is underdisclosed from calculated Finance Charge of $24,754.68 in the amount of $219.09.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
											[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.	The reason for the under-disclosure is that the lender did not disclose the following fees as prepaid finance charges. Settlement fee of $100, Courier fee of $40, Wire fee of $15 and the closing protection letter of $50. These add up to $205.00. The remaining $14.09 is a payment variance.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100077	PA	Primary	Refinance Cash-out - Debt Consolidation	3	3	[3] General - FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) is not compliant.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)
[3] General - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[3] Missing Document - FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents)
[3] Missing Document - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
							[3] Missing Document - Mortgage Insurance Certificate is missing.: Disclosure: FHA - Mortgage Insurance Certificate (Government Documents)	Not complete.		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/21/2007.						-	Yes	B	B
2017RT6100076	NJ	Primary	Refinance Rate/Term	3	3	[3] General - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) [3] Missing Document - FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/08/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/08/2010.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

														TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100075	NJ	Primary	Purchase	3	3	[3] Missing Document - FHA Case # Assignment is missing.: Disclosure: FHA - Case # Assignment (Government Documents) [3] Missing Document - FHA Informed Choice Disclosure is missing.: Disclosure: FHA - Informed Choice Disclosure (Government Documents) [3] Missing Document - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

														TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100074	MD	Primary	Purchase	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
											[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/3/2006 which is the consummation date. A 1 month lookback was used to determine this application date.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6100061	MD	Primary	Refinance Cash-out - Debt Consolidation		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/4/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/4/2007. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100060	TX	Investment	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/15/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/15/2007.						-	Yes	B	B
2017RT6100059	CA	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/3/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/3/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	Yes	B	B
2017RT6100058	NY	Primary	Refinance Cash-out - Debt Consolidation	3	1	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/10/2007.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	Yes	B	B
2017RT6100057	CA	Primary	Refinance Rate/Term	2	1	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/14/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100056	PA	Primary	Refinance Rate/Term	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 3/27/2007.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	Yes	B	B
2017RT6100055	OH	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $914,462.65 is underdisclosed from calculated Finance Charge of $914,623.92 in the amount of $161.27.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/9/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/9/2007.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay not verified.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
											[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	Yes	B	B
2017RT6100024	VA	Primary	Refinance Rate/Term	3	1	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.59070% or Final Disclosure APR of 5.61100% is in excess of allowable threshold of APOR 3.77% + 1.5%, or 5.27000%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

														TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	Yes	B	B
2017RT6100023	VA	Primary	Refinance Cash-out - Other		2	1				2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable.						-	Yes	B	B
2017RT6100022	VA	Primary	Refinance Cash-out - Other	3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
											[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/07/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	Yes	D	D